                                                   REGISTRATION NOS. 333-137942
                                                                      811-03240

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.             [_]

                 Post Effective Amendment No. 12          [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 165                     [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            KATHERINE STONER, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 6, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

================================================================================

                              PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 158 under The Investment Company Act of 1940, File Nos. 333-137492 and 811-03240, filed on April 30, 2010,
Accession No. 0001193125-10-101439.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 12.

                  The Variable Annuity Life Insurance Company
                              Separate Account A

            Portfolio Director Fixed and Variable Deferred Annuity

                  Supplement to Prospectus Dated May 1, 2010

If you select IncomeLOCK on or after July 6, 2010, the provisions listed below with respect to fees and investment restrictions will apply to you.

Fees:

(1) The fees for IncomeLOCK endorsements issued with a Benefit Effective Date prior to July 6, 2010 will not be changed.

(2) For IncomeLOCK endorsements with a Benefit Effective Date of July 6, 2010 or after, the fee table below replaces the fee table on page 6 of the Portfolio Director prospectus.

OPTIONAL INCOMELOCK FEE

You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base./(1)/

FEE PERIOD                ANNUALIZED FEE PERCENTAGE
----------                --------------------------
All years                 0.70% (deducted quarterly)
--------
(1)IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

The maximum expense example on page 7 of the Portfolio Director prospectus is replaced with the following:

The first set of examples assumes the MAXIMUM fees and expenses, including the maximum separate account charge of 1.25%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.70%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.

(1)If you surrender your Contract at the end of the applicable time period:

1 YEAR  3 YEARS 5 YEARS 10 YEARS
------  ------- ------- --------
$831    $1,609  $2,407   $3,981

(2)If you annuitize at the end of the applicable time period:

1 YEAR  3 YEARS 5 YEARS 10 YEARS
------  ------- ------- --------
$376    $1,142  $1,927   $3,981

(3)If you do not surrender your Contract:

1 YEAR  3 YEARS 5 YEARS 10 YEARS
------  ------- ------- --------
$376    $1,142  $1,927   $3,981

The following is added on page 29 at the end of the section of the Portfolio Director prospectus titled "IncomeLOCK":

Selection of the IncomeLOCK feature on or after July 6, 2010

If you select IncomeLOCK on or after July 6, 2010, the provisions listed below with respect to investment restrictions will apply to you.

Investment Restrictions:

   (1) For IncomeLOCK endorsements with a Benefit Effective Date prior to July 6, 2010: None.

   (2) For IncomeLOCK endorsements with a Benefit Effective Date of July 6, 2010 or after, investment restrictions apply, and you may not invest in the Multi-Year Fixed Option, the SunAmerica 2015 High Watermark Fund (closed to new investments) or the SunAmerica 2020 High Watermark Fund. As long as the feature is in effect, we require that you allocate your investments in accordance with the minimum and maximum percentages below. You may combine Variable Portfolios from Groups A, B and C to create your personal investment portfolio.

                     INVESTMENT RESTRICTIONS
                     ----------------------
INVESTMENT GROUP     MINIMUM     MAXIMUM     VARIABLE PORTFOLIOS AND/OR FIXED ACCOUNTS
----------------     -------     -------     -----------------------------------------
Group A: Bond, Cash    20%         100%      Fixed Account Plus
and Fixed Accounts
                                             Short-Term Fixed Account

                                             Capital Conservation Fund

                                             Core Bond Fund

                                             Government Securities Fund

                                             Inflation Protected Fund

                                             International Government Bond Fund

                                             Money Market I Fund

                                             Money Market II Fund

                                             Strategic Bond Fund

                                             Vanguard Long-Term Investment Grade Fund

                                             Vanguard Long-Term Treasury Fund


Group B: Equity         0%          70%      Aggressive Growth Lifestyle Fund
Maximum
                                             Asset Allocation Fund

                                             Blue Chip Growth

                                             Broad Cap Value Income Fund











                     INVESTMENT RESTRICTIONS
                     -----------------------
INVESTMENT GROUP     MINIMUM     MAXIMUM       VARIABLE PORTFOLIOS AND/OR FIXED ACCOUNTS
----------------     -------     -------     -----------------------------------------------

                                             Capital Appreciation Fund

                                             Conservative Growth Lifestyle Fund

                                             Core Equity Fund

                                             Dividend Value Fund

                                             Foreign Value Fund

                                             Global Equity Fund

                                             Global Social Awareness Fund

                                             Global Strategy Fund

                                             Growth Fund

                                             Growth & Income Fund

                                             High Yield Bond Fund

                                             International Equities Fund

                                             International Growth I Fund

                                             Large Cap Core Fund

                                             Large Capital Growth Fund

                                             Large Cap Value Fund

                                             Lou Holland Growth Fund

                                             Mid Cap Index Fund

                                             Mid Cap Value Fund

                                             Moderate Growth Lifestyle Fund

                                             Socially Responsible Fund

                                             Stock Index Fund

                                             Value Fund

                                             Vanguard LifeStrategy Conservative Growth Fund

                                             Vanguard LifeStrategy Growth Fund

                     INVESTMENT RESTRICTIONS
                     ----------------------
INVESTMENT GROUP     MINIMUM     MAXIMUM     VARIABLE PORTFOLIOS AND/OR FIXED ACCOUNTS
----------------     -------     -------     -------------------------------------------
                                             Vanguard LifeStrategy Moderate Growth Fund

                                             Vanguard Wellington Fund

                                             Vanguard Windsor II Fund


Group C: Limited        0%         10%       Ariel Appreciation Fund
Equity
                                             Ariel Fund

                                             Global Real Estate Fund

                                             Health Sciences Fund

                                             International Small Cap Equity Fund

                                             Mid Cap Growth Fund

                                             Mid Cap Strategic Growth Fund

                                             Nasdaq-100(R) Index Fund

                                             Science and Technology Fund

                                             Small Cap Aggressive Growth Fund

                                             Small Cap Fund

                                             Small Cap Growth Fund

                                             Small Cap Index Fund

                                             Small Cap Special Values Fund

                                             Small Cap Value Fund

                                             Small-Mid Growth Fund

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in your Contract's allocations going outside these restrictions. The company will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

    .  Any transfer or reallocation you initiate; or

    .  Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or systematic withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each quarter, We will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the investment requirements. If IncomeLOCK is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. The company may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. The company will notify you of any changes to the investment requirements.

Please keep this supplement with your Portfolio Director prospectus.

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 158 under The Investment Company Act of 1940, File Nos. 333-137492 and 811-03240, filed on April 30, 2010,
Accession No. 0001193125-10-101439.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                   Page
                                                                                                 Numbers
                                                                                                 -------
Report of Independent Registered Public Accounting Firm                                             1

Consolidated Balance Sheets - December 31, 2009 and 2008                                          2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2009, 2008 and 2007             4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2009, 2008
   and 2007                                                                                         5

Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2009, 2008 and 2007      6

Consolidated Statements of Cash Flows - Years Ended December 31, 2009, 2008 and 2007              7 to 8

Notes to Consolidated Financial Statements                                                       9 to 50

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                  1201 LOUISIANA
                                                                      SUITE 2900
                                                           HOUSTON TX 77002-5678
                                                        TELEPHONE (713) 356 4000
                                                        FACSIMILE (713) 356 4717

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of December 31, 2009, the Company changed its definition of cash and cash equivalents.


/s/ PricewaterhouseCoopers LLP

April 30, 2010

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                  -----------------
                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
    (cost: 2009 - $22,977; 2008 - $21,806) ....................   $22,494   $20,483
   Hybrid securities, at fair value
    (cost: 2009 - $4; 2008 - $10) .............................         3         8
   Fixed maturity securities, trading, at fair value ..........       174       189
   Equity securities, available for sale, at fair value
    (cost: 2009 - $43; 2008 - $53) ............................        71        52
   Equity securities, trading, at fair value ..................         1         1
   Mortgage and other loans receivable,
    (net of allowance: 2009 - $113; 2008 - $6) ................     4,219     4,451
   Policy loans ...............................................       956     1,007
   Partnerships and other invested assets .....................     1,686     2,370
   Short-term investments .....................................     5,678     1,998
   Derivative assets, at fair value ...........................        10        75
                                                                  -------   -------
Total investments .............................................    35,292    30,634
Cash and cash equivalents .....................................       101        78
Accrued investment income .....................................       395       396
Deferred policy acquisition costs and
 cost of insurance purchased ..................................     2,156     2,501
Deferred sales inducements ....................................       172       146
Other assets ..................................................        89        77
Separate account assets, at fair value ........................    22,928    18,735
                                                                  -------   -------
TOTAL ASSETS ..................................................   $61,133   $52,567
                                                                  =======   =======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                        December 31,
                                                              --------------------------------
                                                                   2009              2008
                                                              --------------   ---------------
                                                              (In millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder contract deposits .........................       32,428           31,785
   Future policy benefits .................................           31               30
   Income taxes payable to Parent .........................          239              150
   Deferred income taxes payable ..........................          540              127
   Derivative liabilities, at fair value ..................           21               16
   Other liabilities ......................................          518              290
   Separate account liabilities ...........................       22,928           18,735
                                                                  ------           ------
TOTAL LIABILITIES .........................................       56,705           51,133
                                                                  ------           ------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
SHAREHOLDER'S EQUITY:
   Common stock, $1 par value, 5,000,000 shares authorized,
    3,575,000 shares issued and outstanding ...............            4                4
   Additional paid-in capital .............................        6,786            5,554
   Accumulated deficit ....................................       (2,199)          (3,430)
   Accumulated other comprehensive loss ...................         (163)            (694)
                                                                  ------           ------
TOTAL SHAREHOLDER'S EQUITY ................................        4,428            1,434
                                                                  ------           ------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................       61,133           52,567
                                                                  ======           ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                   Years ended December 31,
                                                                 ---------------------------
                                                                  2009      2008     2007
                                                                 ------   -------   ------
                                                                        (In millions)
REVENUES:
   Net investment income .....................................   $2,022   $ 1,414   $2,280
   Net realized investment losses:
      Total other-than-temporary impairments on
       available for sale securities .........................     (623)   (3,060)    (237)
      Portion of other-than-temporary impairments on
       available for sale fixed maturity securities recognized
       in accumulated other comprehensive income (loss) ......     (156)       --       --
                                                                 ------   -------   ------
      Net other-than-temporary impairments on available
       for sale fixed maturity securities recognized in
       net income (loss) .....................................     (779)   (3,060)    (237)
      Other realized investment losses .......................     (127)   (3,918)    (215)
                                                                 ------   -------   ------
         Total net realized investment losses ................     (906)   (6,978)    (452)
   Fee income:
      Variable annuity fees ..................................      241       297      350
      Other fee income .......................................      100       105       97
                                                                 ------   -------   ------
TOTAL REVENUES ...............................................    1,457    (5,162)   2,275
                                                                 ------   -------   ------
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits .......    1,274     1,241    1,173
   Amortization of deferred policy acquisition costs and
    cost of insurance purchased ..............................       94      (166)     148
   Amortization of deferred sales inducements ................        3       (12)       2
   General and administrative expenses, net of deferrals .....      168       187      171
   Commissions, net of deferrals .............................       82        85       77
   Policyholder benefits .....................................       12         8        3
                                                                 ------   -------   ------
TOTAL BENEFITS AND EXPENSES ..................................    1,633     1,343    1,574
                                                                 ------   -------   ------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE ......................     (176)   (6,505)     701
INCOME TAX EXPENSE ...........................................       76        19      207
                                                                 ------   -------   ------
NET INCOME (LOSS) ............................................   $ (252)  $(6,524)  $  494
                                                                 ======   =======   ======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                Years ended December 31,
                                                                ------------------------
                                                                 2009      2008     2007
                                                                ------   -------   -----
                                                                      (In millions)

NET INCOME (LOSS) ...........................................   $ (252)  $(6,524)  $ 494
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized losses of fixed maturity investments
    on which other-than-temporary credit impairments were
    taken - net of reclassification adjustments .............      425        --      --
   Deferred income tax expense on above changes .............     (152)       --      --
   Net unrealized gains (losses) on all other invested assets arising during the current period - net of
    reclassification adjustments ............................    2,377      (918)   (870)
   Deferred income tax benefit (expense) on above changes ...     (837)      325     309
   Adjustment to deferred policy acquisition costs
    and deferred sales inducements ..........................     (408)      178     102
   Deferred income tax benefit (expense) on above changes ...      143       (63)    (36)
   Foreign currency translation adjustments .................        6         2      --
   Deferred income tax benefit (expense) on above changes ...       (2)       (1)     --
                                                                ------   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS) ...........................    1,552      (477)   (495)
                                                                ------   -------   -----
COMPREHENSIVE INCOME (LOSS) .................................   $1,300   $(7,001)  $  (1)
                                                                ======   =======   =====

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                   2009      2008     2007
                                                                 -------   -------   ------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year .....................    $     4   $     4   $    4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year .............................      5,554     1,648    1,613
      Capital contributions from Parent (see Note 12) .......      1,232     3,906       35
                                                                 -------   -------   ------
   Balance at end of year ...................................      6,786     5,554    1,648
                                                                 -------   -------   ------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year .............................     (3,430)    3,094    3,336
      Cumulative effect of accounting change, net of tax.....      1,483        --      (36)
      Net income (loss) .....................................       (252)   (6,524)     494
      Dividends .............................................         --        --     (700)
                                                                 -------   -------   ------
   Balance at end of year ...................................     (2,199)   (3,430)   3,094
                                                                 -------   -------   ------
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Balance at beginning of year .............................       (694)     (217)     278
      Cumulative effect of accounting change, net of tax.....     (1,021)       --       --
      Other comprehensive income (loss) .....................      1,552      (477)    (495)
                                                                 -------   -------   ------
   Balance at end of year ...................................       (163)     (694)    (217)
                                                                 -------   -------   ------
TOTAL SHAREHOLDER'S EQUITY ..................................    $ 4,428   $ 1,434   $4,529
                                                                 =======   =======   ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                  2009      2008      2007
                                                                 ------    ------   -------
                                                                        (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) ............................................   $ (252)  $(6,524)  $  494
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
 PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits ..........    1,274     1,241     1,173
Amortization of deferred policy acquisition costs and
 cost of insurance purchased .................................       94      (166)     148
Amortization of deferred sales inducements ...................        3       (12)       2
Net realized investment losses ...............................      906     6,978      452
Equity in income of partnerships and other invested assets ...       45       427     (163)
Amortization (accretion) of net premium/discount on
 investments .................................................     (165)      (58)     (73)
Provision for deferred income taxes ..........................       27      (200)      (8)
Capitalized interest .........................................      (23)      (25)     (29)
CHANGE IN:
   Hybrid securities, at fair value ..........................        5        76       19
   Trading securities, at fair value .........................       15        94       24
   Accrued investment income .................................        1        (4)      23
   Deferral of deferred policy acquisition costs and cost of
    insurance purchased ......................................     (143)     (175)    (186)
   Income taxes currently receivable/payable .................       89       160       (2)
   Other assets ..............................................       (6)       21       (9)
   Future policy benefits ....................................        1        28        1
   Other liabilities .........................................      229       103       65
Other, net ...................................................        3       (20)      (2)
                                                                 ------   -------   ------
      NET CASH PROVIDED BY OPERATING ACTIVITIES ..............    2,103     1,944    1,929
                                                                 ------   -------   ------

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                              Years ended December 31,
                                                            ---------------------------
                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                  (In millions)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities ............................   $(3,876)  $(5,724)  $(6,809)
   Equity securities ....................................        (1)      (44)      (44)
   Mortgage and other loans .............................      (146)     (361)   (1,395)
   Other investments, excluding short-term investments ..    (2,569)   (3,496)   (3,984)
Sales of:
   Fixed maturity securities ............................     3,322     5,507     7,711
   Equity securities ....................................        15        55        33
   Other investments, excluding short-term investments ..     2,792     3,168     2,928
Redemptions and maturities of:
   Fixed maturity securities ............................       818       836     1,265
   Mortgage and other loans .............................       262       332       306
   Other investments, excluding short-term investments ..       284       314       415
Change in short-term investments ........................    (3,679)   (1,682)     (218)
Change in securities lending collateral .................        --     5,984       159
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES    (2,778)    4,889       367
                                                            -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits ...........................     2,814     2,754     2,437
Policyholder account withdrawals ........................    (3,820)   (3,743)   (3,568)
Net exchanges to/(from) variable accounts ...............       693     1,001       (90)
Claims and annuity payments .............................      (219)     (188)     (195)
Change in securities lending payable ....................        --    (9,843)     (193)
Cash capital contribution from Parent Company ...........     1,230     3,213        35
Dividend paid to Parent Company .........................        --        --      (700)
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES       698    (6,806)   (2,274)
                                                            -------   -------   -------
INCREASE IN CASH AND CASH EQUIVALENTS ...................        23        27        22
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD ........        78        51        29
                                                            -------   -------   -------
CASH AND CASH EQUIVALENTS AT END OF PERIOD ..............   $   101   $    78   $    51
                                                            =======   =======   =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid ............................   $   (41)  $    60   $   216
Non-cash activity:
Sales inducements credited to policyholder contract
 deposits ...............................................   $    43   $    42   $    38
Capital contribution in the form of securities ..........   $    --   $   693   $    --

           See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive and independent sales representatives.

As the Company primarily markets through an exclusive sales agent force, no annual annuity deposits for any individual agent in 2009 or 2008 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG beginning late in the third quarter of 2008 and related events described in Note 14 below (collectively, the "American International Group Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts. In addition, the Company has experienced surrenders in its variable annuity products, including surrenders of certain large groups in 2009, and may continue to experience such surrenders, also resulting in reduced fee income. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits ("EGPs") for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II") which is carried at fair value. See Notes 6 and 7 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the new standard.

IMPAIRMENT POLICY -- EFFECTIVE APRIL 1, 2009 AND THEREAFTER

FIXED MATURITY SECURITIES

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS"), Collateralized debt obligations ("CDO"), Asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     .    Current delinquency rates;

     .    Expected default rates and timing of such defaults;

     .    Loss severity and timing of any such recovery;

     .    Expected prepayment speeds; and

     .    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the new accounting standard related to the other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

     . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

FIXED MATURITY SECURITIES IMPAIRMENT POLICY -- PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

MORTGAGE LOANS HELD FOR INVESTMENT

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

VALUATION ALLOWANCE

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss: 1) individual loans that are specifically reserved ("specific loan loss allowance") and 2) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance").

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as risk rating, vintage, maturity date, debt service coverage ratio ("DSCR"), loan to value ("LTV") and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral of the loans with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to the realized investment gains (losses) in the consolidated statements of income (loss).

MORTGAGE LOANS HELD FOR SALE

Loans classified as "held for sale" where the Company expects to sell in the foreseeable future are reported at the lower of cost or market value. The amount by which cost exceeds market is accounted for as a valuation allowance and is reported net with the loan balance on the consolidated balance sheets. Loan origination fees and certain incremental origination costs are deferred until the related loan is sold. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in net realized investment gains (losses) in the consolidated statements of income (loss). The Company had no loans held for sale as of December 31, 2009 and 2008.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

PARTNERSHIPS AND OTHER INVESTED ASSETS

Partnerships in which the AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust").

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") on certain variable annuity products. The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk. The GMWB is considered an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The fair value of these embedded derivatives are reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the Company's embedded derivatives are reported in net realized investment gains (loss) in the accompanying consolidated statements of income (loss).

See Notes 2.7 and 5 for further discussion of GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss).

See Notes 3, 5 and 14 for further discussion on derivative financial instruments.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

2.4 CASH AND CASH EQUIVALENTS

Cash represents cash on hand and non-interest bearing demand deposits.  See Note
2.14 for discussion of the Company's change in accounting principle related to its definition of cash.

2.5 DEFERRED POLICY ACQUISITION COSTS, COST OF INSURANCE PURCHASED ("CIP") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses, that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g., market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

The DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheets. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0 percent to 4.5 percent in 2009, 2008 and 2007. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.6 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity product in second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The changes in fair value of the liability for GMWB are reported in net realized investment gain (loss) in the consolidated statements of income
(loss).

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In addition, the Company is a coinsurer for the GMWB under a separate reinsurance agreement on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary. See additional discussion in Note 10.

2.8 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB liability balance, with a related charge or credit to policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") under a separate reinsurance agreement on certain variable annuity contracts issued by ALICO. See additional discussion in Note 10.

2.9 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     . Dividend income and distributions from common and preferred stock and other investments when receivable.

     . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     . Earnings from partnership investments accounted for under the equity method.

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net  realized   investment   gains  and  losses  are   determined   by  specific
identification. The net realized investment gains and losses are generated primarily from the following sources:

     .    Sales  of  fixed  maturity  and  equity  securities   (except  trading
          securities accounted for at fair value), securities lending invested collateral and other types of investments.

     . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

     .    Changes in fair value of derivatives.

     .    Exchange   gains  and   losses   resulting   from   foreign   currency
          transactions.

2.11 FEE INCOME

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

2.12 INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gain (loss) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2009 or 2008.

2.14 ACCOUNTING CHANGES

DEFINITION OF CASH AND CASH EQUIVALENTS

In 2009, the Company changed its definition of cash to exclude the Company's investment in an investment pool managed by an affiliate, which is now being classified as a short-term investment. This reclassification was considered preferable presentation by management as it is consistent with the presentation of the investment pool account at the AIG level and among other affiliates within the enterprise. Any change in policy concerning cash and cash equivalents is deemed to be a change in accounting principle and the financial statements of earlier years presented should be restated for comparative purposes. As such, the Company has restated the consolidated balance sheets and the consolidated statements of cash flows for this change. The Company held $1.9 billion and $0.3 billion in this investment pool account at December 31, 2008 and 2007, respectively, which has been reclassified as a short-term investment.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2007:

DEFERRED ACQUISITION COSTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued an accounting standard that provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in the accounting standard for certain long-duration contracts issued by insurance enterprises. The standard defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

UNCERTAINTY IN INCOME TAXES

In July 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard which clarifies the accounting for uncertainty in income tax positions. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the interpretation on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional disclosures on this standard.

ACCOUNTING FOR A CHANGE OR PROJECTED CHANGE IN THE TIMING OF CASH FLOWS RELATING TO INCOME TAXES GENERATED BY A LEVERAGED LEASE TRANSACTION

In July 2006, the FASB issued an accounting standard that addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any uncertain tax position related to the lease. The Company adopted the standard on January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with the standard, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $136.6 million reduction to investment income for the year ended December 31, 2008.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expanded disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarified that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting the new standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

SUBSEQUENT EVENTS

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009. The adoption of the new standard did not affect the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 for the expanded disclosures.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $0.5 billion as of April 1, 2009, consisting of a decrease in accumulated deficit of $1.5 billion and an increase to accumulated other comprehensive loss of $1.0 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 12 herein). The cumulative effect adjustment resulted in an increase of approximately $1.9 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments (see Note 2 for a more detailed discussion of the changes in policy):

     . Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

     . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:


                                                                         (Increase)
                                                                        Decrease to
                                                          (Increase)    Accumulated    Net Increase in
                                                         Decrease to       Other       the Company's
                                                         Accumulated   Comprehensive    Shareholder's
                                                           Deficit          Loss            Equity
                                                         -----------   -------------   ---------------
                                                                         (In millions)
Net effect of the increase in amortized cost of
 available for sale fixed maturity securities ........      $1,898        $(1,898)          $ --
Net effect of related DAC, sales inducement assets and
 other insurance balances ............................        (314)            314            --
Net effect on deferred income tax assets .............        (101)            563           462
                                                            ------        -------           ----
Net increase (decrease) in the Company's shareholder's
 equity ..............................................      $1,483        $(1,021)          $462
                                                            ======        =======           ====

DETERMINING FAIR VALUE WHEN VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The new standard is effective for interim and annual periods beginning on January 1, 2010 for the Company. Earlier application is prohibited. The Company does not expect the effect of adopting this new standard on its results of operations or cash flows to be material.

3.   FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS

Amounts related to the Company's financial instruments are as follows:

                                                        December 31, 2009    December 31, 2008
                                                       ------------------   ------------------
                                                       Carrying     Fair    Carrying     Fair
                                                        Amount     Value     Amount     Value
                                                       --------   -------   --------   -------
                                                                   (In millions)
ASSETS:
   Fixed maturity securities, available for sale....    $22,494   $22,494    $20,483   $20,483
   Fixed maturity securities, hybrid ...............          3         3          8         8
   Fixed maturity securities, trading ..............        174       174        189       189
   Equity securities, available for sale ...........         71        71         52        52
   Equity securities, trading ......................          1         1          1         1
   Mortgage and other loans ........................      4,219     4,206      4,451     4,532
   Policy loans ....................................        956       956      1,007     1,007
   Partnerships and other invested assets ..........      1,686     1,686      2,370     2,370
   Short-term investments ..........................      5,678     5,678      1,998     1,998
   Derivative assets ...............................         10        10         75        75
   Accrued investment income .......................        395       395        396       396
   Separate account assets .........................     22,928    22,928     18,735    18,735
LIABILITIES:
   Policyholder contract deposits (1) ..............     32,428    34,509     31,785    31,071
   Derivative liabilities ..........................         21        21         16        16

----------

(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

FIXED MATURITY SECURITIES, EQUITY SECURITIES AND TRADING SECURITIES

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity and equity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

The fixed maturity  securities,  trading portfolio consists of an interest in ML
II. At inception, the Company's economic interest in ML II was valued at the transaction price of $173.8 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values of the underlying assets commensurate with the Company's interests in the capital structure of the respective entities. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the interest in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the interest in ML II. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Adjustments to the fair value of the Company's interest in ML II are recorded in net investment income. The Company's interest in ML II is included in fixed maturities, trading, at fair value.

MORTGAGE AND OTHER LOANS

Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

PARTNERSHIPS AND OTHER INVESTED ASSETS

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

ACCRUED INVESTMENT INCOME

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

POLICYHOLDER CONTRACT DEPOSITS

Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

RECURRING FAIR VALUE MEASUREMENTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

     . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

     . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          Counterparty
At December 31, 2009                                        Level 1   Level 2   Level 3   Netting /(a)/     Total
---------------------------------------------------------   -------   -------   -------   ------------    -------
                                                                       (In millions)
ASSETS:
   Fixed maturity securities, available for sale:
      U.S. government securities and government
       sponsored entities ...............................   $    --   $   163    $   --       $ --        $   163
      Foreign government ................................        --       227        --         --            227
      Obligations of states, municipalities and
       political subdivisions ...........................        --        60        --         --             60
      Corporate debt ....................................        --    13,618       868         --         14,486
      Residential mortgage-backed securities ............        --     4,832       622         --          5,454
      Commercial mortgage-backed securities .............        --       482       558         --          1,040
      Collateralized debt obligation / Asset
       backed securities ................................        --       219       845         --          1,064
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, available for sale           --    19,601     2,893         --         22,494
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, hybrid:
      Corporate debt ....................................   $    --   $    --    $    3       $ --        $     3
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, hybrid ..............        --        --         3         --              3
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, trading:
      Corporate debt ....................................   $    --   $     4    $   --       $ --        $     4
      Commercial mortgage-backed securities .............        --        30         8         --             38
      Collateralized debt obligation / Asset
       backed securities ................................        --        --       132         --            132
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, trading .............        --        34       140         --            174
                                                            -------   -------    ------       ----        -------
   Equity securities, available for sale
      Common stock ......................................   $    39   $    --    $    7       $ --        $    46
      Preferred stock ...................................        --         4        21         --             25
                                                            -------   -------    ------       ----        -------
   Total equity securities, available for sale ..........        39         4        28         --             71
                                                            -------   -------    ------       ----        -------
   Equity securities, trading
      Common stock ......................................   $    --   $    --    $    1       $ --        $     1
                                                            -------   -------    ------       ----        -------
   Total equity securities, trading .....................        --        --         1         --              1
                                                            -------   -------    ------       ----        -------
   Partnerships and other invested assets ..............    $    16   $   261    $  421       $ --        $   698
   Short-term investments ...............................        21     4,359        --         --          4,380
   Derivative assets ....................................        10        10        --        (10)            10
   Separate account assets ..............................    22,928        --        --         --         22,928
                                                            -------   -------    ------       ----        -------
Total ...................................................   $23,014   $24,269    $3,486       $(10)       $50,759
                                                            =======   =======    ======       ====        =======
LIABILITIES:
   Policyholder contract deposits .......................   $    --   $    --    $   76       $ --        $    76
   Derivative liabilities ...............................        --        31        --        (10)            21
                                                            -------   -------    ------       ----        -------
Total ...................................................   $    --   $    31    $   76       $(10)       $    97
                                                            =======   =======    ======       ====        =======

----------
/(a)/ Represents netting of derivative exposures covered by a qualifying master netting agreement

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                    Total Fair
At December 31, 2008                                  Level 1   Level 2   Level 3      Value
---------------------------------------------------   -------   -------   -------   ----------
                                                                    (In millions)
ASSETS:
   Fixed maturity securities, available for sale...   $    --   $18,013   $ 2,470     $20,483
   Fixed maturity securities, hybrid ..............        --         8        --           8
   Fixed maturity securities, trading .............        --        49       140         189
   Equity securities, available for sale ..........        24         1        27          52
   Equity securities, trading .....................        --        --         1           1
   Partnerships and other invested assets .........        13       450       434         897
   Short-term investments .........................        --     1,127        --       1,127
   Derivative assets ..............................        32        43        --          75
   Separate account assets ........................    18,466       269        --      18,735
                                                      -------   -------   -------     -------
Total .............................................   $18,535   $19,960   $ 3,072     $41,567
                                                      =======   =======   =======     =======
LIABILTIES:
   Policyholder contract deposits .................   $    --   $    --   $   210     $   210
   Derivative liabilities .........................        --        16        --          16
                                                      -------   -------   -------     -------
Total .............................................   $    --   $    16   $   210     $   226
                                                      =======   =======   =======     =======

At December 31, 2009 and 2008, Level 3 assets were 5.7 percent and 5.8 percent of total assets and Level 3 liabilities were less than 1 percent and less than 1 percent of total liabilities, respectively.

The following table present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                              Net
                                                           Realized                                                  Changes in
                                                             and                                                     Unrealized
                                                          Unrealized                Purchases,                         Gains
                                                             Gains                    Sales,                        (Losses) on
                                                           (Losses)   Accumulated   Issuances                       Instruments
                                                Balance -  included      Other         and                Balance -     Held
                                                Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2009                               of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
----------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                              (In millions)
Assets:
Fixed maturity securities, available for sale:
   Obligations of states, municipalities and
    political subdivisions ....................   $   75     $  --        $ --         $ (75)     $  --    $   --      $  --
   Corporate debt .............................    1,065        12         271          (231)      (249)      868         --
   Residential mortgage-backed securities .....      576      (134)        146           (40)        74       622         --
   Commercial mortgage-backed securities ......      307      (207)        227          (105)       336       558         --
   Collateralized debt obligation / Asset
    backed securities .........................      447       (40)        229            70        139       845         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities,
 available for sale ...........................    2,470      (369)        873          (381)       300     2,893         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, hybrid:
 Corporate debt ...............................   $   --     $  --        $ --         $  --      $   3    $    3      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, hybrid .......       --        --          --            --          3         3         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, trading:
   Commercial mortgage-backed securities ......   $    4     $   1        $ --         $  --      $   3    $    8      $   2
   Collateralized debt obligation / Asset
    backed securities .........................      136       (11)         --             7         --       132        (11)
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, trading ......      140       (10)         --             7          3       140         (9)
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, available for sale:
   Common stock ...............................   $    8     $  (7)       $  5         $   1      $  --    $    7      $  --
   Preferred stock ............................       19        (3)          8            --         (3)       21         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, available for sale           27       (10)         13             1         (3)       28         --
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, trading:
   Common stock ...............................   $    1     $  --        $ --         $  --      $  --    $    1      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, trading ..............        1        --          --            --         --         1         --
                                                  ------     -----        ----         -----      -----    ------      -----
Partnerships and other invested assets ........      434       (69)         26            30         --       421         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $3,072     $(458)       $912         $(343)     $ 303    $3,486      $  (9)
                                                  ======     =====        ====         =====      =====    ======      =====
Liabilities:
   Policyholder contract deposits .............   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ======     =====        ====         =====      =====    ======      =====

                                                                  Net
                                                               Realized                                                  Changes in
                                                                 and                                                     Unrealized
                                                              Unrealized                Purchases,                         Gains
                                                                 Gains                    Sales,                        (Losses) on
                                                               (Losses)   Accumulated   Issuances                       Instruments
                                                    Balance -  included      Other         and                Balance -     Held
                                                    Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2008                                   of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
--------------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                                  (In millions)
Assets:
   Fixed maturity securities, available for sale...   $2,487   $  (529)      $(80)        $   109     $  483    $2,470      $ --
   Fixed maturity securities, trading .............       --       (53)        --             174         19       140       (53)
   Equity securities, available for sale ..........       19        (2)       (16)            (14)        40        27        --
   Equity securities, trading .....................        1        --         --              --         --         1        --
   Partnerships and other invested assets .........      316       (19)       (26)            164         (1)      434        --
   Securities lending invested collateral .........    1,424    (1,119)       299          (1,717)     1,113        --        --
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $4,247   $(1,722)      $177         $(1,284)    $1,654    $3,072      $(53)
                                                      ======   =======       ====         =======     ======    ======      ====
Liabilities:
   Policyholder contract deposits .................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ======   =======       ====         =======     ======    ======      ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) Net realized and unrealized gains (losses) related to Level 3 items shown above are reported in net realized investment gains (losses) in the consolidated statements of income (loss), except for fixed maturity trading securities which are recorded in net investment income.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company has elected fair value  accounting  for its economic  interest in ML
II. The Company recorded losses of $10.8 million and $37.5 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of its interest in ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

Mortgage and other loans: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans.

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                     Other-Than-
                                                    Cost or       Gross        Gross     Estimated    Temporary
                                                   Amortized   Unrealized   Unrealized      Fair     Impairments
December 31, 2009                                     Cost        Gains       Losses       Value       in AOCI
-----------------                                  ---------   ----------   ----------   ---------   -----------
                                                                   (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .........................    $   167      $   --      $    (4)     $   163       $  --
   Foreign government ..........................        208          21           (2)         227          --
   Obligations of states, municipalities and
    political subdivisions .....................         58           2           --           60          --
   Corporate debt ..............................     13,642         925         (194)      14,373          19
   Residential mortgage-backed securities ......      5,929         176         (651)       5,454        (173)
   Commercial mortgage-backed securities .......      1,698          21         (679)       1,040        (188)
   Collateralized debt obligation / asset
      backed securities ........................      1,116          56         (108)       1,064          11
   Affiliated securities .......................        159          --          (46)         113          --
                                                    -------      ------      -------      -------       --------
Total fixed maturity securities,
 available for sale ............................     22,977       1,201       (1,684)      22,494        (331)
Equity securities, available for sale:
   Common stocks ...............................         23          24           (1)          46          --
   Preferred stocks ............................         20           7           (2)          25          --
                                                    -------      ------      -------      -------       -----
Total equity securities, available for sale ....         43          31           (3)          71          --
                                                    -------      ------      -------      -------       -----
Total ..........................................    $23,020      $1,232      $(1,687)     $22,565       $(331)
                                                    =======      ======      =======      =======       =====

                                                  Cost or       Gross        Gross     Estimated
                                                 Amortized   Unrealized   Unrealized      Fair
December 31, 2008                                   Cost        Gains       Losses       Value
-----------------                                ---------   ----------   ----------   ---------
                                                               (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .......................    $      2      $  1       $    --      $     3
   Foreign government ........................         205         6           (11)         200
   Obligations of states, municipalities and
    political subdivisions ...................         134         3            --          137
   Corporate debt ............................      12,675       298          (977)      11,996
   Residential mortgage-backed securities ....       6,514       125          (494)       6,145
   Commercial mortgage-backed securities .....       1,143        47          (185)       1,005
   Collateralized debt obligation / asset
      backed securities ......................         832        58           (80)         810
   Affiliated securities .....................         301        --          (114)         187
                                                 ---------   ----------   ----------   ---------
Total fixed maturity securities,
 available for sale ..........................      21,806       538        (1,861)      20,483
Equity securities, available for sale:
   Common stocks .............................          33         3            (4)          32
   Preferred stocks ..........................          20        --            --           20
                                                 ---------   ----------   ----------   ---------
Total equity securities, available for sale...          53         3            (4)          52
                                                 ---------   ----------   ----------   ---------
Total ........................................    $ 21,859      $541       $(1,865)     $20,535
                                                 =========   ==========   ==========   =========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                 Less than 12 Months    12 Months or More         Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair     Unrealized
December 31, 2009                                 Value     Losses      Value     Losses     Value      Losses
-----------------                                ------   ----------   ------   ----------   ------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   U.S. government securities and government
    sponsored entities .......................   $  160    $    (4)    $   --      $  --     $  160    $    (4)
   Foreign government ........................       16         (1)        14         (1)        30         (2)
   Corporate debt ............................    2,406       (107)     1,160        (87)     3,566       (194)
   Residential mortgage-backed securities ....      930       (336)     1,460       (315)     2,390       (651)
   Commercial mortgage-backed securities .....      598       (640)       188        (39)       786       (679)
   Collateralized debt obligation/asset
    backed securities ........................      306        (93)       179        (15)       485       (108)
   Affiliated securities .....................       --         --         72        (46)        72        (46)
                                                 ------   ----------   ------   ----------   ------   ----------
Total fixed maturity securities,
 available for sale ..........................    4,416     (1,181)     3,073       (503)     7,489     (1,684)
Equity securities, available for sale:
   Common stocks .............................        5         (1)        --         --          5         (1)
   Preferred stocks ..........................        2         (2)        --         --          2         (2)
                                                 ------   ----------   ------   ----------   ------   ----------
Total equity securities, available
 for sale ....................................        7         (3)        --         --          7         (3)
                                                 ------   ----------   ------   ----------   ------   ----------
Total ........................................   $4,423    $(1,184)    $3,073      $(503)    $7,496    $(1,687)
                                                 ======    =======     ======      =====     ======    =======

                                                 Less than 12 Months    12 Months or More          Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair      Unrealized
December 31, 2008                                 Value     Losses      Value     Losses     Value       Losses
-----------------                                ------   ----------   ------   ----------   -------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   Foreign government.........................   $  116     $   (11)   $    4      $  --     $   120    $   (11)
   Corporate debt.............................    5,637        (706)    1,426       (271)      7,063       (977)
   Residential mortgage-backed securities.....      978        (168)    1,213       (326)      2,191       (494)
   Commercial mortgage-backed securities......      339        (109)      142        (76)        481       (185)
   Collateralized debt obligation/Asset
    backed securities.........................      216         (33)      116        (47)        332        (80)
   Affiliated securities......................      124         (91)       23        (23)        147       (114)
                                                 ------   ----------   ------   ----------   -------   ----------
Total fixed maturity securities,
 available for sale...........................    7,410      (1,118)    2,924       (743)     10,334     (1,861)
Equity securities, available for sale:
   Common stocks..............................       11          (4)       --         --          11         (4)
   Preferred stocks...........................        3          --        --         --           3         --
                                                 ------   ----------   ------   ----------   -------   ----------
Total equity securities, available for sale...       14          (4)       --         --          14         (4)
                                                 ------   ----------   ------   ----------   -------   ----------
Total.........................................   $7,424     $(1,122)   $2,924      $(743)    $10,348    $(1,865)
                                                 ======   ==========   ======   ==========   =======   =========

As of December 31, 2009,  the Company held 1,019  individual  fixed maturity and equity securities that were in an unrealized loss position, of which 368 individual securities were in an unrealized loss position continuously for 12 months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009 were as follows:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                       Total Fixed Maturity
                                                                   Available for Sale Securities
                                                                   -----------------------------
                                                                   Amortized       Estimated
                                                                      Cost        Fair Value
                                                                   ---------   -----------------
                                                                           (In millions)
  Due in one year or less ......................................     $   360       $   367
  Due after one year through five years ........................       4,628         4,898
  Due after five years through ten years .......................       6,554         6,882
  Due after ten years ..........................................       2,692         2,789
  Mortgage-backed, asset backed and collateralized securities...       8,743         7,558
                                                                     -------       -------
  Total fixed maturity securities, available for sale ..........     $22,977       $22,494
                                                                     =======       =======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2009,  the Company's  investments  included two  investments  in
single  entities  that  exceeded  10  percent  of  the  Company's   consolidated
shareholder's equity. These investments included a short-term money market investment of $5.6 billion and highly-rated mortgage-backed securities of a single issuer of $491.8 million. At December 31, 2008, the Company's investments included seven investments in single entities that each exceeded 10 percent of the Company's consolidated shareholder's equity. These investments included short-term money market investments, highly-rated mortgage-backed securities, and public high grade bonds. Three of the issuing entities were U.S. government agencies.

At December 31, 2009, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 7 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their individual interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. The interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains and losses included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2009, 2008 and 2007 were $7.5 million gains, $84.7 million losses and $1.6 million gains, respectively.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE LOANS ON REAL ESTATE

At December 31, 2009, the Company had direct commercial U.S. mortgage loan exposure of $4.20 billion. At that date, substantially all of the loans were current.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial loan exposure by state and type of loan, at December 31, 2009, were as follows:

State             # of Loans   Amount*   Apartments   Offices   Retail   Industrial   Hotels   Other   %of Total
------------      ----------   -------   ----------   -------   ------   ----------   ------   -----   ---------
                                                     ($In millions)
California ....       54       $1,068     $   32     $  545    $ 63       $ 198      $156     $ 74      25.4%
New York ......       28          528         76        332      82           3        10       25      12.6%
New Jersey ....       19          370        135         95     116           5        --       19       8.8%
Florida .......       33          361         25        125      79          77        --       55       8.6%
Texas .........       19          282         12         85      49          77        48       11       6.7%
Other states...      147        1,595        289        502     440         136        86      142      37.9%
                     ---       ------     ------     ------    ----       ----       ----     ----     -----
   Total ......      300       $4,204     $  569     $1,684    $829       $496       $300     $326     100.0%
                     ===       ======     ======     ======    ====       ====       ====     ====     =====

----------
*    Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                          2009   2008   2007
                                          ----   ----   ----
                                             (In millions)
Allowance, beginning of year ..........   $  6    $--   $--
   Additions to allowance for losses...    131      6    --
   Charge-offs, net of recoveries .....    (24)    --    --
                                          ----   ----   ----
Allowance, end of period ..............   $113    $ 6   $--
                                          ====   ====   ====

The Company's impaired mortgage loans are as follows:

                                                   2009    2008
                                                  -----   -----
                                                  (In millions)
Impaired loans with valuation allowances ......   $210   $ 9
Impaired loans without valuation allowances ...     65    --
                                                  ----   ----
   Total impaired loans .......................    275     9
Less: Valuation allowances on impaired loans...    (64)   (6)
                                                  ----   ----
   Impaired loans, net ........................   $211   $ 3
                                                  ====   ====

The Company recognized $15.5 million and $1.3 million in interest income on the above impaired mortgage loans for the years ended December 31, 2009 and 2008, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2007.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                  2009     2008     2007
                                                 ------   ------   ------
                                                      (In millions)
Investment income:
   Fixed maturities ..........................   $1,681   $1,410   $1,736
   Equity securities .........................        2        2        6
   Mortgage and other loans receivable .......      295      278      265
   Policy loans ..............................       53       56       56
   Partnerships and other invested assets ....       (5)    (415)     214
   Other investment income ...................       19      100       22
                                                 ------   ------   ------
Gross investment income ......................    2,045    1,431    2,299
Investment expenses ..........................      (23)     (17)     (19)
                                                 ------   ------   ------
Net investment income ........................   $2,022   $1,414   $2,280
                                                 ======   ======   ======

The carrying value of investments that produced no investment income during 2009 was $224.3 million, which is 0.6 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

4.5 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                 2009     2008     2007
                                                                -----   -------   -----
                                                                    (In  millions)
Sales of fixed maturity securities, available for sale:
   Gross gains ..............................................   $ 183   $   678   $  69
   Gross losses .............................................     (35)     (898)   (102)
Sales of equity securities, available for sale:
   Gross gains ..............................................       8        17      11
   Gross losses .............................................      (2)       --      --
Mortgage and other loans:
   Gross gains ..............................................       6        --      --
   Gross losses .............................................    (133)       (3)     --
Partnerships and other invested assets:
   Gross gains ..............................................      10        25      24
   Gross losses .............................................     (18)      (15)    (10)
Derivatives:
   Gross gains ..............................................     289       751      37
   Gross losses .............................................    (322)     (874)    (78)
Securities lending collateral, including other than-
 temporary impairments ......................................      (5)   (3,562)   (156)
Other-than-temporary impairments:
   Total other-than-temporary impairments on
    available for sale securities ...........................    (623)   (3,060)   (237)
   Portion of other-than-temporary impairments on
    available for sale fixed maturity securities
    recognized in accumulated other comprehensive loss ......    (156)       --      --
                                                                -----   -------   -----
Net other-than-temporary impairments on available
 for sale securities recognized in net income (loss) ........    (779)   (3,060)   (237)
Other-than-temporary impairments on all other
 investments ................................................    (108)      (37)    (10)
                                                                -----   -------   -----
Net realized investment gains (losses) before taxes .........   $(906)  $(6,978)  $(452)
                                                                =====   =======   =====

For the year ended December 31, 2009, the aggregate fair value of available for sale securities sold was $365.4 million, which resulted in a net realized capital loss of $35.2 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the nine months ended December 31, 2009:

                                                                                      December 31,
                                                                                          2009
                                                                                      ------------
                                                                                      (In millions)
Balance, March 31, 2009 ...........................................................      $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to the adoption of new
    other-than-temporary impairment standard ..........................................   1,101
   Credit impairments on new securities subject to impairment losses .................       24
   Additional credit impairments on previously impaired securities ...................      357
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
    requirement to sell ...............................................................     141
   Accretion on securities previously impaired due to credit .........................       35
                                                                                         ------
Balance, December 31, 2009 ........................................................      $1,306
                                                                                         ======

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                              Derivative Assets     Derivative   Liabilities
                                           ----------------------   ------------------------
                                            Notional       Fair      Notional       Fair
                                           Amount (1)   Value (2)   Amount (1)    Value (2)
                                           ----------   ---------   ----------   -----------
                                                            (In millions)
December 31, 2009
-----------------
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 3          $ --         $--
   Foreign exchange contracts ..........         84          8           227          31
   Equity contracts ....................      1,877          9            --          --
                                             ------        ---          ----         ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $1,994        $20          $227         $31
                                             ======        ===          ====         ===

December 31, 2008
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 2          $--          $--
   Foreign exchange contracts ..........        220         42           91           16
   Equity contracts ....................      4,577         31           --           --
                                             ------        ---          ---          ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $4,830        $75          $91          $16
                                             ======        ===          ===          ===

----------
(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2)  Fair  value   amounts  are  shown   before  the  effects  of   counterparty
     adjustments. See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

Derivative instruments are reported as assets or liabilities based on the Company's net position with each counterparty, in accordance with the Company's signed master netting agreements. The derivative instruments reported in the preceding table are recorded in the consolidated balance sheets at fair value as follows:

                                   2009    2008
                                  -----   ------
                                  (In millions)

   Derivative assets ..........    $ 10    $ 75
   Derivative liabilities .....     (21)    (16)
                                   ----    ----
TOTAL DERIVATIVE INSTRUMENTS ..    $(11)   $ 59
                                   ====    ====

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                         2009    2008   2007
                                                        -----   -----   ----
                                                            (In millions)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS:
   Interest rate contracts ..........................   $   1   $   2   $  1
   Foreign exchange contracts .......................     (49)     86    (35)
   Equity contracts .................................    (131)    147      1
   Other contracts ..................................     146    (358)    (8)
                                                        -----   -----   ----
TOTAL ...............................................   $ (33)  $(123)  $(41)
                                                        =====   =====   ====

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives are reflected in the policyholder contract deposits of the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2009 and December 31, 2008, the Company had $12.9 million of net derivative liabilities and $18.9 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date. See Note 14 for additional discussion on this related party relationship.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   VARIABLE INTEREST ENTITIES

The accounting standard related to the consolidation of variable interest entities provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. This guidance recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company had no off balance sheet exposure associated with VIEs at December 31, 2009. The Company's total off balance sheet exposure associated with VIEs was $41.3 million at December 31, 2008.

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE,
(ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                       Maximum Exposure to Loss
                                                  ----------------------------------
                                                   On-Balance    Off-Balance
                                                      Sheet         Sheet
                                                  ------------   -----------
                                                    Purchased    Commitments
                                      Total VIE   and Retained       and
                                        Assets      Interests     Guarantees   Total
                                      ---------   ------------   -----------   -----
                                                      (In millions)
December 31, 2009
Real estate and investment funds ..    $   887        $138           $--        $138
CLOs/CDOs .........................        718          65            --          65
Maiden Lane II ....................     15,911         132            --         132
                                       -------        ----           ---        ----
Total .............................    $17,516        $335           $--        $335
                                       =======        ====           ===        ====
December 31, 2008

Real estate and investment funds ..    $ 2,373        $252           $42        $294
CLOs/CDOs .........................        330          34            --          34
Maiden Lane II ....................     19,190         136            --         136
                                       -------        ----           ---        ----
Total .............................    $21,893        $422           $42        $464
                                       =======        ====           ===        ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                        At December 31,
                                                      -------------------
                                                      Unconsolidated VIEs
                                                      -------------------
                                                        2009       2008
                                                      --------   --------
                                                         (In millions)

Assets:
   Available for sale securities ..................       65         34
   Trading securities (primarily Maiden Lane II) ..      132        136
   Other invested assets ..........................      138        252
                                                        ----       ----
Total assets ......................................     $335       $422
                                                        ====       ====

MAIDEN LANE II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 for details regarding the terms of the sale of the RMBS to ML II.

The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

REAL ESTATE AND INVESTMENT FUNDS

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOS/CDOS

The Company invests CDOs and CLOs. In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

MORTGAGE BACKED SECURITIES

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

7.   SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, the Company purchased corporate credit and other asset-backed securities at fair values totaling $815 million from the Securities Lending Program's collateral account.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                                       (In millions)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending collateral:
   Net realized gains (losses) on RMBS sold to ML II ...............................      $  (379)
   Net realized gains (losses) on all other asset sales ............................         (352)
   Realized losses due to other-than-temporary declines in value ...................       (2,831)
                                                                                          -------
      Total ........................................................................      $(3,562)
                                                                                          =======
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities .................................................      $  (109)
   Forward purchase commitments ....................................................         (174)
                                                                                          -------
      Total ........................................................................      $  (283)
                                                                                          =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                   December 31,   December 31,
                                                       2009           2008
                                                   ------------   ------------
                                                          (In millions)
Undistributed Securities Lending Program assets,
 in short term investments .....................       $ --           $ 38
Receivable from affiliated Agent, in amounts
 due from related parties ......................         --             33

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed included corporate credit and other asset-backed securities. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008.

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

8. DEFERRED POLICY ACQUISITIONS COSTS, COST OF INSURANCE PURCHASED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred acquisition costs:

                                                                   2009     2008     2007
                                                                  ------   ------   ------
                                                                        (In millions)
Balance at January 1 ...........................................  $2,497   $1,984   $1,845
   Deferrals ...................................................     139      175      186
   Accretion of interest/amortization ..........................    (122)    (184)    (182)
   Effect of net unrealized (gains) losses on securities (1) ...    (394)     169      100
   Effect of net realized losses on securities (2) .............      86      505       33
   Effect of unlocking of assumptions used in
    estimating future gross profits ............................     (57)    (154)       2
   Increase due to foreign exchange ............................       4        2       --
                                                                  ------   ------   ------
Balance at December 31 .........................................  $2,153   $2,497   $1,984
                                                                  ======   ======   ======

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) In 2009, an increase of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the DAC balance.

(2) In 2009, a decrease of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the DAC balance.

The following table summarizes the activity in cost of insurance purchased:

                                                               2009   2008   2007
                                                               ----   ----   ----
                                                                  (In millions)
Balance at January 1 .......................................   $ 4    $ 5    $ 6
   Deferrals ...............................................    --     --     --
   Accretion of interest/amortization ......................    (1)    (1)    (1)
   Effect of net unrealized (gains) losses on securities ...    --     --     --
   Effect of net realized losses on securities .............    --     --     --
   Effect of unlocking of assumptions used in ..............    --     --     --
    estimating future gross profits ........................    --     --     --
                                                               ---    ---    ---
Balance at December 31 .....................................   $ 3    $ 4    $ 5
                                                               ===    ===    ===

CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $0.4 million, $0.4 million, $0.3 million, $0.3 million and $0.3 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                                2009   2008   2007
                                                                ----   ----   ----
                                                                   (In millions)
Balance at January 1 ........................................   $146   $ 83    $45
Deferrals ...................................................     43     42     38
Accretion of interest/amortization ..........................     (6)     9     (3)
Effect of net unrealized (gains) losses on securities (1) ...    (14)     9      2
Effect of net realized losses on securities (2) .............      4     20      1
Effect of unlocking of assumptions used in
 estimating future gross profits ............................     (1)   (17)    --
                                                                ----   ----    ---
Balance at December 31 ......................................   $172   $146    $83
                                                                ====   ====    ===

----------
(1) In 2009, an increase of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the sales inducement balance.

(2) In 2009, a decrease of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the sales inducement balance.

The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates at least annually. In 2009, amortization increased primarily as a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In 2008, amortization increased to reflect an increase in projected surrenders and a decrease in market growth assumptions. In 2007, amortization decreased to reflect changes in the projected annuity deposits and revenues. As a result of difficult market conditions in 2008 and 2009, the long-term growth rate assumption was changed in 2009 to 8.5 percent from 10.0 percent.

9.   POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                    2009          2008
                                                -----------   -----------
                                                     ($ In millions)
In the event of death (GMDB):
   Account value..............................    $42,095       $37,710
   Net amount at risk (a).....................      2,987         7,075
   Average attained age of contract holders...         57            57
   Range of guaranteed minimum return rates...      2 - 3%        2 - 3%

Annual withdrawals at specified date (GMWB):
   Account value..............................    $ 2,092       $ 1,930
   Net amount at risk (b).....................        313           483
   Weighted average period remaining until
    guaranteed payment........................   19.7 years    19.7 years

----------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in policyholder contract deposits (GMWB) and future policy benefits (GMDB/GMIB) on the consolidated balance sheets:

                                      2009    2008
                                     -----    ----
                                     (In millions)
Balance at January 1 ..............  $ 227    $ 10
Guaranteed benefits incurred ......   (126)    225
Guaranteed benefits paid ..........    (12)     (8)
                                     -----    ----
Balance at December 31 ............  $  89    $227
                                     =====    ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2009 and 2008:

     . Data used was 1,000 stochastically generated investment performance scenarios.

     .    Mean investment  performance  assumption was 10 percent.

     .    Volatility assumption was 16 percent.

     .    Mortality was assumed to be 70 percent of the 1983a and Ult.M tables.

     . Lapse rates vary by contract type and duration and range from 7 percent to 13 percent with an average of 10 percent.

     . The discount rate was 3 percent to 7 percent with an average of 6 percent.

10.  REINSURANCE

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with ALICO, pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $19.0 million and $8.7 million for the years ended December 31, 2009 and 2008, respectively.

All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008.

Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

11.  COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, non-cancelable operating leases, primarily for office space and equipment, which expire at various dates through 2014. At December 31, 2009, the future minimum lease payments under the operating leases are as follows:

        (In millions)
2010....    $ 4
2011....      3
2012....      1
2013....      1
2014....      0
            ---
Total...    $ 9
            ===

Rent expense was $6.1 million, $6.3 million and $5.8 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded limited partnership investment commitments totaling $426.3 million at December 31, 2009. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $15.9 million in commitments relating to mortgage loans at December 31, 2009.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2009 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $1.7 million represents the Company's best estimate of its liability, this estimate may change in the future.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

12.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares have ever been issued.

Capital contributions received by the Company were as follows:

                                                 2009     2008    2007
                                                ------   ------   ----
                                                     (In millions)
Cash from Parent..............................  $1,230   $  240    $--
Contributions related to Securities Lending
 Program (See Note 7).........................      --    2,973     34
                                                ------   ------    ---
   Total cash contributions ..................   1,230    3,213     34
Contributions of securities at fair value.....      --      693     --
All other non cash contributions..............       2       --      1
                                                ------   ------    ---
   Total capital contributions................  $1,232   $3,906    $35
                                                ======   ======    ===

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive loss were as follows:

                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                   (In millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................   $ 1,232   $   541   $   747
   Gross unrealized losses...............................    (1,687)   (1,865)   (1,292)
Net unrealized gains on other invested assets............        95        60       199
Adjustments to DAC, CIP and deferred sales inducements...        92       187         9
Foreign currency translation adjustments.................         6         1        --
Deferred federal and state income tax expense............        99       382       120
                                                            -------   -------   -------
   Accumulated other comprehensive loss (1)..............   $  (163)  $  (694)  $  (217)
                                                            =======   =======   =======

----------
(1)  Includes an increase of $1,021  million in 2009  related to the  cumulative
     effect  of  adopting  a  new  other-than-temporary   impairment  accounting
     standard. See Note 2.14 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. No dividends can be paid in 2010 without prior approval of the Insurance Commissioner as the Company has negative unassigned surplus as of December 31, 2009.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

There are no permitted practices used by the Company at December 31, 2009.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                       2009      2008     2007
                                      ------   -------   ------
                                            (In millions)
Statutory net income (loss) .......   $  130   ($4,498)  $  303
Statutory capital and surplus .....   $3,626    $2,844   $2,841

13.  FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income consist of the following:

                                            Years ended December 31,
                                            ------------------------
                                             2009      2008     2007
                                            ------   -------   -----
                                                 (In millions)
Current .................................     $49     $ 219     $215
Deferred ................................      27      (200)      (8)
                                              ---     -----     ----
Total income tax expenses / (benefits)...     $76     $  19     $207
                                              ===     =====     ====

The US statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                       Years ended December 31,
                                                       ------------------------
                                                        2009      2008    2007
                                                       ------   -------   -----
                                                            (In millions)
US federal income tax (benefit) at statutory rate ...   $(62)  $(2,277)  $244
Adjustments:
   Valuation allowance ..............................    164     2,328      --
   Separate accounts dividends received deduction ...    (29)      (30)    (36)
   Other credits, taxes and settlement ..............      3        (2)     (1)
                                                        ----   -------    ----
Total income tax expense / (benefit) ................   $ 76   $    19    $207
                                                        ====   =======    ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the deferred tax liabilities and assets at December 31 are as follows:

                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
DEFERRED TAX LIABILITIES:
   Deferred policy acquisition costs ..........................   $   777   $   856
                                                                  -------   -------
Total deferred tax liabilities ................................       777       856
                                                                  -------   -------
DEFERRED TAX ASSETS:
   Basis differential of investments ..........................    (2,093)   (2,615)
   Policy reserves ............................................       (71)      (61)
   Net unrealized losses on debt and equity securities available
    for sale ..................................................       (96)     (381)
   Other ......................................................        (1)       --
                                                                  -------   -------
Total deferred tax assets before valuation allowance ..........    (2,261)   (3,057)
Valuation allowance ...........................................     2,024     2,328
                                                                  -------   -------
Net deferred tax (assets)/liabilities .........................   $   540   $   127
                                                                  =======   =======

At December 31, 2009, the Company had capital loss carryforwards expiring through the year 2014 of $3,542 million.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $2,261 million and concluded a $2,024 million valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                December 31,
                                                               -------------
                                                                2009    2008
                                                               ------   ----
                                                               (In millions)
Gross unrecognized tax benefits at beginning of period .....    $ 21    $12
   Increases in tax positions for prior years ..............      94      9
   Decreases in tax positions for prior years ..............      --     --
   Increases in tax positions for current year .............      --     --
   Lapse in statue of limitation settlement .................      --     --
   Settlement ..............................................      --     --
                                                                ----    ---
Gross unrecognized tax benefits at end of period ...........    $115    $21
                                                                ====    ===

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $115.1 million and $21.1 million respectively. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $115.1 million and $21.1 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2009 and 2008, the Company had accrued $2.9 million and $2.4 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2009 and 2008, the Company recognized an expense of $0.5 million and $5.5 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income (loss).

On September 25, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction (DRD) related to separate accounts held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

issuance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The tax benefits related to the separate accounts DRD for December 31, 2009 and 2008 were $28.8 million and $30.4 million respectively.

The Company is not currently under IRS examination for any taxable year. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2009 remain subject to examination by major tax jurisdictions.

14.  RELATED PARTY TRANSACTIONS

AMERICAN INTERNATIONAL GROUP EVENTS

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the New York Fed. Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company
(Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $50.3 million, $56.9 million and $50.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts payable for such services at December 31, 2009 and 2008 were not material.

Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $6.0 million, $9.9 million and $10.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts receivable for such services at December 31, 2009 and 2008 were not material.

NOTES OF AFFILIATES

On December 7, 2005, the Company acquired 5.75 percent Senior Note due December 14, 2015, issued by Transatlantic Holdings, Inc. an affiliate of the Company at a cost of $132.4 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $3.2 million, $7.7 million and $7.6 million on the notes while they were still considered an affiliate during 2009, 2008 and 2007, respectively.

On January 14, 2004, the Company purchased 19.9 percent of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 25.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. Upon maturity, the Company reinvested the $41.0 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income on the note of $2.3 million, $2.3 million and $2.3 million during 2009, 2008 and 2007, respectively.

GUARANTEES

American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

DERIVATIVES

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

OTHER

During the years ended December 31, 2008 and 2007, the Company paid $4.0 million and $9.8 million, respectively, to an affiliate to administer the Company's securities lending program. (See Note 7).

Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2009, 2008 and 2007 totaled $8.1 million, $9.9 million, and $10.0 million, respectively.

15.  BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2009.

16.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued.

On March 1, 2010, AIG announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, AIG announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

AIG closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an AIG affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2009

                                   CONTENTS

          Report of Independent Registered Public Accounting Firm.  1
          Statement of Assets and Liabilities and of Operations...  2
          Schedule of Portfolio Investments....................... 12
          Statements of Changes in Net Assets..................... 14
          Notes to Financial Statements........................... 36

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2009 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 27, 2010

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                            STATEMENT OF OPERATIONS

                                                VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I  VALIC COMPANY I
                                              CAPITAL CONSERVATION CAPITAL CONSERVATION MONEY MARKET I   MONEY MARKET I
                                                      FUND                 FUND              FUND             FUND
                                              ---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                            DIVISION 1           DIVISION 7        DIVISION 2       DIVISION 6
--------------------------------------------  ---------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                     $  2,433,470       $   116,543,125     $  1,067,255   $    428,299,393
  Balance Due From (To) VALIC
   General Account, Net                                  3,289              (150,254)            (193)           356,096
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                                 (433)              359,919               29           (172,590)
                                              ---------------------------------------------------------------------------
Net Assets & Liabilities                          $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                    $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Reserves For Annuity Contracts On
   Benefit                                             270,377               140,177               --             21,247
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves                        2,436,326           116,752,790        1,067,091        428,482,899
  Capital Surplus                                           --                    --               --                 --
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                  $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Contracts in Payout (Annuitization)
   Period                                              270,377               140,177               --             21,247
  Funds Retained in Separate Account A
   by VALIC                                                 --                    --               --                 --
                                              ---------------------------------------------------------------------------
TOTAL NET ASSETS                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

TOTAL UNITS OUTSTANDING                            395,574.521        37,697,808.177      353,912.162    203,942,295.261
                                              ===========================================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                     $    115,700       $     5,449,251     $      4,111   $      1,481,296
EXPENSES:
  Mortality And Expense Risk Charge                     25,035             1,058,958           12,077          4,419,581
  Reimbursements Of Expenses                                --                    --               --                 --
                                              ---------------------------------------------------------------------------
Net Investment Income (Loss)                      $     90,665       $     4,390,293     $     (7,967)  $     (2,938,285)
                                              ---------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                    $    (38,259)      $    (1,207,376)    $         --   $             (0)
  Capital Gains Distributions From
   Mutual Funds                                             --                    --               --                 --
                                              ---------------------------------------------------------------------------
Realized Gains (Losses) On Investments                 (38,259)           (1,207,376)              --                 (0)
                                              ---------------------------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                      190,795             7,144,866               --                 (0)
                                              ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                       $    243,201       $    10,327,783     $     (7,967)  $     (2,938,285)
                                              ===========================================================================

                                               VALIC COMPANY I  VALIC COMPANY I     VALIC COMPANY I
                                                MID CAP INDEX   ASSET ALLOCATION GOVERNMENT SECURITIES
                                                    FUND              FUND               FUND
                                              --------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                          DIVISION 4        DIVISION 5         DIVISION 8
--------------------------------------------  --------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                 $  2,025,911,950  $   128,986,336     $   123,239,784
  Balance Due From (To) VALIC
   General Account, Net                               (714,387)         236,243             (77,526)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                            1,776,354         (247,474)             87,939
                                              --------------------------------------------------------
Net Assets & Liabilities                      $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                $  2,025,916,247  $   128,813,707     $   123,036,784
  Reserves For Annuity Contracts On
   Benefit                                           1,057,670          161,398             213,413
                                              --------------------------------------------------------
Total Contract Owner Reserves                    2,026,973,917      128,975,105         123,250,197
  Capital Surplus                                           --               --                  --
                                              --------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding              $  2,025,916,247  $   128,813,707     $   123,036,784
  Contracts in Payout (Annuitization)
   Period                                            1,057,670          161,398             213,413
  Funds Retained in Separate Account A
   by VALIC                                                 --               --                  --
                                              --------------------------------------------------------
TOTAL NET ASSETS                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

TOTAL UNITS OUTSTANDING                        233,427,902.646   26,016,392.404      39,017,725.281
                                              ========================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                 $     29,699,562  $     3,536,337     $     4,642,603
EXPENSES:
  Mortality And Expense Risk Charge                 16,094,738        1,125,176           1,319,440
  Reimbursements Of Expenses                                --               --                  --
                                              --------------------------------------------------------
Net Investment Income (Loss)                  $     13,604,824  $     2,411,161     $     3,323,163
                                              --------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                $    (88,154,245) $    (8,078,820)    $       893,022
  Capital Gains Distributions From
   Mutual Funds                                     43,082,382               --                  --
                                              --------------------------------------------------------
Realized Gains (Losses) On Investments             (45,071,863)      (8,078,820)            893,022
                                              --------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                  578,527,037       29,109,776         (11,705,332)
                                              --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                   $    547,059,997  $    23,442,117     $    (7,489,147)
                                              ========================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)


                                                           VALIC          VALIC           VALIC            VALIC
                                                         COMPANY I      COMPANY I       COMPANY I        COMPANY I
                                                        STOCK INDEX    STOCK INDEX     STOCK INDEX      STOCK INDEX
                                                            FUND           FUND            FUND             FUND
                                                       ---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                 DIVISION 10A   DIVISION 10B    DIVISION 10C     DIVISION 10D
-----------------------------------------------------  ---------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $  118,294,649  $ 10,485,988  $  2,853,120,324  $   14,144,124
  Balance Due From (To) VALIC General Account,
   Net                                                        (27,182)      (10,089)       (1,196,382)         (1,168)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                            56,615          (148)        2,929,322             161
                                                       ---------------------------------------------------------------
Net Assets & Liabilities                               $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Reserves For Annuity Contracts On Benefit                 2,314,136       156,892         2,711,211          80,379
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves                             118,324,082    10,475,751     2,854,853,264      14,143,117
  Capital Surplus                                                  --            --                --              --
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Contracts in Payout (Annuitization) Period                2,314,136       156,892         2,711,211          80,379
  Funds Retained in Separate Account A by VALIC                    --            --                --              --
                                                       ---------------------------------------------------------------
TOTAL NET ASSETS                                       $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================

TOTAL UNITS OUTSTANDING                                 5,435,932,291   283,499,683   673,225,984,415   1,751,720,858
                                                       ===============================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $    2,503,257  $    220,895  $     60,133,099  $      298,948
EXPENSES:
  Mortality And Expense Risk Charge                         1,064,456        64,587        22,767,132         123,987
  Reimbursements Of Expenses                                       --            --                --              --
                                                       ---------------------------------------------------------------
Net Investment Income (Loss)                           $    1,438,801  $    156,308  $     37,365,967  $      174,961
                                                       ---------------------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $   (5,363,725) $   (710,331) $    (83,957,728) $     (820,089)
  Capital Gains Distributions From Mutual Funds             3,391,004       299,233        81,458,494         404,966
                                                       ---------------------------------------------------------------
Realized Gains (Losses) On Investments                     (1,972,721)     (411,098)       (2,499,234)       (415,123)
                                                       ---------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                         24,686,049     2,321,575       522,384,411       3,034,093
                                                       ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $   24,152,129  $  2,066,785  $    557,251,144  $    2,793,931
                                                       ===============================================================

                                                                              VALIC            VALIC
                                                             VALIC          COMPANY I        COMPANY I
                                                           COMPANY I      GLOBAL SOCIAL        INT'L
                                                         INTERNATIONAL      AWARENESS       GOVERNMENT
                                                         EQUITIES FUND        FUND           BOND FUND
                                                       ---------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                   DIVISION 11      DIVISION 12      DIVISION 13
-----------------------------------------------------  ---------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $    852,788,998  $   281,440,179  $   153,785,451
  Balance Due From (To) VALIC General Account,
   Net                                                         (344,577)         (60,286)         (20,872)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                           1,133,921          144,331           40,903
                                                       ---------------------------------------------------
Net Assets & Liabilities                               $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $    853,427,404  $   281,364,161  $   153,729,644
  Reserves For Annuity Contracts On Benefit                     150,938          160,063           75,838
                                                       ---------------------------------------------------
Total Contract Owner Reserves                               853,578,342      281,524,224      153,805,482
  Capital Surplus                                                    --               --               --
                                                       ---------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $    853,427,404  $   281,364,161  $   153,729,644
  Contracts in Payout (Annuitization) Period                    150,938          160,063           75,838
  Funds Retained in Separate Account A by VALIC                      --               --               --
                                                       ---------------------------------------------------
TOTAL NET ASSETS                                       $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================

TOTAL UNITS OUTSTANDING                                 546,905,383,599   82,271,458,985   56,219,623,956
                                                       ===================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $     20,303,767  $     6,902,420  $     5,920,269
EXPENSES:
  Mortality And Expense Risk Charge                           6,825,589        2,457,430        1,407,901
  Reimbursements Of Expenses                                         --               --               --
                                                       ---------------------------------------------------
Net Investment Income (Loss)                           $     13,478,178  $     4,444,990  $     4,512,368
                                                       ---------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $    (46,331,780) $   (56,898,533) $    (2,290,723)
  Capital Gains Distributions From Mutual Funds                      --               --               --
                                                       ---------------------------------------------------
Realized Gains (Losses) On Investments                      (46,331,780)     (56,898,533)      (2,290,723)
                                                       ---------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                          218,793,037      119,345,749       11,828,688
                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $    185,939,435  $    66,892,206  $    14,050,333
                                                       ===================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY I  VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     SMALL CAP INDEX    CORE EQUITY    GROWTH & INCOME SCIENCE & TECHNOLOGY    SMALL CAP
                          FUND             FUND             FUND               FUND              FUND
                     ---------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009               DIVISION 14      DIVISION 15      DIVISION 16       DIVISION 17        DIVISION 18
-------------------  ---------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value             $    771,234,215 $    232,341,467 $    80,525,584   $    734,945,924   $    278,448,470
  Balance Due From
   (To) VALIC
   General
   Account, Net             (292,154)         (86,236)         (9,225)           (91,887)           (24,453)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                        651,969          134,052           2,101            231,125            113,316
                     ---------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)     $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Reserves For
   Annuity
   Contracts On
   Benefit                    387,354          201,415          59,050            445,535            230,128
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 771,594,030      232,389,283      80,518,460        735,085,162        278,537,333
  Capital Surplus                  --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Contracts in
   Payout
   (Annuitization)
   Period                     387,354          201,415          59,050            445,535            230,128
  Funds Retained
   in Separate
   Account A
   by VALIC                        --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
TOTAL NET ASSETS     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
TOTAL UNITS
 OUTSTANDING          253,624,271.475  126,171,278.888  40,125,825.951    320,462,558.002    125,005,498.315
                     =======================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds             $     11,676,461 $      4,266,843 $     1,758,306   $        639,311   $      1,281,677
EXPENSES:
  Mortality And
   Expense Risk
   Charge                   6,154,452        2,003,861         695,271          5,541,250          2,344,752
  Reimbursements
   Of Expenses                     --               --              --                 --                 --
  Net Investment
   Income
   (Loss)            $      5,522,009 $      2,262,982 $     1,063,035   $    (4,901,939)   $    (1,063,075)
                     ---------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares            $   (58,279,985) $    (3,898,762) $   (4,816,827)   $    (4,234,884)   $   (14,612,509)
  Capital Gains
   Distributions
   From Mutual
   Funds                   17,756,725               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments             (40,523,260)      (3,898,762)     (4,816,827)        (4,234,884)       (14,612,509)
                     ---------------- ---------------- --------------- -------------------- ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                   196,666,077       43,849,710      17,452,089        296,474,550         75,379,786
                     ---------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $    161,664,826 $     42,213,930 $    13,698,297   $    287,337,726   $     59,704,202
                     =======================================================================================

                        VALIC COMPANY I     VALIC COMPANY I
                     INTERNATIONAL GROWTH I   CORE VALUE
                              FUND               FUND
                     ---------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009                  DIVISION 20         DIVISION 21
-------------------  ---------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value                $    541,133,663    $   122,149,818
  Balance Due From
   (To) VALIC
   General
   Account, Net              (1,701,610)           (28,383)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                         2,114,776             83,728
                     ---------------------------------------
Net Assets &
 Liabilities            $    541,546,829    $   122,205,163
                     =======================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)        $    541,151,157    $   122,093,091
  Reserves For
   Annuity
   Contracts On
   Benefit                       395,672            112,072
                     ---------------------------------------
Total Contract
 Owner
 Reserves                    541,546,829        122,205,163
  Capital Surplus                     --                 --
                     ---------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus        $    541,546,829    $   122,205,163
                     =======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding          $    541,151,157    $   122,093,091
  Contracts in
   Payout
   (Annuitization)
   Period                        395,672            112,072
  Funds Retained
   in Separate
   Account A
   by VALIC                           --                 --
                     ---------------------------------------
TOTAL NET ASSETS        $    541,546,829    $   122,205,163
                     =======================================
TOTAL UNITS
 OUTSTANDING             262,692,771.557     85,766,075.914
                     =======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds                $      9,737,133    $     2,813,951
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      4,198,234            989,046
  Reimbursements
   Of Expenses                        --                 --
  Net Investment
   Income
   (Loss)               $      5,538,899    $     1,824,905
                     ---------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares               $    (9,072,060)    $   (6,950,025)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --                 --
                     ---------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,072,060)        (6,950,025)
                     ---------------------- ---------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      139,969,194         22,535,526
                     ---------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS             $    136,436,033    $    17,410,406
                     =======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                     VALIC
                                                                                                  COMPANY II          VALIC
                          VANGUARD LT     VANGUARD LONG-       VANGUARD                          INTERNATIONAL     COMPANY II
                          INVESTMENT      TERM TREASURY       WINDSOR II         VANGUARD          SMALL CAP        SMALL CAP
                          GRADE FUND           FUND              FUND         WELLINGTON FUND     EQUITY FUND      GROWTH FUND
                        ---------------------------------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009         DIVISION 22      DIVISION 23        DIVISION 24       DIVISION 25       DIVISION 33      DIVISION 35
----------------------  ---------------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $   170,641,719  $    316,845,205  $  1,461,834,751  $  1,394,698,734  $    595,119,293  $    44,558,361
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (64,023)        1,407,815          (371,547)         (536,318)         (806,151)         (53,129)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net             124,996        (1,069,587)        1,453,712         1,570,504         1,132,573           53,607
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Assets &
 Liabilities            $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Reserves For
   Annuity
   Contracts On
   Benefit                       44,706            64,249           498,494         1,524,684            50,836            4,093
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves                   170,702,692       317,183,433     1,462,916,916     1,395,732,920       595,445,715       44,558,839
  Capital Surplus                    --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves and
 Capital Surplus        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Contracts in Payout
   (Annuitization)
   Period                        44,706            64,249           498,494         1,524,684            50,836            4,093
  Funds Retained in
   Separate
   Account A by
   VALIC                             --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
TOTAL NET ASSETS        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
TOTAL UNITS
 OUTSTANDING             78,885,636.206   142,416,069.596   715,186,386.449   581,855,261.290   376,296,760.921   34,298,526.060
                        ===============  ================  ================  ================  ================  ===============
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $     9,772,677  $     14,710,093  $     32,699,133  $     43,074,379  $      8,411,227  $            --
EXPENSES:
  Mortality And
   Expense Risk
   Charge                     1,901,655         4,347,904        14,692,027        14,851,914         4,980,614          334,587
  Reimbursements
   Of Expenses                 (396,830)         (912,632)               --                --        (1,290,592)         (87,846)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Investment
 Income (Loss)          $     8,267,852  $     11,274,821  $     18,007,106  $     28,222,465  $      4,721,205  $      (246,741)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $    (2,161,199) $      2,706,476  $    (23,462,755) $    (19,083,079) $    (54,313,632) $    (1,733,594)
  Capital Gains
   Distributions
   From Mutual
   Funds                             --        13,979,688                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Realized Gains
 (Losses) On
 Investments                 (2,161,199)       16,686,164       (23,462,755)      (19,083,079)      (54,313,632)      (1,733,594)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            5,812,420       (83,529,618)      310,660,102       226,985,866       164,729,201       13,465,949
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $    11,919,073  $    (55,568,633) $    305,204,453  $    236,125,252  $    115,136,774  $    11,485,614
                        ===============  ================  ================  ================  ================  ===============

                              VALIC
                           COMPANY II
                         SMALL CAP VALUE
                              FUND
                        -----------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009          DIVISION 36
----------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $    365,923,850
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (141,179)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net              481,487
                        ----------------
Net Assets &
 Liabilities            $    366,264,158
                        ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $    366,205,933
  Reserves For
   Annuity
   Contracts On
   Benefit                        58,225
                        ----------------
Total Contract Owner
 Reserves                    366,264,158
  Capital Surplus                     --
                        ----------------
Total Contract Owner
 Reserves and
 Capital Surplus        $    366,264,158
                        ================
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $    366,205,933
  Contracts in Payout
   (Annuitization)
   Period                         58,225
  Funds Retained in
   Separate
   Account A by
   VALIC                              --
                        ----------------
TOTAL NET ASSETS        $    366,264,158
                        ================
TOTAL UNITS
 OUTSTANDING             187,895,646.242
                        ================
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $      3,513,844
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      2,736,446
  Reimbursements
   Of Expenses                  (715,662)
                        ----------------
Net Investment
 Income (Loss)          $      1,493,060
                        ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $     (7,455,154)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --
                        ----------------
Realized Gains
 (Losses) On
 Investments                  (7,455,154)
                        ----------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            82,097,619
                        ----------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $     76,135,525
                        ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY II  VALIC COMPANY II    VALIC COMPANY II   VALIC COMPANY II    VALIC COMPANY II
                      MID CAP GROWTH    MID CAP VALUE    CAPITAL APPRECIATION LARGE CAP VALUE   SOCIALLY RESPONSIBLE
                           FUND              FUND                FUND               FUND                FUND
                     -----------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 37       DIVISION 38         DIVISION 39        DIVISION 40         DIVISION 41
-------------------  -----------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    182,441,996  $    498,862,663    $    29,001,230    $    158,029,060    $    724,201,545
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         17,037           (42,628)            (3,050)            (87,850)           (260,814)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         71,820           518,425             12,631             299,047             818,643
                     -----------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Reserves For
   Annuity
   Contracts
   On Benefit                   5,789           128,994                 --              11,642              41,926
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 182,530,853       499,338,460         29,010,811         158,240,257         724,759,374
  Capital
   Surplus                         --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Contracts in
   Payout
   (Annuitization)
   Period                       5,789           128,994                 --              11,642              41,926
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
TOTAL UNITS
 OUTSTANDING          162,373,339.103   180,190,683.577     33,268,923.337     106,395,823.390     588,653,384.014
                     ===============================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $             --  $      5,189,267    $       302,958    $      2,822,535    $     11,150,306
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,439,975         3,784,491            236,881           1,372,101           6,042,707
  Reimbursements
   Of
   Expenses                  (369,360)       (1,026,966)           (62,444)           (358,180)         (1,539,089)
                     -----------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $     (1,070,615) $      2,431,742    $       128,521    $      1,808,614    $      6,646,688
                     -----------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (12,517,561) $    (35,241,868)   $    (2,833,109)   $    (18,107,034)   $    (42,584,911)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (12,517,561)      (35,241,868)        (2,833,109)        (18,107,034)        (42,584,911)
                     -----------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    66,853,559       161,863,170          9,783,770          28,566,644         202,959,074
                     -----------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     53,265,383  $    129,053,044    $     7,079,182    $     12,268,224    $    167,020,851
                     ===============================================================================================

                     VALIC COMPANY II    VALIC COMPANY I
                     MONEY MARKET II   NASDAQ-100 (R) INDEX
                           FUND                FUND
                     --------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 44         DIVISION 46
-------------------  --------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    227,027,871    $    100,958,580
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (56,348)           (117,387)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         57,779             246,689
                     --------------------------------------
Net Assets &
 Liabilities         $    227,029,302    $    101,087,882
                     ======================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    226,707,628    $    101,086,016
  Reserves For
   Annuity
   Contracts
   On Benefit                  48,171               1,866
                     --------------------------------------
Total Contract
 Owner
 Reserves                 226,755,799         101,087,882
  Capital
   Surplus                    273,503                  --
                     --------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    227,029,302    $    101,087,882
                     ======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    226,707,628    $    101,086,016
  Contracts in
   Payout
   (Annuitization)
   Period                      48,171               1,866
  Funds
   Retained in
   Separate
   Account A
   by VALIC                   273,503                  --
                     --------------------------------------
TOTAL NET
 ASSETS              $    227,029,302    $    101,087,882
                     ======================================
TOTAL UNITS
 OUTSTANDING          177,059,807.082     195,756,846.283
                     ======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      1,041,381    $        225,073
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   2,569,929             724,745
  Reimbursements
   Of
   Expenses                  (673,344)                 --
                     --------------------------------------
Net Investment
 Income
 (Loss)              $       (855,204)   $       (499,672)
                     --------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $             (1)   $     (1,401,937)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --
                     --------------------------------------
Realized Gains
 (Losses) On
 Investments                       (1)         (1,401,937)
                     --------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                            (2)         34,614,291
                     --------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $       (855,207)   $     32,712,682
                     ======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                  VALIC            VALIC            VALIC
                                COMPANY II       COMPANY II       COMPANY II                         VANGUARD
                                AGGRESSIVE        MODERATE       CONSERVATIVE       VANGUARD       LIFESTRATEGY
                                  GROWTH           GROWTH           GROWTH        LIFESTRATEGY       MODERATE
                              LIFESTYLE FUND   LIFESTYLE FUND   LIFESTYLE FUND    GROWTH FUND      GROWTH FUND
                             ---------------  ---------------  ---------------  ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 48      DIVISION 49      DIVISION 50      DIVISION 52      DIVISION 53
---------------------------  ------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $   107,269,796  $   164,559,600  $    65,152,579  $   124,243,899  $   137,750,246
  Balance Due From (To)
   VALIC General
   Account, Net                      260,152         (117,711)          (3,037)         (66,885)         523,895
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                 (275,587)         128,380           (3,727)          62,724         (312,892)
                             ------------------------------------------------------------------------------------
Net Assets & Liabilities     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Reserves For Annuity
   Contracts On Benefit                  842            5,376               --           21,708            9,313
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                        107,254,361      164,570,269       65,145,815      124,239,738      137,961,249
  Capital Surplus                         --               --               --               --               --
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Contracts in Payout
   (Annuitization) Period                842            5,376               --           21,708            9,313
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --               --               --               --
                             ------------------------------------------------------------------------------------
TOTAL NET ASSETS             $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================

TOTAL UNITS OUTSTANDING       63,007,291.043   89,779,883.004   35,262,562.864   90,265,263.265   95,648,400.228
                             ====================================================================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,623,820  $     3,387,663  $     1,934,761  $     2,546,954  $     3,242,786
EXPENSES:
  Mortality And Expense
   Risk Charge                       807,155        1,268,562          510,130        1,264,667        1,435,916
  Reimbursements Of
   Expenses                         (210,192)        (328,076)        (134,971)              --               --
                             ------------------------------------------------------------------------------------
Net Investment Income
 (Loss)                      $     1,026,857  $     2,447,177  $     1,559,602  $     1,282,287  $     1,806,870
                             ------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (6,978,389) $    (4,225,766) $    (1,433,998) $    (1,685,242) $    (1,412,655)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --               --               --               --
                             ------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                      (6,978,389)      (4,225,766)      (1,433,998)      (1,685,242)      (1,412,655)
                             ------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                       28,283,950       32,405,621       10,127,417       23,781,613       21,072,480
                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $    22,332,418  $    30,627,032  $    10,253,021  $    23,378,658  $    21,466,695
                             ====================================================================================

                                 VANGUARD          VALIC
                               LIFESTRATEGY     COMPANY II
                               CONSERVATIVE      CORE BOND
                               GROWTH FUND         FUND
                             ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 54      DIVISION 58
---------------------------  ---------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $    53,816,927  $   136,351,990
  Balance Due From (To)
   VALIC General
   Account, Net                      (24,282)          42,157
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                   45,169           54,144
                             ---------------------------------
Net Assets & Liabilities     $    53,837,814  $   136,448,291
                             =================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    53,837,814  $   136,430,651
  Reserves For Annuity
   Contracts On Benefit                   --           17,640
                             ---------------------------------
Total Contract Owner
 Reserves                         53,837,814      136,448,291
  Capital Surplus                         --               --
                             ---------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $    53,837,814  $   136,448,291
                             =================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $    53,837,814  $   136,430,651
  Contracts in Payout
   (Annuitization) Period                 --           17,640
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --
                             ---------------------------------
TOTAL NET ASSETS             $    53,837,814  $   136,448,291
                             =================================

TOTAL UNITS OUTSTANDING       36,792,139.165   87,929,562.564
                             =================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,430,912  $     6,914,488
EXPENSES:
  Mortality And Expense
   Risk Charge                       570,703        1,095,908
  Reimbursements Of
   Expenses                               --         (292,597)
                             ---------------------------------
Net Investment Income
 (Loss)                      $       860,209  $     6,111,177
                             ---------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (1,284,473) $    (1,540,274)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --
                             ---------------------------------
Realized Gains (Losses) On
 Investments                      (1,284,473)      (1,540,274)
                             ---------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                        7,437,291       11,826,056
                             ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $     7,013,027  $    16,396,959
                             =================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                VALIC COMPANY II  VALIC COMPANY II                         ARIEL          LOU HOLLAND
                                 STRATEGIC BOND   HIGH YIELD BOND         ARIEL         APPRECIATION        GROWTH
                                      FUND              FUND              FUND              FUND             FUND
                                ----------------------------------------------------------------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 59       DIVISION 60        DIVISION 68      DIVISION 69       DIVISION 70
------------------------------  ----------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    344,200,360  $    192,697,270  $    325,917,379  $    250,782,130  $    45,187,372
  Balance Due From (To)
   VALIC General
   Account, Net                          (83,022)          174,608           (27,408)          (23,551)         (26,282)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      351,127          (116,339)          163,149            93,058           62,555
                                ----------------------------------------------------------------------------------------
Net Assets & Liabilities        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Reserves For Annuity
   Contracts On Benefit                  156,002             6,204           212,360           471,099           16,344
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                            344,468,465       192,755,539       326,053,120       250,851,637       45,223,645
  Capital Surplus                             --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Contracts in Payout
   (Annuitization) Period                156,002             6,204           212,360           471,099           16,344
  Funds Retained in Separate
   Account A by VALIC                         --                --                --                --               --
                                ----------------------------------------------------------------------------------------
TOTAL NET ASSETS                $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
TOTAL UNITS OUTSTANDING          167,361,068.830   108,230,206.582   209,570,969.419   155,817,694.776   48,213,220.588
                                ========================================================================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $     16,426,943  $     15,979,316  $         53,561  $        298,026  $            --
EXPENSES:
  Mortality And Expense
   Risk Charge                         2,814,361         1,539,179         2,809,603         2,235,060          398,201
  Reimbursements Of
   Expenses                             (735,946)         (401,468)         (594,493)         (467,280)         (88,462)
                                ----------------------------------------------------------------------------------------
Net Investment Income (Loss)    $     14,348,528  $     14,841,605  $     (2,161,549) $     (1,469,754) $      (309,739)
                                ----------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (5,986,568) $    (11,867,669) $    (22,219,731) $    (14,404,223) $    (1,009,381)
  Capital Gains Distributions
   From Mutual Funds                          --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                          (5,986,568)      (11,867,669)      (22,219,731)      (14,404,223)      (1,009,381)
                                ----------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                    56,689,852        53,154,819       145,998,509       109,811,380       13,055,157
                                ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $     65,051,812  $     56,128,755  $    121,617,229  $     93,937,403  $    11,736,037
                                ========================================================================================

                                VALIC COMPANY I    VALIC COMPANY I
                                BLUE CHIP GROWTH   HEALTH SCIENCES
                                      FUND              FUND
                                -----------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 72        DIVISION 73
------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    439,909,779  $    173,369,990
  Balance Due From (To)
   VALIC General
   Account, Net                          (54,709)           (7,023)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      617,549            39,795
                                -----------------------------------
Net Assets & Liabilities        $    440,472,619  $    173,402,762
                                ===================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    440,442,251  $    173,332,191
  Reserves For Annuity
   Contracts On Benefit                   30,368            70,571
                                -----------------------------------
Total Contract Owner
 Reserves                            440,472,619       173,402,762
  Capital Surplus                             --                --
                                -----------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    440,472,619  $    173,402,762
                                ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    440,442,251  $    173,332,191
  Contracts in Payout
   (Annuitization) Period                 30,368            70,571
  Funds Retained in Separate
   Account A by VALIC                         --                --
                                -----------------------------------
TOTAL NET ASSETS                $    440,472,619  $    173,402,762
                                ===================================
TOTAL UNITS OUTSTANDING          524,640,903.815   134,701,888.702
                                ===================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $        875,324  $             --
EXPENSES:
  Mortality And Expense
   Risk Charge                         3,298,688         1,431,184
  Reimbursements Of
   Expenses                                   --                --
                                -----------------------------------
Net Investment Income (Loss)    $     (2,423,364) $     (1,431,184)
                                -----------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (6,353,389) $     (7,600,395)
  Capital Gains Distributions
   From Mutual Funds                          --                --
                                -----------------------------------
Realized Gains (Losses) On
 Investments                          (6,353,389)       (7,600,395)
                                -----------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                   135,830,633        49,538,291
                                -----------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $    127,053,880  $     40,506,712
                                ===================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                      VALIC COMPANY I     VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I    VALIC COMPANY I
                           VALUE       BROAD CAP VALUE INCOME  LARGE CAP CORE   INFLATION PROTECTED      GROWTH
                           FUND                 FUND                FUND               FUND               FUND
                     ------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 74         DIVISION 75          DIVISION 76        DIVISION 77        DIVISION 78
-------------------  ------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    156,409,389     $    20,669,588     $    109,570,415   $    195,531,631   $    691,386,042
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         35,245              15,012              (51,812)            97,073           (211,604)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         59,787             (17,274)             168,173              6,068            462,460
                     ------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Reserves For
   Annuity
   Contracts
   On Benefit                     239                  --               16,982              3,327            218,110
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 156,504,421          18,354,617          109,686,776        190,150,891        691,636,898
  Capital
   Surplus                         --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus           $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Contracts in
   Payout
   (Annuitization)
   Period                         239                  --               16,982              3,327            218,110
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================
TOTAL UNITS
 OUTSTANDING          140,942,782.982      19,603,030.451      101,838,199.330    172,929,130.902    764,384,734.354
                     ================================================================================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      3,063,423     $       392,521     $      1,374,966   $      1,609,388   $      5,392,270
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,293,361             147,624              912,358          1,506,034          5,609,752
  Reimbursements
   Of
   Expenses                        --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $      1,770,062     $       244,897     $        462,608   $        103,354   $       (217,482)
                     ------------------------------------------------------------------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (24,875,750)    $    (1,137,702)    $     (8,323,557)  $     (1,563,167)  $    (16,209,959)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (24,875,750)         (1,137,702)          (8,323,557)        (1,563,167)       (16,209,959)
                     ------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    60,831,313           4,865,080           38,506,669         14,740,179        198,769,265
                     ------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     37,725,625     $     3,972,275     $     30,645,720   $     13,280,366   $    182,341,824
                     ================================================================================================

                       VALIC COMPANY I      SUNAMERICA 2015
                     LARGE CAPITAL GROWTH HIGH WATERMARK FUND
                             FUND                FUND
                     ----------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 79          DIVISION 81
-------------------  ----------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    372,610,793     $    27,852,260
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         (250,856)             (5,772)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                          433,654               2,709
                     ----------------------------------------
Net Assets &
 Liabilities           $    372,793,591     $    27,849,197
                     ========================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    372,684,850     $    27,849,197
  Reserves For
   Annuity
   Contracts
   On Benefit                   108,741                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves                   372,793,591          27,849,197
  Capital
   Surplus                           --                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus             $    372,793,591     $    27,849,197
                     ========================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    372,684,850     $    27,849,197
  Contracts in
   Payout
   (Annuitization)
   Period                       108,741                  --
  Funds
   Retained in
   Separate
   Account A
   by VALIC                          --                  --
                     ----------------------------------------
TOTAL NET
 ASSETS                $    372,793,591     $    27,849,197
                     ========================================
TOTAL UNITS
 OUTSTANDING            371,886,173.663      25,578,488.279
                     ========================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $      2,659,251     $       528,758
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                     3,089,941             357,228
  Reimbursements
   Of
   Expenses                          --                  --
                     ----------------------------------------
Net Investment
 Income
 (Loss)                $       (430,690)    $       171,530
                     ----------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $     (9,760,126)    $      (639,931)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                             --                  --
                     ----------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,760,126)           (639,931)
                     ----------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      96,841,713             (11,557)
                     ----------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $     86,650,897     $      (479,958)
                     ========================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                       SUNAMERICA 2020       VALIC COMPANY I       VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     HIGH WATERMARK FUND MID CAP STRATEGIC GROWTH SMALL CAP SPECIAL     SMALL MID     SMALL CAP AGGRESSIVE
                            FUND                   FUND              VALUES FUND       GROWTH FUND        GRWOTH FUND
                     ------------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 82           DIVISION 83           DIVISION 84       DIVISION 85        DIVISION 86
-------------------  -----------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    12,043,728       $    252,520,913     $    184,032,549  $     95,308,626    $    69,250,498
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                          (5,019)               (96,895)             (55,463)          (17,501)           (41,361)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                           3,277                180,856              108,997            42,012             83,740
                     -----------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities           $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Reserves For
   Annuity
   Contracts
   On Benefit                       --                 42,623              182,336             8,955              2,828
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                   12,041,986            252,604,874          184,086,083        95,333,137         69,292,877
  Capital
   Surplus                          --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus               $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Contracts in
   Payout
   (Annuitization)
   Period                           --                 42,623              182,336             8,955              2,828
  Funds
   Retained in
   Separate
   Account A
   by VALIC                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS                $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
TOTAL UNITS
 OUTSTANDING            13,152,788.788        221,862,759.234      213,946,727.132   112,722,385.544     67,301,040.663
                     =====================================================================================================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $       261,354       $      1,285,321     $      2,961,888  $        189,798    $         6,652
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                      150,307              1,982,832            1,475,028           756,296            479,209
  Reimbursements
   Of
   Expenses                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)                $       111,047       $       (697,511)    $      1,486,860  $       (566,498)   $      (472,557)
                     -----------------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $      (760,720)      $    (13,627,251)    $    (14,046,262) $     (4,221,755)   $    (2,753,711)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                            --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments                  (760,720)           (13,627,251)         (14,046,262)       (4,221,755)        (2,753,711)
                     -----------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                       (240,947)            92,958,452           55,443,526        31,658,154         24,209,015
                     -----------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $      (890,620)      $     78,633,690     $     42,884,124  $     26,869,901    $    20,982,747
                     =====================================================================================================

                      VALIC COMPANY I
                       GLOBAL EQUITY
                           FUND
                     -----------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 87
-------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    248,218,683
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (50,102)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                        241,508
                     -----------------
Net Assets &
 Liabilities         $    248,410,089
                     =================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    248,269,966
  Reserves For
   Annuity
   Contracts
   On Benefit                 140,123
                     -----------------
Total Contract
 Owner
 Reserves                 248,410,089
  Capital
   Surplus                         --
                     -----------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    248,410,089
                     =================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    248,269,966
  Contracts in
   Payout
   (Annuitization)
   Period                     140,123
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --
                     -----------------
TOTAL NET
 ASSETS              $    248,410,089
                     =================
TOTAL UNITS
 OUTSTANDING          282,505,385.024
                     =================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $        775,126
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,985,095
  Reimbursements
   Of
   Expenses                        --
                     -----------------
Net Investment
 Income
 (Loss)              $     (1,209,969)
                     -----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (22,828,866)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --
                     -----------------
Realized Gains
 (Losses) On
 Investments              (22,828,866)
                     -----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    79,123,902
                     -----------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     55,085,067
                     =================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                           VALIC COMPANY I   VALIC COMPANY I
                                                                                           GLOBAL STRATEGY    FOREIGN VALUE
                                                                                                FUND              FUND
                                                                                          ------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 88       DIVISION 89
----------------------------------------------------------------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                    $    409,055,041  $    809,785,005
  Balance Due From (To) VALIC General Account, Net                                                 (63,610)           12,660
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                      359,710           715,265
                                                                                          -----------------------------------
Net Assets & Liabilities                                                                  $    409,351,141  $    810,512,930
                                                                                          ===================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                $    408,994,761  $    810,374,473
  Reserves For Annuity Contracts On Benefit                                                        356,380           138,457
                                                                                          -----------------------------------
Total Contract Owner Reserves                                                                  409,351,141       810,512,930
  Capital Surplus                                                                                       --                --
                                                                                          -----------------------------------
Total Contract Owner Reserves and Capital Surplus                                         $    409,351,141  $    810,512,930
                                                                                          ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                          $    408,994,761  $    810,374,473
  Contracts in Payout (Annuitization) Period                                                       356,380           138,457
  Funds Retained in Separate Account A by VALIC                                                         --                --
                                                                                          -----------------------------------
TOTAL NET ASSETS                                                                          $    409,351,141  $    810,512,930
                                                                                          ===================================
TOTAL UNITS OUTSTANDING                                                                    320,247,220.955   751,756,511.169
                                                                                          ===================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                             $     37,023,509  $     19,069,199
EXPENSES:
  Mortality And Expense Risk Charge                                                              3,494,423         6,359,749
  Reimbursements Of Expenses                                                                            --                --
                                                                                          -----------------------------------
Net Investment Income (Loss)                                                              $     33,529,086  $     12,709,450
                                                                                          -----------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                          $    (11,654,556) $    (44,059,233)
  Capital Gains Distributions From Mutual Funds                                                         --                --
                                                                                          -----------------------------------
Realized Gains (Losses) On Investments                                                         (11,654,556)      (44,059,233)
                                                                                          -----------------------------------
Change in Unrealized Appreciation (Depreciation) During The Period                              53,118,209       287,030,737
                                                                                          -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                         $     74,992,739  $    255,680,954
                                                                                          ===================================

                                                                                           VALIC COMPANY I
                                                                                          GLOBAL REAL ESTATE
                                                                                                 FUND
                                                                                          ------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 101
----------------------------------------------------------------------------------------  ------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                     $    270,349,279
  Balance Due From (To) VALIC General Account, Net                                                 (110,881)
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                       237,930
                                                                                          ------------------
Net Assets & Liabilities                                                                   $    270,476,328
                                                                                          ==================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                 $    261,932,268
  Reserves For Annuity Contracts On Benefit                                                              --
                                                                                          ------------------
Total Contract Owner Reserves                                                                   261,932,268
  Capital Surplus                                                                                 8,544,060
                                                                                          ------------------
Total Contract Owner Reserves and Capital Surplus                                          $    270,476,328
                                                                                          ==================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                           $    261,932,268
  Contracts in Payout (Annuitization) Period                                                             --
  Funds Retained in Separate Account A by VALIC                                                   8,544,060
                                                                                          ------------------
TOTAL NET ASSETS                                                                           $    270,476,328
                                                                                          ==================
TOTAL UNITS OUTSTANDING                                                                     312,026,682.728
                                                                                          ==================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                              $     27,329,002
EXPENSES:
  Mortality And Expense Risk Charge                                                               1,993,688
  Reimbursements Of Expenses                                                                             --
                                                                                          ------------------
Net Investment Income (Loss)                                                               $     25,335,314
                                                                                          ------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                           $     (5,405,762)
  Capital Gains Distributions From Mutual Funds                                                          --
                                                                                          ------------------
Realized Gains (Losses) On Investments                                                           (5,405,762)
                                                                                          ------------------
Change in Unrealized Appreciation (Depreciation) During The Period                               46,966,841
                                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $     66,896,393
                                                                                          ==================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2009

                                                                              NET ASSET VALUE   NET ASSET
UNDERLYING FUND                                      DIVISION     SHARES         PER SHARE        VALUE           COST
----------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1         269,487.417     $ 9.03      $    2,433,470 $    2,535,390
VALIC Company I Money Market I Fund                     2       1,067,255.809       1.00           1,067,255      1,067,256
VALIC Company I Mid Cap Index Fund                      4     123,455,938.428      16.41       2,025,911,950  2,427,972,870
VALIC Company I Asset Allocation Fund                   5      13,810,100.329       9.34         128,986,336    151,432,281
VALIC Company I Money Market I Fund                     6     428,299,392.984       1.00         428,299,393    428,299,390
VALIC Company I Capital Conservation Fund               7      12,906,215.274       9.03         116,543,125    122,428,314
VALIC Company I Government Securities Fund              8      11,965,027.283      10.30         123,239,784    125,855,112
VALIC Company I Stock Index Fund                       10A      5,307,074.714      22.29         118,294,649    139,774,881
VALIC Company I Stock Index Fund                       10B        470,434.618      22.29          10,485,988     12,282,421
VALIC Company I Stock Index Fund                       10C    128,000,012.427      22.29       2,853,120,324  3,573,490,704
VALIC Company I Stock Index Fund                       10D        634,550.224      22.29          14,144,124     17,118,852
VALIC Company I International Equities Fund            11     140,492,421.098       6.07         852,788,998  1,115,012,451
VALIC Company I Global Social Awareness Fund           12      21,050,125.640      13.37         281,440,179    376,848,691
VALIC Company I International Government Bond Fund     13      12,772,877.965      12.04         153,785,451    157,163,948
VALIC Company I Small Cap Index Fund                   14      67,415,578.525      11.44         771,234,215  1,000,197,009
VALIC Company I Core Equity Fund                       15      21,296,193.342      10.91         232,341,467    300,596,908
VALIC Company I Growth & Income Fund                   16       7,401,248.407      10.88          80,525,584    102,857,107
VALIC Company I Science & Technology Fund              17      55,974,556.341      13.13         734,945,924    838,417,935
VALIC Company I Small Cap Fund                         18      35,836,353.886       7.77         278,448,470    352,779,823
VALIC Company I International Growth I Fund            20      54,005,355.796      10.02         541,133,663    534,593,196
VALIC Company I Core Value Fund                        21      16,114,751.734       7.58         122,149,818    150,580,581
Vanguard Long-Term Investment-Grade Fund               22      19,130,237.988       8.92         170,641,719    171,998,220
Vanguard Long-Term Treasury Fund                       23      29,068,367.445      10.90         316,845,205    337,525,958
Vanguard Windsor II Fund                               24      61,732,886.411      23.68       1,461,834,751  1,759,193,776
Vanguard Wellington Fund                               25      48,343,110.379      28.85       1,394,698,734  1,470,173,450
VALIC Company II International Small Cap Equity        33      51,975,484.158      11.45         595,119,293    785,177,124
VALIC Company II Small Cap Growth Fund                 35       4,301,000.104      10.36          44,558,361     51,927,859
VALIC Company II Small Cap Value Fund                  36      34,039,427.922      10.75         365,923,850    411,376,566
VALIC Company II Mid Cap Growth Fund                   37      27,726,747.081       6.58         182,441,996    205,926,349
VALIC Company II Mid Cap Value Fund                    38      35,889,400.233      13.90         498,862,663    588,877,212
VALIC Company II Capital Appreciation Fund             39       3,423,994.222       8.47          29,001,230     33,737,618
VALIC Company II Large Cap Value Fund                  40      16,241,424.448       9.73         158,029,060    228,802,387
VALIC Company II Socially Responsible Fund             41      74,049,237.603       9.78         724,201,545    904,434,171
VALIC Company II Money Market II Fund                  44     227,027,875.782       1.00         227,027,871    227,027,872
VALIC Company I Nasdaq-100(R) Index Fund               46      20,031,464.073       5.04         100,958,580     93,150,572
VALIC Company II Aggressive Growth Lifestyle Fund      48      14,340,881.855       7.48         107,269,796    127,817,869
VALIC Company II Moderate Growth Lifestyle Fund        49      15,350,708.895      10.72         164,559,600    175,686,802
VALIC Company II Conservative Growth Lifestyle Fund    50       6,534,862.423       9.97          65,152,579     66,940,842
Vanguard LifeStrategy Growth Fund                      52       6,351,937.541      19.56         124,243,899    136,238,395
Vanguard LifeStrategy Moderate Growth Fund             53       7,786,899.081      17.69         137,750,246    146,699,604
Vanguard LifeStrategy Conservative Growth Fund         54       3,559,320.564      15.12          53,816,927     56,214,029
VALIC Company II Core Bond Fund                        58      13,913,468.393       9.80         136,351,990    138,533,416
VALIC Company II Strategic Bond Fund                   59      33,128,042.262      10.39         344,200,360    356,599,554
VALIC Company II High Yield Bond Fund                  60      28,008,324.087       6.88         192,697,270    221,860,850
Ariel Fund                                             68       8,452,214.176      38.56         325,917,379    398,560,639
Ariel Appreciation Fund                                69       7,074,249.084      35.45         250,782,130    279,205,810
Lou Holland Growth Fund                                70       2,518,805.514      17.94          45,187,372     43,695,902
VALIC Company I Blue Chip Growth Fund                  72      49,042,338.852       8.97         439,909,779    442,134,810
VALIC Company I Health Sciences Fund                   73      18,968,270.283       9.14         173,369,990    188,072,976
VALIC Company I Value Fund                             74      18,509,986.835       8.45         156,409,389    191,762,947

UNDERLYING FUND                                      LEVEL /(1)/
----------------------------------------------------------------
VALIC Company I Capital Conservation Fund                1
VALIC Company I Money Market I Fund                      1
VALIC Company I Mid Cap Index Fund                       1
VALIC Company I Asset Allocation Fund                    1
VALIC Company I Money Market I Fund                      1
VALIC Company I Capital Conservation Fund                1
VALIC Company I Government Securities Fund               1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I International Equities Fund              1
VALIC Company I Global Social Awareness Fund             1
VALIC Company I International Government Bond Fund       1
VALIC Company I Small Cap Index Fund                     1
VALIC Company I Core Equity Fund                         1
VALIC Company I Growth & Income Fund                     1
VALIC Company I Science & Technology Fund                1
VALIC Company I Small Cap Fund                           1
VALIC Company I International Growth I Fund              1
VALIC Company I Core Value Fund                          1
Vanguard Long-Term Investment-Grade Fund                 1
Vanguard Long-Term Treasury Fund                         1
Vanguard Windsor II Fund                                 1
Vanguard Wellington Fund                                 1
VALIC Company II International Small Cap Equity          1
VALIC Company II Small Cap Growth Fund                   1
VALIC Company II Small Cap Value Fund                    1
VALIC Company II Mid Cap Growth Fund                     1
VALIC Company II Mid Cap Value Fund                      1
VALIC Company II Capital Appreciation Fund               1
VALIC Company II Large Cap Value Fund                    1
VALIC Company II Socially Responsible Fund               1
VALIC Company II Money Market II Fund                    1
VALIC Company I Nasdaq-100(R) Index Fund                 1
VALIC Company II Aggressive Growth Lifestyle Fund        1
VALIC Company II Moderate Growth Lifestyle Fund          1
VALIC Company II Conservative Growth Lifestyle Fund      1
Vanguard LifeStrategy Growth Fund                        1
Vanguard LifeStrategy Moderate Growth Fund               1
Vanguard LifeStrategy Conservative Growth Fund           1
VALIC Company II Core Bond Fund                          1
VALIC Company II Strategic Bond Fund                     1
VALIC Company II High Yield Bond Fund                    1
Ariel Fund                                               1
Ariel Appreciation Fund                                  1
Lou Holland Growth Fund                                  1
VALIC Company I Blue Chip Growth Fund                    1
VALIC Company I Health Sciences Fund                     1
VALIC Company I Value Fund                               1

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

                                                                       NET ASSET VALUE  NET ASSET
UNDERLYING FUND                                DIVISION     SHARES        PER SHARE       VALUE       COST     LEVEL /(1)/
--------------------------------------------------------------------------------------------------------------------------
VALIC Company I Broad Cap Value Income Fund      75      2,381,288.908       8.68       20,669,588  24,189,475     1
VALIC Company I Large Cap Core Fund              76     11,284,285.850       9.71      109,570,415 102,911,673     1
VALIC Company I Inflation Protected Fund         77     20,013,473.054       9.77      195,531,631 197,595,999     1
VALIC Company I Growth Fund                      78     73,866,030.050       9.36      691,386,042 689,344,268     1
VALIC Company I Large Capital Growth Fund        79     37,112,628.864      10.04      372,610,793 395,642,527     1
SunAmerica 2015 High Watermark Fund              81      2,916,466.909       9.55       27,852,260  30,402,880     1
SunAmerica 2020 High Watermark Fund              82      1,528,392.000       7.88       12,043,728  15,094,250     1
VALIC Company I Mid Cap Strategic Growth
  Fund                                           83     25,952,817.298       9.73      252,520,913 288,988,628     1
VALIC Company I Small Cap Special Values Fund    84     24,151,253.122       7.62      184,032,549 240,926,970     1
VALIC Company I Small Mid Growth Fund            85     11,414,206.545       8.35       95,308,626 111,939,389     1
VALIC Company I Small Cap Aggressive Growth
  Fund                                           86      7,551,853.391       9.17       69,250,498  70,546,043     1
VALIC Company I Global Equity Fund               87     33,184,316.055       7.48      248,218,683 335,805,679     1
VALIC Company I Global Strategy Fund             88     39,370,071.168      10.39      409,055,041 437,868,820     1
VALIC Company I Foreign Value Fund               89     92,758,877.978       8.73      809,785,005 929,388,857     1
VALIC Company I Global Real Estate Fund          101    35,807,851.521       7.55      270,349,279 246,031,714     1



/(1)/ Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                             CAPITAL CONSERVATION       CAPITAL CONSERVATION        MONEY MARKET I FUND
                                                     FUND                       FUND                       FUND
                                           -------------------------------------------------------------------------------
                                                  DIVISION 1                 DIVISION 7                 DIVISION 2
                                           -------------------------------------------------------------------------------
                                             FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                            YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                           DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                               2009         2008         2009          2008          2009         2008
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
 Net Investment Income (Loss).............  $   90,665   $  166,946  $  4,390,293  $  7,404,481   $   (7,966)  $   16,817
 Net Realized Gains (Losses) From
   Securities Transactions................     (38,259)      (2,342)   (1,207,376)     (463,011)          --           --
 Net Change In Unrealized Appreciation
   (Depreciation) During The Period.......     190,795     (271,769)    7,144,866   (12,056,903)          --           --
                                           ------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations..............................     243,201     (107,165)   10,327,783    (5,115,433)      (7,966)      16,817
                                           ------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners.................................      51,648       26,801     7,090,265    10,143,738       27,069       41,573
 Surrenders Of Accumulation Units By
   Terminations And Withdrawals...........    (359,045)    (325,074)  (13,008,519)  (16,283,566)    (148,737)    (410,253)
 Annuity Benefit Payments.................      (1,968)         (77)       (4,697)       (4,736)          --           --
 Transfers Between Subaccounts (including
   fixed account), Net....................    (191,928)       5,235     3,018,668   (54,393,608)    (146,863)     379,934
 Contract Charges.........................      (1,508)      (1,803)      (61,361)      (61,833)        (390)        (625)
 Adjustments to Net Assets Allocated to
   Contracts in Payout Period.............     243,602        4,736        (2,622)       (2,830)          --           --
 Increase (decrease) in Amounts Retained
   in Separate Account A..................          --           --            --            --           --           --
                                           ------------------------------------------------------------------------------
 Net Increase (Decrease) In Net Assets
   From Contract Transactions.............    (259,199)    (290,182)   (2,968,266)  (60,602,835)    (268,921)      10,629
                                           ------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets...     (15,998)    (397,347)    7,359,517   (65,718,268)    (276,887)      27,446

NET ASSETS:
Beginning Of Period.......................   2,452,324    2,849,671   109,393,273   175,111,541    1,343,978    1,316,532
                                           ------------------------------------------------------------------------------
End Of Period.............................  $2,436,326   $2,452,324  $116,752,790  $109,393,273   $1,067,091   $1,343,978
                                           ==============================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     VALIC COMPANY I                VALIC COMPANY I                VALIC COMPANY I
                                   MONEY MARKET I FUND               MID CAP INDEX                ASSET ALLOCATION
                                          FUND                            FUND                          FUND
                              ------------------------------------------------------------------------------------------
                                       DIVISION 6                      DIVISION 4                    DIVISION 5
                              ------------------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE          FOR THE        FOR THE       FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED    YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                   2009           2008           2009             2008           2009          2008
                              ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                     $  (2,938,285) $   6,047,579  $   13,604,824  $     6,636,374  $  2,411,161  $  3,123,979
 Net Realized Gains (Losses)
   From Securities
   Transactions                          --             --     (45,071,863)     245,612,778    (8,078,820)   (3,081,040)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During
   The Period                            --             --     578,527,037   (1,215,208,133)   29,109,776   (36,230,336)
                              -----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations         (2,938,285)     6,047,579     547,059,998     (962,958,981)   23,442,117   (36,187,397)
                              -----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners              131,621,114    192,638,776     161,255,547      233,442,565     5,281,271     8,681,207
 Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals                 (112,290,222)  (130,447,555)   (162,073,044)    (217,805,353)  (11,080,305)  (14,980,013)
 Annuity Benefit Payments            (1,375)        (1,421)       (185,244)        (143,363)      (19,595)      (24,311)
 Transfers Between
   Subaccounts (including
   fixed account), Net          (84,550,118)   (23,869,805)    (74,629,100)    (403,296,603)   (1,358,535)  (12,796,063)
 Contract Charges                  (266,118)      (267,826)       (882,045)        (854,587)      (46,807)      (47,098)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      1,062           (581)       (226,214)           1,478         4,913         4,761
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                    --             --              --               --            --            --
                              -----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                 (65,485,657)    38,051,588     (76,740,100)    (388,655,863)   (7,219,058)  (19,161,517)
                              -----------------------------------------------------------------------------------------
Total Increase (Decrease) In
  Net Assets                    (68,423,942)    44,099,167     470,319,898   (1,351,614,844)   16,223,059   (55,348,914)

NET ASSETS:
Beginning Of Period             496,906,841    452,807,674   1,556,654,019    2,908,268,863   112,752,046   168,100,960
                              -----------------------------------------------------------------------------------------
End Of Period                 $ 428,482,899  $ 496,906,841  $2,026,973,917  $ 1,556,654,019  $128,975,105  $112,752,046
                              =========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                        GOVERNMENT SECURITIES            STOCK INDEX                 STOCK INDEX
                                                FUND                         FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 8                  DIVISION 10A               DIVISION 10B
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  3,323,163  $  2,294,042  $  1,438,801  $   1,765,852  $   156,308  $   260,226
 Net Realized Gains (Losses) From
   Securities Transactions                893,022     1,000,334    (1,972,721)    18,959,067     (411,098)   1,703,225
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  (11,705,332)    8,371,757    24,686,049    (93,674,393)   2,321,575   (8,501,131)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      (7,489,147)   11,666,133    24,152,129    (72,949,474)   2,066,785   (6,537,680)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              10,470,643    11,612,528       787,594        932,197       27,226       11,532
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (19,189,818)  (16,867,441)  (11,938,924)   (22,200,730)  (1,128,640)  (1,489,116)
 Annuity Benefit Payments                 (35,900)      (36,460)     (291,368)      (463,013)     (35,215)     (56,355)
 Transfers Between Subaccounts
   (including fixed account), Net     (20,845,284)   51,473,607    (2,816,438)    (5,496,547)    (573,124)    (425,013)
 Contract Charges                         (54,751)      (48,220)           --             --           --           --
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                 (12,913)          146      (243,181)      (237,894)       9,622      (75,154)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --           --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (29,668,023)   46,134,160   (14,502,317)   (27,465,987)  (1,700,131)  (2,034,106)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (37,157,170)   57,800,293     9,649,812   (100,415,461)     366,654   (8,571,786)

NET ASSETS:
Beginning Of Period                   160,407,367   102,607,074   108,674,270    209,089,731   10,109,097   18,680,883
                                     ---------------------------------------------------------------------------------
End Of Period                        $123,250,197  $160,407,367  $118,324,082  $ 108,674,270  $10,475,751  $10,109,097
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I               VALIC COMPANY I              VALIC COMPANY I
                                            STOCK INDEX                   STOCK INDEX            INTERNATIONAL EQUITIES
                                                FUND                          FUND                        FUND
                                  -----------------------------------------------------------------------------------------
                                            DIVISION 10C                  DIVISION 10D                 DIVISION 11
                                  -----------------------------------------------------------------------------------------
                                     FOR THE          FOR THE        FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED       YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,     DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009             2008           2009         2008          2009           2008
                                  -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $   37,365,967  $    38,528,457  $   174,961  $    211,389  $ 13,478,178  $   21,898,687
 Net Realized Gains (Losses)
   From Securities
   Transactions                       (2,499,234)     416,206,232     (415,123)    2,139,773   (46,331,780)    110,371,840
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            522,384,411   (2,001,379,501)   3,034,093   (10,704,909)  218,793,037    (622,277,765)
                                  ----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations             557,251,144   (1,546,644,812)   2,793,931    (8,353,747)  185,939,435    (490,007,238)
                                  ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   189,069,802      291,819,980       94,840       208,898    93,582,694     137,360,087
 Surrenders Of Accumulation
   Units By Terminations
   And Withdrawals                  (221,408,244)    (356,987,880)  (1,053,015)   (2,292,024)  (72,019,218)    (76,907,741)
 Annuity Benefit Payments               (210,916)        (307,429)      (8,501)      (11,480)      (13,348)        (22,926)
 Transfers Between
   Subaccounts (including
   fixed account), Net                31,589,841     (681,322,068)    (416,859)   (1,136,339)  (19,205,772)     28,652,135
 Contract Charges                     (1,327,259)      (1,379,253)      (4,100)       (5,270)     (426,377)       (419,702)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (186,743)         109,107        2,468         3,190       (27,184)          7,956
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                         --               --           --            --            --              --
                                  ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                       (2,473,519)    (748,067,543)  (1,385,167)   (3,233,025)    1,890,795      88,669,809
                                  ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             554,777,625   (2,294,712,355)   1,408,764   (11,586,772)  187,830,230    (401,337,429)

NET ASSETS:
Beginning Of Period                2,300,075,639    4,594,787,994   12,734,353    24,321,125   665,748,112   1,067,085,541
                                  ----------------------------------------------------------------------------------------
End Of Period                     $2,854,853,264  $ 2,300,075,639  $14,143,117  $ 12,734,353  $853,578,342  $  665,748,112
                                  ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                     GLOBAL SOCIAL AWARENESS       INT'L GOVERNMENT BOND           SMALL CAP INDEX
                                               FUND                        FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 12                  DIVISION 13                  DIVISION 14
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $  4,444,990  $   5,427,112  $  4,512,368  $  7,932,937  $  5,522,009  $    5,741,845
 Net Realized Gains (Losses)
   From Securities Transactions     (56,898,533)      (446,632)   (2,290,723)   (5,658,752)  (40,523,260)     58,911,492
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                119,345,749   (225,464,892)   11,828,688    (7,351,651)  196,666,077    (425,417,939)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    66,892,206   (220,484,412)   14,050,333    (5,077,466)  161,664,826    (360,764,602)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   22,825,945     48,602,805     8,198,029    12,323,209    79,757,027     120,958,178
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (21,872,592)   (39,980,113)  (18,255,686)  (17,371,081)  (60,379,448)    (83,109,435)
 Annuity Benefit Payments               (10,587)       (25,872)       (4,977)       (4,867)      (24,778)        (34,502)
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (84,201,636)    64,744,527    (6,637,757)   24,881,077   (57,184,815)   (182,400,269)
 Contract Charges                      (126,110)      (123,109)      (83,781)      (88,129)     (438,973)       (436,125)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (31,696)        36,381        (1,038)         (893)        2,689          (9,676)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --            --            --              --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (83,416,676)    73,254,619   (16,785,210)   19,739,316   (38,268,298)   (145,031,829)
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            (16,524,470)  (147,229,793)   (2,734,877)   14,661,850   123,396,528    (505,796,431)

NET ASSETS:
Beginning Of Period                 298,048,694    445,278,487   156,540,359   141,878,509   648,197,502   1,153,993,933
                                   -------------------------------------------------------------------------------------
End Of Period                      $281,524,224  $ 298,048,694  $153,805,482  $156,540,359  $771,594,030  $  648,197,502
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           CORE EQUITY               GROWTH & INCOME           SCIENCE & TECHNOLOGY
                                               FUND                        FUND                        FUND
                                   ---------------------------  -------------------------  ---------------------------
                                           DIVISION 15                 DIVISION 16                 DIVISION 17
                                   ---------------------------  -------------------------  ---------------------------
                                     FOR THE        FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009         2008          2009           2008
                                   ------------  -------------  ------------ ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  2,262,982  $     (89,478) $ 1,063,035  $    982,776  $ (4,901,939) $  (7,051,176)
 Net Realized Gains (Losses)
   From Securities Transactions      (3,898,762)   (11,911,449)  (4,816,827)    4,616,273    (4,234,884)   (68,960,234)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 43,849,710   (124,840,825)  17,452,089   (51,822,963)  296,474,550   (348,278,008)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    42,213,930   (136,841,752)  13,698,297   (46,223,914)  287,337,727   (424,289,418)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    9,421,890     13,676,008    4,350,316     6,035,376    35,868,391     47,266,946
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (19,020,438)   (33,405,134)  (7,243,845)  (11,440,435)  (50,649,993)   (71,343,817)
 Annuity Benefit Payments               (13,145)       (19,072)      (3,808)       (5,838)      (24,924)       (33,721)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,106,628)   (26,884,157)  (3,675,703)   (6,705,708)     (889,270)   (64,119,483)
 Contract Charges                      (114,287)      (128,681)     (44,398)      (46,286)     (340,655)      (364,051)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,364)       (35,264)      (2,665)      (21,998)      (81,816)         6,444
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --           --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (20,840,972)   (46,796,300)  (6,620,103)  (12,184,889)  (16,118,267)   (88,587,682)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             21,372,958   (183,638,052)   7,078,194   (58,408,803)  271,219,460   (512,877,100)

NET ASSETS:
Beginning Of Period                 211,016,325    394,654,377   73,440,266   131,849,069   463,865,702    976,742,802
                                   -----------------------------------------------------------------------------------
End Of Period                      $232,389,283  $ 211,016,325  $80,518,460  $ 73,440,266  $735,085,162  $ 463,865,702
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                            SMALL CAP              INTERNATIONAL GROWTH I            CORE VALUE
                                               FUND                         FUND                        FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 18                  DIVISION 20                  DIVISION 21
                                   -------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2009           2008          2009           2008          2009          2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,063,075) $  (2,046,157) $  5,538,899  $   4,093,350  $  1,824,905  $  2,143,218
 Net Realized Gains (Losses)
   From Securities Transactions     (14,612,509)     5,356,800    (9,072,060)    15,983,840    (6,950,025)    4,964,749
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 75,379,786   (140,779,026)  139,969,194   (329,296,337)   22,535,526   (73,931,380)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    59,704,202   (137,468,383)  136,436,033   (309,219,147)   17,410,406   (66,823,413)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   12,003,947     17,060,046    41,454,122     52,981,988     6,632,918    10,617,268
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (22,606,805)   (36,161,587)  (42,547,528)   (54,783,605)   (8,999,981)  (19,801,564)
 Annuity Benefit Payments               (14,109)       (20,475)      (32,142)       (39,935)       (3,658)       (4,909)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,451,926)   (32,674,781)   (5,290,194)    21,043,834      (340,287)  (23,040,854)
 Contract Charges                      (117,923)      (126,830)     (227,309)      (230,274)      (51,664)      (57,682)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,620)       (32,899)       (6,241)        (9,867)       (6,054)         (892)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --            --             --            --            --
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (22,195,436)   (51,956,526)   (6,649,292)    18,962,141    (2,768,726)  (32,288,633)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             37,508,766   (189,424,909)  129,786,741   (290,257,006)   14,641,680   (99,112,046)

NET ASSETS:
Beginning Of Period                 241,028,567    430,453,476   411,760,088    702,017,094   107,563,483   206,675,529
                                   ------------------------------------------------------------------------------------
End Of Period                      $278,537,333  $ 241,028,567  $541,546,829  $ 411,760,088  $122,205,163  $107,563,483
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VANGUARD                         VANGUARD                      VANGUARD
                                  LONG-TERM INVESTMENT GRADE FUND      LONG-TERM TREASURY                WINDSOR II
                                             FUND                             FUND                          FUND
                                  --------------------------------------------------------------------------------------------
                                          DIVISION 22                     DIVISION 23                    DIVISION 24
                                  --------------------------------------------------------------------------------------------
                                    FOR THE         FOR THE          FOR THE       FOR THE        FOR THE         FOR THE
                                   YEAR ENDED      YEAR ENDED       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2009            2008             2009          2008           2009            2008
                                  --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $  8,267,852    $  8,365,157    $  11,274,821  $ 12,313,038  $   18,007,106  $   26,315,119
 Net Realized Gains (Losses)
   From Securities
   Transactions                     (2,161,199)     (5,103,293)      16,686,164     4,971,052     (23,462,755)    (19,442,246)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            5,812,420      (2,303,445)     (83,529,618)   60,650,199     310,660,102    (684,119,020)
                                  -------------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations            11,919,073         958,419      (55,568,633)   77,934,289     305,204,453    (677,246,147)
                                  -------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                  12,637,382      15,155,481       29,041,802    33,913,808     126,524,228     162,368,100
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                     (18,769,180)    (20,979,312)     (44,587,258)  (44,960,349)   (117,694,412)   (175,698,530)
 Annuity Benefit Payments               (4,982)         (4,922)          (4,194)       (5,533)       (112,628)        (77,188)
 Transfers Between
   Subaccounts (including
   fixed account), Net               3,542,695     (22,423,034)     (69,473,826)   98,145,964      20,772,870      27,166,947
 Contract Charges                      (75,735)        (68,754)        (146,834)     (125,334)       (601,841)       (616,439)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                           549           1,479           10,537        (3,016)        (41,363)          8,219
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                       --              --               --            --              --              --
                                  -------------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                     (2,669,271)    (28,319,062)     (85,159,773)   86,965,540      28,846,854      13,151,109
                                  -------------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             9,249,802     (27,360,643)    (140,728,406)  164,899,829     334,051,307    (664,095,038)

NET ASSETS:
Beginning Of Period                161,452,890     188,813,533      457,911,839   293,012,010   1,128,865,609   1,792,960,647
                                  -------------------------------------------------------------------------------------------
End Of Period                     $170,702,692    $161,452,890    $ 317,183,433  $457,911,839  $1,462,916,916  $1,128,865,609
                                  ===========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              VANGUARD                   VALIC COMPANY II              VALIC COMPANY II
                                             WELLINGTON            INTERNATIONAL SMALL CAP EQUITY      SMALL CAP GROWTH
                                                FUND                           FUND                          FUND
                                   -----------------------------------------------------------------------------------------
                                             DIVISION 25                   DIVISION 33                   DIVISION 35
                                   -----------------------------------------------------------------------------------------
                                      FOR THE         FOR THE        FOR THE         FOR THE        FOR THE      FOR THE
                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                        2009            2008           2009            2008           2009         2008
                                   -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $   28,222,465  $   35,031,744  $  4,721,205   $   2,788,778   $  (246,741) $   (292,163)
 Net Realized Gains (Losses)
   From Securities Transactions       (19,083,079)       (276,508)  (54,313,632)     31,191,672    (1,733,594)     (498,344)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  226,985,866    (424,537,434)  164,729,201    (349,603,167)   13,465,949   (22,533,369)
                                   ----------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                     236,125,252    (389,782,198)  115,136,774    (315,622,717)   11,485,614   (23,323,876)
                                   ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    120,949,580     180,536,508    68,261,343     102,588,673     4,705,308     5,931,642
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (128,483,984)   (197,229,988)  (55,543,065)    (54,456,813)   (3,229,628)   (3,806,873)
 Annuity Benefit Payments                (404,722)       (279,001)       (3,009)         (5,602)           --        (1,410)
 Transfers Between
   Subaccounts (including fixed
   account), Net                      (57,538,885)    (65,003,379)  (48,477,439)     26,645,169     1,258,685    (1,776,855)
 Contract Charges                        (718,099)       (698,650)     (301,151)       (299,486)      (24,512)      (23,605)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (157,887)         19,411       (16,938)         (9,965)         (603)       (1,857)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                   --              --            --              --            --            --
                                   ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (66,353,997)    (82,655,099)  (36,080,259)     74,461,976     2,709,250       321,042
                                   ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              169,771,255    (472,437,297)   79,056,515    (241,160,741)   14,194,864   (23,002,834)

NET ASSETS:
Beginning Of Period                 1,225,961,665   1,698,398,962   516,389,200     757,549,941    30,363,975    53,366,809
                                   ----------------------------------------------------------------------------------------
End Of Period                      $1,395,732,920  $1,225,961,665  $595,445,715   $ 516,389,200   $44,558,839  $ 30,363,975
                                   ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                         SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 36                 DIVISION 37                 DIVISION 38
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  1,493,060  $    931,769  $ (1,070,615) $ (1,205,621) $  2,431,742  $  (1,124,588)
 Net Realized Gains (Losses)
   From Securities Transactions      (7,455,154)    4,703,181   (12,517,561)     (521,684)  (35,241,868)   (15,043,561)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 82,097,619   (96,110,692)   66,853,559   (94,988,077)  161,863,170   (233,513,514)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    76,135,525   (90,475,742)   53,265,383   (96,715,382)  129,053,044   (249,681,663)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   37,570,551    37,865,435    16,792,754    22,098,428    51,209,373     77,250,484
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (28,804,133)  (21,732,840)  (16,776,169)  (15,110,278)  (38,297,756)   (50,255,244)
 Annuity Benefit Payments                (8,523)       (4,878)          (68)          (14)      (18,717)       (14,028)
 Transfers Between Subaccounts
   (including fixed account), Net    52,383,150    57,919,050    (3,267,403)  129,330,385   (36,891,366)   143,911,330
 Contract Charges                      (182,043)     (172,949)     (101,607)      (91,703)     (214,824)      (201,517)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (7,200)         (541)         (404)          335        (4,672)        (6,448)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      60,951,802    73,873,277    (3,352,897)  136,227,153   (24,217,962)   170,684,577
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            137,087,327   (16,602,465)   49,912,486    39,511,771   104,835,082    (78,997,086)

NET ASSETS:
Beginning Of Period                 229,176,831   245,779,296   132,618,367    93,106,596   394,503,378    473,500,464
                                   -----------------------------------------------------------------------------------
End Of Period                      $366,264,158  $229,176,831  $182,530,853  $132,618,367  $499,338,460  $ 394,503,378
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                      CAPITAL APPRECIATION          LARGE CAP VALUE            SOCIALLY RESPONSIBLE
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                          DIVISION 39                 DIVISION 40                   DIVISION 41
                                   -------------------------------------------------------------------------------------
                                     FOR THE      FOR THE       FOR THE        FOR THE       FOR THE        FOR THE
                                    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009         2008          2009           2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $   128,521  $   (208,585) $  1,808,614  $   2,968,058  $  6,646,688  $    7,962,629
 Net Realized Gains (Losses)
   From Securities Transactions     (2,833,109)     (754,687)  (18,107,034)   (43,031,209)  (42,584,911)    (23,405,157)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 9,783,770   (17,247,331)   28,566,644    (88,556,624)  202,959,074    (362,725,190)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    7,079,182   (18,210,603)   12,268,224   (128,619,775)  167,020,851    (378,167,718)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   3,500,981     5,996,394    18,245,285     38,048,497    75,930,694     133,090,349
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (3,092,384)   (2,713,770)  (15,771,225)   (26,311,849)  (75,491,327)    (78,133,617)
 Annuity Benefit Payments                   --            --           (41)           (10)       (2,350)         (1,305)
 Transfers Between Subaccounts
   (including fixed account), Net   (1,960,525)    5,109,987   (13,955,380)  (118,962,177)  (37,261,148)   (113,000,007)
 Contract Charges                      (23,864)      (25,081)     (183,874)      (206,798)     (319,938)       (276,503)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                            --            --         1,070            782        (7,593)          2,597
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                        --            --            --             --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (1,575,792)    8,367,530   (11,664,165)  (107,431,555)  (37,151,662)    (58,318,486)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             5,503,390    (9,843,073)      604,059   (236,051,330)  129,869,189    (436,486,204)

NET ASSETS:
Beginning Of Period                 23,507,421    33,350,494   157,636,198    393,687,528   594,890,185   1,031,376,389
                                   ------------------------------------------------------------------------------------
End Of Period                      $29,010,811  $ 23,507,421  $158,240,257  $ 157,636,198  $724,759,374  $  594,890,185
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY II              VALIC COMPANY I             VALIC COMPANY II
                                           MONEY MARKET II           NASDAQ-100 (R) INDEX           AGGRESSIVE GROWTH
                                                FUND                         FUND                    LIFESTYLE FUND
                                     -------------------------------------------------------------------------------------
                                             DIVISION 44                  DIVISION 46                  DIVISION 48
                                     -------------------------------------------------------------------------------------
                                       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008           2009           2008          2009          2008
                                     -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (855,204) $  5,079,828  $   (499,672) $     (565,110) $  1,026,857  $  1,316,043
 Net Realized Gains (Losses) From
   Securities Transactions                     (1)           (1)   (1,401,937)      2,555,162    (6,978,389)   16,312,774
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                           (2)            1    34,614,291     (43,507,378)   28,283,950   (51,243,642)
                                     ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                        (855,207)    5,079,828    32,712,682     (41,517,326)   22,332,418   (33,614,825)
                                     ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              66,543,635   122,992,477     8,490,374       9,257,486    20,536,694    21,633,818
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (71,344,071)  (87,640,532)   (6,708,097)     (8,525,251)   (8,415,176)   (9,268,386)
 Annuity Benefit Payments                (142,570)       (4,081)         (333)           (393)         (126)           --
 Transfers Between Subaccounts
   (including fixed account), Net     (83,902,089)  (63,493,728)   12,950,512      (4,481,617)    1,818,974       500,080
 Contract Charges                        (153,663)     (187,130)      (40,968)        (31,815)     (100,796)      (91,656)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (6,040)          354           624            (392)      (13,818)           --
 Increase (decrease) in Amounts
   Retained in Separate Account A         270,854            --            --              --            --            --
                                     ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (88,733,944)  (28,332,640)   14,692,112      (3,781,982)   13,825,752    12,773,856
                                     ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (89,589,151)  (23,252,812)   47,404,794     (45,299,308)   36,158,170   (20,840,969)

NET ASSETS:
Beginning Of Period                   316,618,453   339,871,265    53,683,088      98,982,396    71,096,191    91,937,160
                                     ------------------------------------------------------------------------------------
End Of Period                        $227,029,302  $316,618,453  $101,087,882    $ 53,683,088  $107,254,361  $ 71,096,191
                                     ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY II            VALIC COMPANY II         VANGUARD LIFESTRATEGY
                                            MODERATE GROWTH          CONSERVATIVE GROWTH               GROWTH
                                            LIFESTYLE FUND              LIFESTYLE FUND                  FUND
                                      ----------------------------------------------------------------------------------
                                              DIVISION 49                DIVISION 50                 DIVISION 52
                                      ----------------------------------------------------------------------------------
                                        FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2009          2008          2009         2008          2009          2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)       $  2,447,177  $  2,338,964  $ 1,559,602  $  1,046,154  $  1,282,287  $  1,458,338
   Net Realized Gains (Losses)
     From Securities Transactions       (4,225,766)    2,529,504   (1,433,998)     (200,497)   (1,685,242)    1,972,503
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                  32,405,621   (45,987,499)  10,127,417   (12,248,023)   23,781,613   (53,550,448)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       30,627,032   (41,119,031)  10,253,021   (11,402,366)   23,378,658   (50,119,607)
                                      ---------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                    28,554,218    37,848,764    9,439,441    11,143,638    18,068,961    24,747,647
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                       (13,007,062)  (13,903,932)  (5,500,763)   (6,541,725)   (9,552,481)  (14,080,576)
   Annuity Benefit Payments                   (367)         (421)          --            --        (5,122)           --
   Transfers Between Subaccounts
     (including fixed account), Net        423,749    (1,594,758)   1,629,371       888,122    (2,836,505)   (3,573,243)
   Contract Charges                       (148,155)     (133,850)     (33,672)      (29,523)      (92,442)      (91,349)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                            (228)           18           --            --        (3,168)       (2,707)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                          --            --           --            --            --            --
                                      ---------------------------------------------------------------------------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                       15,822,155    22,215,821    5,534,377     5,460,512     5,579,243     6,999,772
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                46,449,187   (18,903,210)  15,787,398    (5,941,854)   28,957,901   (43,119,835)

NET ASSETS:
Beginning Of Period                    118,121,082   137,024,292   49,358,417    55,300,271    95,281,837   138,401,672
                                      ---------------------------------------------------------------------------------
End Of Period                         $164,570,269  $118,121,082  $65,145,815  $ 49,358,417  $124,239,738  $ 95,281,837
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY         VALIC COMPANY II
                                           MODERATE GROWTH          CONSERVATIVE GROWTH              CORE BOND
                                                FUND                        FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 53                DIVISION 54                 DIVISION 58
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008          2009         2008          2009          2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  1,806,870  $  2,416,624  $   860,209  $  1,233,787  $  6,111,177  $  7,125,389
 Net Realized Gains (Losses) From
   Securities Transactions             (1,412,655)    1,170,803   (1,284,473)      100,866    (1,540,274)   (2,407,560)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   21,072,480   (44,804,317)   7,437,291   (13,235,579)   11,826,056   (13,701,659)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      21,466,695   (41,216,890)   7,013,027   (11,900,926)   16,396,959    (8,983,830)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              19,565,373    26,159,863    7,813,612     9,260,545    11,508,138    16,054,004
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (11,997,188)  (18,535,760)  (6,550,814)   (8,835,400)  (13,574,851)  (19,108,143)
 Annuity Benefit Payments                    (418)         (494)          --            --        (1,389)       (1,727)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,209,044)   (4,924,313)    (357,819)      588,308    13,371,367   (83,238,921)
 Contract Charges                         (79,699)      (72,201)     (26,890)      (20,502)     (106,637)      (85,165)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     (19)           87           --            --           401         1,335
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --            --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                         5,279,005     2,627,182      878,089       992,951    11,197,029   (86,378,617)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               26,745,700   (38,589,708)   7,891,116   (10,907,975)   27,593,988   (95,362,447)

NET ASSETS:
Beginning Of Period                   111,215,549   149,805,257   45,946,698    56,854,673   108,854,303   204,216,750
                                     ---------------------------------------------------------------------------------
End Of Period                        $137,961,249  $111,215,549  $53,837,814  $ 45,946,698  $136,448,291  $108,854,303
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II
                                         STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 59                 DIVISION 60                 DIVISION 68
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ 14,348,528  $ 21,772,827  $ 14,841,605  $ 14,732,238  $ (2,161,549) $      91,668
 Net Realized Gains (Losses)
   From Securities Transactions      (5,986,568)   (2,883,290)  (11,867,669)   (5,758,514)  (22,219,731)   (22,109,132)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 56,689,852   (67,698,085)   53,154,819   (72,687,182)  145,998,509   (181,278,964)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    65,051,812   (48,808,548)   56,128,755   (63,713,458)  121,617,229   (203,296,428)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   33,474,247    42,776,183    14,831,230    19,084,976    26,965,760     41,938,395
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (32,811,436)  (33,972,821)  (18,583,057)  (19,638,716)  (22,231,185)   (37,763,123)
 Annuity Benefit Payments               (83,370)      (62,076)       (5,384)         (360)      (21,777)       (36,366)
 Transfers Between Subaccounts
   (including fixed account), Net    16,561,343   (13,722,534)    6,356,221     2,925,736    (2,839,879)   (54,631,253)
 Contract Charges                      (229,823)     (191,463)     (128,271)     (106,209)     (130,338)      (145,474)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (10,758)       (2,767)         (296)       (2,227)        3,192            382
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      16,900,203    (5,175,478)    2,470,443     2,263,200     1,745,773    (50,637,439)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             81,952,015   (53,984,026)   58,599,198   (61,450,258)  123,363,002   (253,933,867)

NET ASSETS:
Beginning Of Period                 262,516,450   316,500,476   134,156,341   195,606,599   202,690,118    456,623,985
                                   -----------------------------------------------------------------------------------
End Of Period                      $344,468,465  $262,516,450  $192,755,539  $134,156,341  $326,053,120  $ 202,690,118
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              ARIEL                     LOU HOLLAND                VALIC COMPANY I
                                           APPRECIATION                    GROWTH                  BLUE CHIP GROWTH
                                               FUND                         FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 69                  DIVISION 70                  DIVISION 72
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008           2009           2008
                                   --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,469,754) $  (1,008,888) $  (309,739) $   (356,025) $   (2,423,364) $  (2,273,046)
 Net Realized Gains (Losses) From
   Securities Transactions          (14,404,223)    14,200,637   (1,009,381)     (585,064)     (6,353,389)       485,643
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                109,811,380   (134,844,115)  13,055,157   (15,858,324)    135,830,633   (157,009,751)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    93,937,403   (121,652,366)  11,736,037   (16,799,413)    127,053,880   (158,797,154)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                            16,488,426     25,988,106    3,529,061     3,517,249      53,870,563     49,473,229
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                      (18,110,256)   (27,260,326)  (2,432,250)   (4,374,606)    (35,218,969)   (27,634,068)
 Annuity Benefit Payments               (28,345)       (47,626)      (1,170)       (1,421)         (2,025)        (2,614)
 Transfers Between Subaccounts
   (including fixed account), Net    (4,181,150)   (39,821,451)   2,429,460    (1,822,170)     25,979,228    265,952,923
 Contract Charges                       (94,933)      (105,451)     (10,174)       (7,353)       (166,444)      (128,737)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (14,187)         7,158           67            46            (377)         1,010
 Increase (decrease) in Amounts
   Retained in Separate Account A            --             --           --            --              --             --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      (5,940,445)   (41,239,590)   3,514,994    (2,688,255)     44,461,976    287,661,743
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             87,996,958   (162,891,956)  15,251,031   (19,487,668)    171,515,856    128,864,589

NET ASSETS:
Beginning Of Period                 162,854,679    325,746,635   29,972,614    49,460,282     268,956,763    140,092,174
                                   -------------------------------------------------------------------------------------
End Of Period                      $250,851,637  $ 162,854,679  $45,223,645  $ 29,972,614    $440,472,619  $ 268,956,763
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           HEALTH SCIENCES                  VALUE               BROAD CAP VALUE INCOME
                                                FUND                         FUND                        FUND
                                     -----------------------------------------------------------------------------------
                                             DIVISION 73                 DIVISION 74                 DIVISION 75
                                     -----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $ (1,431,184) $ (1,742,848) $  1,770,062  $     232,990  $   244,897  $    299,839
 Net Realized Gains (Losses) From
   Securities Transactions             (7,600,395)   16,313,757   (24,875,750)   (14,477,812)  (1,137,702)     (506,700)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   49,538,291   (78,163,379)   60,831,313    (88,494,742)   4,865,080    (9,369,904)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      40,506,712   (63,592,470)   37,725,625   (102,739,564)   3,972,275    (9,576,765)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              13,728,034    19,177,464    22,976,989     37,040,718    1,560,098     2,244,288
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (16,145,036)  (17,769,701)  (11,601,280)   (16,061,016)  (1,614,052)   (2,345,180)
 Annuity Benefit Payments                 (14,845)       (5,396)          (14)            (3)          --            --
 Transfers Between Subaccounts
   (including fixed account), Net      (6,899,681)   (2,761,413)  (42,732,708)   134,889,912     (318,707)   (2,367,535)
 Contract Charges                         (82,089)      (76,636)      (94,307)       (80,064)      (9,066)       (9,552)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                    (894)       (5,307)            3            176           --            --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --            --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (9,414,511)   (1,440,989)  (31,451,317)   155,789,723     (381,727)   (2,477,979)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               31,092,201   (65,033,459)    6,274,308     53,050,159    3,590,548   (12,054,744)

NET ASSETS:
Beginning Of Period                   142,310,561   207,344,020   150,230,113     97,179,954   17,076,778    29,131,522
                                     ----------------------------------------------------------------------------------
End Of Period                        $173,402,762  $142,310,561  $156,504,421  $ 150,230,113  $20,667,326  $ 17,076,778
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I              VALIC COMPANY I
                                         LARGE CAP CORE            INFLATION PROTECTED                GROWTH
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 76                 DIVISION 77                  DIVISION 78
                                   -------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $    462,608  $   (184,603) $    103,354  $  5,218,093  $   (217,482) $   (7,668,133)
 Net Realized Gains (Losses)
   From Securities Transactions      (8,323,557)    3,898,517    (1,563,167)   (2,395,552)  (16,209,959)      2,791,228
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 38,506,669   (36,061,571)   14,740,179   (16,893,128)  198,769,265    (386,408,692)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    30,645,720   (32,347,657)   13,280,366   (14,070,587)  182,341,824    (391,285,597)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   13,248,102    11,727,093    15,122,188    14,219,803    39,999,333      58,486,621
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (8,437,130)   (7,374,005)  (18,013,557)  (11,859,917)  (52,348,736)    (92,985,905)
 Annuity Benefit Payments               (18,015)           --          (708)       (4,114)      (13,150)        (25,907)
 Transfers Between Subaccounts
   (including fixed account), Net   (20,582,672)   57,647,815    35,077,113   143,197,159   (31,995,798)    (63,408,404)
 Contract Charges                       (74,809)      (78,862)      (77,422)      (40,568)     (292,979)       (331,583)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (1,249)           (1)           86           986        (9,484)        (91,873)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (15,865,773)   61,922,040    32,107,700   145,513,349   (44,660,814)    (98,357,051)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             14,779,947    29,574,383    45,388,066   131,442,762   137,681,010    (489,642,648)

NET ASSETS:
Beginning Of Period                  94,906,829    65,332,446   150,246,706    18,803,944   553,955,888   1,043,598,536
                                   ------------------------------------------------------------------------------------
End Of Period                      $109,686,776  $ 94,906,829  $195,634,772  $150,246,706  $691,636,898  $  553,955,888
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I                  SUNAMERICA                   SUNAMERICA
                                      LARGE CAPITAL GROWTH FUND         2010 HIGH WATERMARK          2015 HIGH WATERMARK
                                                 FUND                          FUND                         FUND
                                     --------------------------------------------------------------------------------------
                                             DIVISION 79                 DIVISION 80/(1)/                DIVISION 81
                                     --------------------------------------------------------------------------------------
                                       FOR THE        FOR THE       FOR THE      FOR THE PERIOD     FOR THE      FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED  JANUARY 1, 2008 TO  YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,     APRIL 21,      DECEMBER 31, DECEMBER 31,
                                         2009           2008          2009            2008            2009         2008
                                     --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (430,690) $  (3,209,760)     $--         $   (102,566)   $   171,530  $   213,118
 Net Realized Gains (Losses) From
   Securities Transactions             (9,760,126)    11,006,918       --              (92,649)      (639,931)    (638,150)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   96,841,713   (217,248,242)      --              625,248        (11,557)  (1,205,095)
                                     -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      86,650,897   (209,451,084)      --              430,033       (479,958)  (1,630,127)
                                     -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              21,082,326     29,831,363       --              593,608      2,068,663    3,098,704
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (28,675,670)   (51,611,140)      --           (1,168,432)    (2,566,498)  (2,798,472)
 Annuity Benefit Payments                 (23,200)        (6,573)      --                   --             --           --
 Transfers Between Subaccounts
   (including fixed account), Net     (16,785,745)   (33,248,091)      --          (26,757,122)      (265,106)   3,338,974
 Contract Charges                        (166,823)      (187,993)      --               (3,002)       (12,634)     (11,622)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (2,838)        (3,364)      --                   --             --           --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --             --       --                   --             --           --
                                     -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (24,571,950)   (55,225,798)      --          (27,334,948)      (775,575)   3,627,584
                                     -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               62,078,947   (264,676,882)      --          (26,904,915)    (1,255,533)   1,997,457

NET ASSETS:
Beginning Of Period                   310,714,644    575,391,526       --           26,904,915     29,104,730   27,107,273
                                     -------------------------------------------------------------------------------------
End Of Period                        $372,793,591  $ 310,714,644      $--         $         --    $27,849,197  $29,104,730
                                     =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          AIG SUNAMERICA             VALIC COMPANY I              VALIC COMPANY I
                                        2020 HIGH WATERMARK      MID CAP STRATEGIC GROWTH     SMALL CAP SPECIAL VALUES
                                               FUND                        FUND                         FUND
                                     -----------------------------------------------------------------------------------
                                            DIVISION 82                DIVISION 83                  DIVISION 84
                                     -----------------------------------------------------------------------------------
                                       FOR THE      FOR THE      FOR THE        FOR THE       FOR THE        FOR THE
                                      YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                         2009         2008         2009           2008          2009           2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   111,047  $   122,877  $   (697,511) $  (2,844,475) $  1,486,860  $     295,558
 Net Realized Gains (Losses) From
   Securities Transactions              (760,720)    (530,196)  (13,627,251)    28,261,811   (14,046,262)    (8,208,251)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                    (240,947)  (1,982,778)   92,958,452   (205,033,930)   55,443,526    (82,977,682)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       (890,620)  (2,390,097)   78,633,690   (179,616,594)   42,884,124    (90,890,375)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              1,511,104    1,772,953    17,757,630     26,391,487    15,979,340     26,326,925
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (1,287,396)    (663,878)  (17,741,437)   (30,353,814)  (14,869,515)   (24,045,307)
 Annuity Benefit Payments                     --           --        (2,564)        (7,266)      (13,317)       (19,273)
 Transfers Between Subaccounts
   (including fixed account), Net        838,482      231,462    (7,244,797)   (28,718,225)  (11,574,099)   (41,653,749)
 Contract Charges                         (6,861)      (6,223)     (131,708)      (143,090)      (74,941)       (84,494)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     --           --          (107)       (21,270)       (5,561)           662
 Increase (decrease) in Amounts
   Retained in Separate Account A             --           --            --             --            --             --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        1,055,329    1,334,314    (7,362,983)   (32,852,178)  (10,558,093)   (39,475,236)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                 164,709   (1,055,783)   71,270,707   (212,468,772)   32,326,031   (130,365,611)

NET ASSETS:
Beginning Of Period                   11,877,277   12,933,060   181,334,167    393,802,939   151,760,052    282,125,663
                                     ----------------------------------------------------------------------------------
End Of Period                        $12,041,986  $11,877,277  $252,604,874  $ 181,334,167  $184,086,083  $ 151,760,052
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I            VALIC COMPANY I             VALIC COMPANY I
                                              SMALL MID             SMALL CAP AGGRESSIVE           GLOBAL EQUITY
                                             GROWTH FUND                GROWTH FUND                     FUND
                                      ----------------------------------------------------------------------------------
                                             DIVISION 85                DIVISION 86                 DIVISION 87
                                      ----------------------------------------------------------------------------------
                                        FOR THE      FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                       YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                      DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2009         2008          2009         2008          2009           2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)         $  (566,498) $   (884,461) $  (472,557) $   (522,292) $ (1,209,969) $     807,804
 Net Realized Gains (Losses) From
   Securities Transactions             (4,221,755)     (960,788)  (2,753,711)    3,461,201   (22,828,866)    12,432,997
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   31,658,154   (47,119,796)  24,209,015   (30,548,051)   79,123,902   (205,267,739)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      26,869,901   (48,965,045)  20,982,747   (27,609,142)   55,085,067   (192,026,938)
                                      ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                               8,082,880    12,001,128    6,058,176     7,701,381    17,327,711     26,463,931
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                         (7,243,604)  (11,744,723)  (4,708,202)   (5,689,802)  (19,674,805)   (39,909,426)
 Annuity Benefit Payments                    (347)         (429)        (297)       (1,555)      (87,072)        (8,511)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,232,945)  (12,145,076)   9,072,341    (6,795,433)  (12,503,768)   (30,497,388)
 Contract Charges                         (36,972)      (39,821)     (32,866)      (27,059)     (113,896)      (129,295)
 Adjustments to Net Assets Allocated
   to Contracts in Payout Period             (290)         (261)        (959)           65       (17,220)       (10,985)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --             --
                                      ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (1,431,278)  (11,929,182)  10,388,193    (4,812,403)  (15,069,050)   (44,091,674)
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               25,438,623   (60,894,227)  31,370,940   (32,421,545)   40,016,017   (236,118,612)

NET ASSETS:
Beginning Of Period                    69,894,514   130,788,741   37,921,937    70,343,482   208,394,072    444,512,684
                                      ---------------------------------------------------------------------------------
End Of Period                         $95,333,137  $ 69,894,514  $69,292,877  $ 37,921,937  $248,410,089  $ 208,394,072
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I               VALIC COMPANY I               VALIC COMPANY I
                                         GLOBAL STRATEGY                FOREIGN VALUE              GLOBAL REAL ESTATE
                                               FUND                         FUND                          FUND
                                   ----------------------------------------------------------------------------------------
                                           DIVISION 88                   DIVISION 89                DIVISION 101/(2)/
                                   ----------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE        FOR THE     FOR THE PERIOD
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    MARCH 7, 2008
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                       2009           2008          2009           2008           2009           2008
                                   ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $ 33,529,086  $  21,460,688  $ 12,709,450  $   20,236,957  $ 25,335,314   $  2,405,855
 Net Realized Gains (Losses)
   From Securities Transactions     (11,654,556)    11,494,071   (44,059,233)     63,172,595    (5,405,762)    (1,902,634)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 53,118,209   (141,703,510)  287,030,737    (542,195,426)   46,966,841    (22,649,276)
                                   ---------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    74,992,739   (108,748,751)  255,680,954    (458,785,874)   66,896,393    (22,146,055)
                                   ---------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   26,039,993     36,471,913    64,585,583      86,462,810    29,463,101      7,335,362
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (39,734,711)   (44,474,459)  (66,671,921)    (88,359,213)  (22,316,374)    (2,431,295)
 Annuity Benefit Payments               (53,596)       (76,598)      (12,042)        (10,532)           --             --
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (21,519,401)   (21,700,668)  (10,010,221)   (107,361,070)      688,620    203,071,126
 Contract Charges                      (200,300)      (180,640)     (372,680)       (357,426)      (67,306)       (17,244)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (22,150)       (13,468)       (2,651)         (8,162)           --             --
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --              --            --     10,000,000
                                   ---------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (35,490,165)   (29,973,920)  (12,483,932)   (109,633,593)    7,768,041    217,957,949
                                   ---------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             39,502,574   (138,722,671)  243,197,022    (568,419,467)   74,664,434    195,811,894

NET ASSETS:
Beginning Of Period                 369,848,567    508,571,238   567,315,908   1,135,735,375   195,811,894             --
                                   ---------------------------------------------------------------------------------------
End Of Period                      $409,351,141  $ 369,848,567  $810,512,930  $  567,315,908  $270,476,328   $195,811,894
                                   =======================================================================================

--------
/(1)/Fund closed April 21, 2008.
/(2)/Fund commenced operations on March 7, 2008.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

  The Separate Account includes the following variable annuity products:
  Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

  The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

  VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). Effective May 1, 2009, AIG Retirement Company I and II changed their names to VALIC Company I and II. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

  Effective March 7, 2008, the VALIC Company I Real Estate Fund commenced operations. The SunAmerica 2010 High Watermark Fund was closed effective April 21, 2008. Effective February 27, 2009, the AIG SunAmerica 2015 High Watermark Fund and the AIG SunAmerica 2020 High Watermark Fund changed their names to the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund, respectively.

  The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

 VALIC COMPANY I FUNDS

 Capital Conservation Fund (Division 1 Nasdaq-100(R) Index Fund (Division 46) and 7)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
 8)                                     75)
 Stock Index Fund (Divisions 10A, B,    Large Cap Core Fund (Division 76)
 C, and D)
 International Equities Fund (Division  Inflation Protected Fund (Division 77)
 11)
 Global Social Awareness Fund           Growth Fund (Division 78)
 (Division 12)
 International Government Bond Fund     Large Capital Growth Fund (Division
 (Division 13)                          79)
 Small Cap Index Fund (Division 14)     Mid Cap Strategic Growth Fund
                                        (Division 83)
 Core Equity Fund (Division 15)         Small Cap Special Values Fund
                                        (Division 84)
 Growth & Income Fund (Division 16)     Small Mid Growth Fund (Division 85)
 Science & Technology Fund (Division    Small Cap Aggressive Growth Fund
 17)                                    (Division 86)
 Small Cap Fund (Division 18)           Global Equity Fund (Division 87)
 International Growth I Fund (Division  Global Strategy Fund (Division 88)
 20)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)
                                        Global Real Estate Fund (Division 101)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

 VALIC COMPANY II FUNDS

 International Small Cap Equity Fund
 (Division 33)                          Money Market II Fund (Division 44)
 Small Cap Growth Fund (Division 35)    Aggressive Growth Lifestyle Fund
                                        (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
                                        (Division 49)
 Mid Cap Growth Fund (Division 37)      Conservative Growth Lifestyle Fund
                                        (Division 50)
 Mid Cap Value Fund (Division 38)       Core Bond Fund (Division 58)
 Capital Appreciation Fund (Division
 39)                                    Strategic Bond Fund (Division 59)
 Large Cap Value Fund (Division 40)     High Yield Bond Fund (Division 60)
 Socially Responsible Fund (Division
 41)

 OTHER FUNDS
 Vanguard Long-Term Investment-Grade
 Fund (Division 22)                     Ariel Fund (Division 68)
 Vanguard Long-Term Treasury Fund
 (Division 23)                          Ariel Appreciation Fund (Division 69)
 Vanguard Windsor II Fund (Division 24) Lou Holland Growth Fund (Division 70) Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
                                        (Division 81)
 Vanguard LifeStrategy Growth Fund      SunAmerica 2020 High Watermark Fund
 (Division 52)                          (Division 82)
 Vanguard LifeStrategy Moderate Growth
 Fund (Division 53)
 Vanguard LifeStrategy Conservative
 Growth Fund (Division 54)

  The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

  In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

  Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

  INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

  INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

  RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $913,414 and $393,257 for the years ended December 31, 2009 and 2008, respectively.

  ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

  FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

  RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an effect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

  Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

  Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

  Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

  Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

  The Separate Account assets measured at fair value as of December 31, 2009 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2009, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2009, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

  Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

  MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

 DIVISIONS                               RISK CHARGES
 -------------------------------------------------------------------------------
 10B                                     0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
 -------------------------------------------------------------------------------
 1, 2, 4 through 8, 10A, 10C, 10D, 11    0.40% - 1.00%
 through 18, 20, 21, 30, 33, 35
 through 41, 44 through 46, 48 through
 50, 58 through 60, 72 through 80, 83
 through 101
 -------------------------------------------------------------------------------
 19, 22 through 28, 31, 32, 47, 52       0.65% - 1.25%
 through 57, 61 through 71, 81, 82
 -------------------------------------------------------------------------------
 Potentia Product                        0.95% - 1.45%
 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39, 47 through 50, 58,
 59, 78, 79, 83, 87
 -------------------------------------------------------------------------------
 Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 DIVISIONS                               EXPENSE LIMITATIONS
 -------------------------------------------------------------------------------
 10A                                     1.4157% on the first $359,065,787
                                         1.36% on the next $40,934,213
                                         1.32% on the excess over $400 million
 -------------------------------------------------------------------------------
 10B                                     0.6966% on the first $25,434,267
                                         0.50% on the first $74,565,733
                                         0.25% on the excess over $100 million
 -------------------------------------------------------------------------------

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

  SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 DIVISIONS                              EXPENSE REDUCTION
 -----------------------------------------------------------------------------
 22, 23, 26 through 28, 32, 33, 35      0.25%
 through 41, 44, 47 through 50, 55
 through 71
 -----------------------------------------------------------------------------
 31                                     0.21%
 -----------------------------------------------------------------------------

  ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $4,684,693 and $5,434,575 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,622,721 and $6,485,093 for the years ended
  December 31, 2009 and 2008, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

  SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $7,051 and $279 for the year ended December 31, 2009, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $9,472 and $287 for the year ended December 31, 2008, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

  PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

  GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $6,216,007 and $5,292,677 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  OTHER MATTERS RELATED TO SEPARATE ACCOUNT CHARGES: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 44, 75, 77 and 101 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2009 consist of the following:

                                                                  COST OF     PROCEEDS FROM
                  UNDERLYING FUND                    DIVISION SHARES ACQUIRED  SHARES SOLD
--------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1     $      301,007  $      588,603
VALIC Company I Money Market I Fund                     7         88,290,274      86,927,196
VALIC Company I Mid Cap Index Fund                      2            262,176         543,199
VALIC Company I Asset Allocation Fund                   6        378,130,079     446,605,299
VALIC Company I Money Market I Fund                     4      1,050,420,890   1,071,466,717
VALIC Company I Capital Conservation Fund               5         57,528,429      62,325,754
VALIC Company I Government Securities Fund              8        120,626,406     146,960,901
VALIC Company I Stock Index Fund                       10A         1,280,510      16,897,766
VALIC Company I Stock Index Fund                       10B            48,026       1,800,619
VALIC Company I Stock Index Fund                       10C     1,620,498,865   1,498,513,506
VALIC Company I Stock Index Fund                       10D           197,812       1,707,337
VALIC Company I International Equities Fund            11        458,178,176     442,089,280
VALIC Company I Global Social Awareness Fund           12        195,804,422     274,806,840
VALIC Company I International Government Bond Fund     13        130,842,058     143,103,572
VALIC Company I Small Cap Index Fund                   14        431,489,155     446,510,231
VALIC Company I Core Equity Fund                       15        169,614,268     188,068,138
VALIC Company I Growth & Income Fund                   16         61,717,956      67,255,818
VALIC Company I Science & Technology Fund              17        368,159,820     389,123,466
VALIC Company I Small Cap Fund                         18        192,798,378     216,113,905
VALIC Company I International Growth I Fund            20        370,440,949     371,452,311
VALIC Company I Core Value Fund                        21         78,075,065      78,981,750
Vanguard Long-Term Investment-Grade Fund               22        125,495,280     119,835,779
Vanguard Long-Term Treasury Fund                       23        331,988,012     391,844,781
Vanguard Windsor II Fund                               24        841,069,743     794,523,787
Vanguard Wellington Fund                               25        827,176,102     865,813,723
VALIC Company II International Small Cap Equity        33        348,233,372     379,553,854
VALIC Company II Small Cap Growth Fund                 35         27,073,576      24,574,430
VALIC Company II Small Cap Value Fund                  36        225,739,257     163,427,867
VALIC Company II Mid Cap Growth Fund                   37        100,910,238     105,218,467
VALIC Company II Mid Cap Value Fund                    38        281,663,280     303,324,591
VALIC Company II Capital Appreciation Fund             39         20,356,584      21,785,959
VALIC Company II Large Cap Value Fund                  40        112,094,571     121,467,070
VALIC Company II Socially Responsible Fund             41        408,951,280     438,155,298
VALIC Company II Money Market II Fund                  44        260,578,665     349,957,118
VALIC Company I Nasdaq-100(R) Index Fund               46         61,198,162      47,069,973
VALIC Company II Aggressive Growth Lifestyle Fund      48         69,141,972      54,262,912
VALIC Company II Moderate Growth Lifestyle Fund        49        106,296,206      88,021,004
VALIC Company II Conservative Growth Lifestyle Fund    50         49,711,062      42,601,079
Vanguard LifeStrategy Growth Fund                      52         68,002,002      61,143,957
Vanguard LifeStrategy Moderate Growth Fund             53         80,306,579      73,384,693

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               COST OF     PROCEEDS FROM
                UNDERLYING FUND                   DIVISION SHARES ACQUIRED  SHARES SOLD
----------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth Fund      54        35,871,981     34,136,973
VALIC Company II Core Bond Fund                     58       100,095,651     82,785,211
VALIC Company II Strategic Bond Fund                59       229,689,589    198,488,972
VALIC Company II High Yield Bond Fund               60       140,640,197    123,286,536
Ariel Fund                                          68       137,482,679    137,834,556
Ariel Appreciation Fund                             69       104,795,482    112,213,832
Lou Holland Growth Fund                             70        32,427,372     29,143,804
VALIC Company I Blue Chip Growth Fund               72       267,531,256    224,215,241
VALIC Company I Health Sciences Fund                73       112,496,424    123,193,531
VALIC Company I Value Fund                          74       121,902,326    151,591,453
VALIC Company I Broad Cap Value Income Fund         75        11,430,184     11,549,310
VALIC Company I Large Cap Core Fund                 76        73,087,285     88,458,611
VALIC Company I Inflation Protected Fund            77       143,655,925    111,303,011
VALIC Company I Growth Fund                         78       358,531,791    402,863,014
VALIC Company I Large Capital Growth Fund           79       205,537,367    230,371,702
SunAmerica 2015 High Watermark Fund                 81        23,756,108     24,360,168
SunAmerica 2020 High Watermark Fund                 82        12,315,981     11,149,475
VALIC Company I Mid Cap Strategic Growth Fund       83       131,052,985    139,044,928
VALIC Company I Small Cap Special Values Fund       84       103,500,650    112,380,516
VALIC Company I Small Mid Growth Fund               85        50,782,372     52,747,646
VALIC Company I Small Cap Aggressive Growth Fund    86        40,269,025     30,352,520
VALIC Company I Global Equity Fund                  87       135,973,130    152,075,893
VALIC Company I Global Strategy Fund                88       309,371,209    310,829,440
VALIC Company I Foreign Value Fund                  89       432,682,707    431,516,210
VALIC Company I Global Real Estate Fund             101      161,084,529    127,756,506

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I          VALIC COMPANY I
                                           CAPITAL CONSERVATION    CAPITAL CONSERVATION       MONEY MARKET I
                                                   FUND                    FUND                    FUND
                                         -------------------------------------------------------------------------
                                                DIVISION 1              DIVISION 7              DIVISION 2
                                         -------------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         ------------------------------------------------------------------------
Accumulation Unit Value                                5.4765127                3.0668041               3.0155952
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,165,949               95,294,792               1,067,091
                                         ========================================================================

Accumulation Units Issued                                 11,888               21,679,901                  86,416
Accumulation Units Redeemed                             (107,687)            (22,980,893)                (175,137)
                                         ------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      (95,799)             (1,300,993)                 (88,721)
Beginning Accumulation Units
  Outstanding                                            491,373               32,378,330                 442,634
                                         ------------------------------------------------------------------------
Ending Accumulation Units Outstanding                    395,575               31,077,337                 353,912
                                         ========================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.80% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.2132933
Net Assets Attributable to Accumulation
  Units Outstanding                                                            20,340,542
                                                                  =======================

Accumulation Units Issued                                                       7,334,478
Accumulation Units Redeemed                                                   (7,134,716)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                               199,762
Beginning Accumulation Units
  Outstanding                                                                   6,130,802
                                                                  -----------------------
Ending Accumulation Units Outstanding                                           6,330,564
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.60% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.3715519
Net Assets Attributable to Accumulation
  Units Outstanding                                                               977,279
                                                                  =======================

Accumulation Units Issued                                                         146,478
Accumulation Units Redeemed                                                     (182,081)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                              (35,602)
Beginning Accumulation Units
  Outstanding                                                                     325,510
                                                                  -----------------------
Ending Accumulation Units Outstanding                                             289,907
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.40% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         1.0726135
Net Assets Attributable to Accumulation
  Units Outstanding                                                                    --
                                                                  =======================

Accumulation Units Issued                                                              --
Accumulation Units Redeemed                                                            --
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                    --
Beginning Accumulation Units
  Outstanding                                                                          --
                                                                  -----------------------
Ending Accumulation Units Outstanding                                                  --
                                                                  =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             MONEY MARKET I           MID CAP INDEX         ASSET ALLOCATION
                                                  FUND                    FUND                    FUND
                                         ----------------------- ----------------------- -----------------------
                                               DIVISION 6              DIVISION 4              DIVISION 5
                                         ----------------------- ----------------------- -----------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    1.45% /(1)/             1.45% /(1)/ 1.00% /(2) (3) (4) (5)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0713794               1.3166779               4.9250632
Net Assets Attributable to Accumulation
  Units Outstanding                                      217,654                  96,273             114,943,962
                                         ======================= ======================= =======================
Accumulation Units Issued                                226,655                  23,089              10,993,417
Accumulation Units Redeemed                            (380,793)                (10,242)            (13,246,919)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (154,138)                  12,847             (2,253,502)
Beginning Accumulation Units
  Outstanding                                            357,292                  60,271              25,594,227
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                    203,154                  73,118              23,340,724
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/             0.80% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.1292802               9.2475114               5.1804785
Net Assets Attributable to Accumulation
  Units Outstanding                                  327,490,833           1,622,782,968              13,687,985
                                         ======================= ======================= =======================
Accumulation Units Issued                            128,495,867             114,866,593               2,622,568
Accumulation Units Redeemed                        (153,750,067)           (127,251,833)             (2,209,315)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (25,254,200)            (12,385,240)                 413,253
Beginning Accumulation Units
  Outstanding                                        179,084,738             187,891,321               2,229,129
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                153,830,538             175,506,081               2,642,382
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.95% /(1)/             0.95% /(1)/             0.60% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0958046               1.4996497               5.4609620
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                 181,760
                                         ======================= ======================= =======================
Accumulation Units Issued                                     --                      --                  29,653
Accumulation Units Redeemed                                   --                      --                (39,446)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                 (9,792)
Beginning Accumulation Units
  Outstanding                                                 --                      --                  43,079
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                         --                      --                  33,286
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.80% /(2)/             0.80% /(2)/             0.40% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.2315917               9.7424776               0.9251412
Net Assets Attributable to Accumulation
  Units Outstanding                                   85,991,135             376,448,446                      --
                                         ======================= ======================= =======================
Accumulation Units Issued                             41,098,674              32,613,781                      --
Accumulation Units Redeemed                         (44,542,768)            (31,344,868)                      --
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,444,094)               1,268,914                      --
Beginning Accumulation Units
  Outstanding                                         41,978,622              37,372,986                      --
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                 38,534,528              38,641,900                      --
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.60% /(2)/             0.60% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                2.3413631              10.2887753
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,546,996              11,790,581
                                         ======================= =======================
Accumulation Units Issued                              3,061,085                 826,320
Accumulation Units Redeemed                          (4,042,154)             (1,064,867)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (981,069)               (238,547)
Beginning Accumulation Units
  Outstanding                                          3,350,461               1,384,721
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  2,369,391               1,146,174
                                         ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.40% /(2)/             0.40% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                1.0233601               0.8193502
Net Assets Attributable to Accumulation
  Units Outstanding                                    9,215,035              14,797,980
                                         ======================= =======================
Accumulation Units Issued                              3,503,837               2,604,870
Accumulation Units Redeemed                          (4,607,222)             (2,608,024)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,103,385)                 (3,153)
Beginning Accumulation Units
  Outstanding                                         10,108,070              18,063,782
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  9,004,685              18,060,629
                                         ======================= =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I     VALIC COMPANY I
                                          GOVERNMENT SECURITIES        STOCK INDEX         STOCK INDEX
                                                  FUND                    FUND                FUND
                                         ----------------------- ----------------------- ---------------
                                               DIVISION 8             DIVISION 10A        DIVISION 10B
                                         ----------------------- ----------------------- ---------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  0.6252% /(3)/
Accumulation Unit Value                                3.1246747              21.3415330     36.5192126
Net Assets Attributable to Accumulation
 Units Outstanding                                    99,270,373             116,009,946     10,318,859
                                         ===============================================================
Accumulation Units Issued                             27,180,396                  75,625          1,087
Accumulation Units Redeemed                         (36,059,557)               (861,382)       (60,423)
                                         ---------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (8,879,160)               (785,757)       (59,335)
Beginning Accumulation Units
 Outstanding                                          40,652,547               6,221,689        342,835
                                         ---------------------------------------------------------------
Ending Accumulation Units Outstanding                 31,773,386               5,435,932        283,500
                                         ===============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.80% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.2739458
Net Assets Attributable to Accumulation
 Units Outstanding                                    22,700,430
                                         =======================
Accumulation Units Issued                              8,840,046
Accumulation Units Redeemed                          (9,410,529)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (570,483)
Beginning Accumulation Units
 Outstanding                                           7,504,411
                                         -----------------------
Ending Accumulation Units Outstanding                  6,933,928
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.4351222
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,065,981
                                         =======================
Accumulation Units Issued                                393,643
Accumulation Units Redeemed                            (377,827)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                        15,816
Beginning Accumulation Units
 Outstanding                                             294,595
                                         -----------------------
Ending Accumulation Units Outstanding                    310,411
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0768502
Net Assets Attributable to Accumulation
 Units Outstanding                                            --
                                         =======================
Accumulation Units Issued                                     --
Accumulation Units Redeemed                                   --
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --
Beginning Accumulation Units
 Outstanding                                                  --
                                         -----------------------
Ending Accumulation Units Outstanding                         --
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               STOCK INDEX             STOCK INDEX       INTERNATIONAL EQUITIES
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 10C            DIVISION 10D            DIVISION 11
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               1.45% /(1)/       1.00%/ (2) (3) (4) (5)/ 1.00%/ (2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8470481               8.0286308               1.5479283
Net Assets Attributable to Accumulation
 Units Outstanding                                        29,501              14,062,738             682,111,694
                                         =======================================================================
Accumulation Units Issued                                 40,460                  30,477             299,034,686
Accumulation Units Redeemed                             (33,702)               (249,242)           (301,313,776)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                         6,758               (218,766)             (2,279,090)
Beginning Accumulation Units
 Outstanding                                              28,070               1,970,487             443,006,497
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                     34,828               1,751,721             440,727,408
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/                               0.80% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.5301597                                       1.6113450
Net Assets Attributable to Accumulation
 Units Outstanding                                 2,261,095,829                                     165,357,161
                                         =======================                         =======================
Accumulation Units Issued                            330,205,729                                      89,806,537
Accumulation Units Redeemed                        (351,577,991)                                    (86,663,241)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (21,372,262)                                       3,143,296
Beginning Accumulation Units
 Outstanding                                         520,561,748                                      99,483,288
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                499,189,486                                     102,626,583
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/                                     0.60% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                1.1855958                                       1.6780398
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                       5,958,549
                                         =======================                         =======================
Accumulation Units Issued                                     --                                       2,341,720
Accumulation Units Redeemed                                   --                                     (2,611,883)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --                                       (270,163)
Beginning Accumulation Units
 Outstanding                                                  --                                       3,821,556
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                         --                                       3,551,393
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/                                     0.40% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.7306478                                       0.6786515
Net Assets Attributable to Accumulation
 Units Outstanding                                   526,440,974                                              --
                                         =======================                         =======================
Accumulation Units Issued                             91,860,331                                              --
Accumulation Units Redeemed                         (74,330,295)                                              --
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                    17,530,037                                              --
Beginning Accumulation Units
 Outstanding                                          93,757,719                                              --
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                111,287,756                                              --
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                4.9511711
Net Assets Attributable to Accumulation
 Units Outstanding                                    20,894,244
                                         =======================
Accumulation Units Issued                              2,863,314
Accumulation Units Redeemed                          (3,252,928)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (389,614)
Beginning Accumulation Units
 Outstanding                                           4,610,545
                                         -----------------------
Ending Accumulation Units Outstanding                  4,220,931
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7467820
Net Assets Attributable to Accumulation
 Units Outstanding                                    43,681,506
                                         =======================
Accumulation Units Issued                              6,191,711
Accumulation Units Redeemed                          (9,502,624)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (3,310,913)
Beginning Accumulation Units
 Outstanding                                          61,803,897
                                         -----------------------
Ending Accumulation Units Outstanding                 58,492,985
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I
                                            SOCIAL AWARENESS     INT'L GOVERNMENT      SMALL CAP INDEX
                                                  FUND              BOND FUND               FUND
                                         -----------------------------------------------------------------
                                              DIVISION 12          DIVISION 13           DIVISION 14
                                         -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE                                   1.00%
 RISK CHARGE OF:                               1.45% /(1)/       /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                0.8392103         2.7137735               1.1789918
Net Assets Attributable to Accumulation
 Units Outstanding                                            --       120,056,511                  29,401
                                         =================================================================
Accumulation Units Issued                                 26,923        37,505,687                   7,357
Accumulation Units Redeemed                             (26,923)      (44,071,507)                 (5,819)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --       (6,565,820)                   1,538
Beginning Accumulation Units
 Outstanding                                                  --        50,811,427                  23,399
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --        44,245,607                  24,937
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/    0.80% /(2)/    1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.4233748         2.8124323               3.1206437
Net Assets Attributable to Accumulation
 Units Outstanding                                   199,544,685        30,428,204             584,429,830
                                         =================================================================
Accumulation Units Issued                             46,204,332        12,946,516             128,989,256
Accumulation Units Redeemed                         (59,524,928)      (12,938,970)           (147,727,334)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (13,320,595)             7,546            (18,738,078)
Beginning Accumulation Units
 Outstanding                                          70,913,038        10,812,062             206,050,238
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 57,592,442        10,819,608             187,312,159
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/          0.60% /(2)/          0.95% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                1.1563413         2.9170882               1.3764117
Net Assets Attributable to Accumulation
 Units Outstanding                                            --         3,172,170                      --
                                         =================================================================
Accumulation Units Issued                                     --         1,434,597                      --
Accumulation Units Redeemed                                   --       (1,895,643)                      --
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --         (461,046)                      --
Beginning Accumulation Units
 Outstanding                                                  --         1,549,545                      --
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --         1,088,499                      --
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/          0.40% /(2)/          0.80% /(2)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.5582894         1.1039211               3.2286566
Net Assets Attributable to Accumulation
 Units Outstanding                                    80,870,359            72,759             172,589,945
                                         =================================================================
Accumulation Units Issued                             29,477,395                 1              44,293,329
Accumulation Units Redeemed                         (46,271,550)           (5,425)            (41,881,563)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (16,794,155)           (5,424)               2,411,765
Beginning Accumulation Units
 Outstanding                                          39,523,029            71,333              51,046,581
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 22,728,874            65,909              53,458,346
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/                               0.60% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                3.7055666                                 3.3449648
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                 5,528,008
                                         =======================                   =======================
Accumulation Units Issued                                313,689                                 1,347,790
Accumulation Units Redeemed                            (669,307)                               (1,691,997)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (355,617)                                 (344,208)
Beginning Accumulation Units
 Outstanding                                           1,006,351                                 1,997,123
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                    650,734                                 1,652,916
                                         =======================                   =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/                               0.40% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                0.7304217                                 0.7721510
Net Assets Attributable to Accumulation
 Units Outstanding                                       949,116                                 8,629,492
                                         =======================                   =======================
Accumulation Units Issued                                     23                                 2,160,386
Accumulation Units Redeemed                            (242,310)                               (1,285,886)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (242,287)                                   874,500
Beginning Accumulation Units
 Outstanding                                           1,541,696                                10,301,414
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                  1,299,409                                11,175,914
                                         =======================                   =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               CORE EQUITY           GROWTH & INCOME      SCIENCE & TECHNOLOGY
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 15             DIVISION 16            DIVISION 17
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/       1.45% /(1)/             1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8372604               0.8132040               0.5367831
Net Assets Attributable to Accumulation
 Units Outstanding                                   192,642,135                  59,031                   4,302
                                         =======================================================================
Accumulation Units Issued                             95,145,718                  21,092                   1,411
Accumulation Units Redeemed                        (107,614,312)                 (4,228)                   (674)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (12,468,594)                  16,864                     738
Beginning Accumulation Units
 Outstanding                                         117,336,313                  55,727                   7,278
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                104,867,719                  72,591                   8,015
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/       1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8934207               1.9973036               2.3562899
Net Assets Attributable to Accumulation
 Units Outstanding                                    37,955,928              67,059,657             577,645,365
                                         =======================================================================
Accumulation Units Issued                             17,534,358              31,567,366             194,519,863
Accumulation Units Redeemed                         (18,428,458)            (35,635,553)           (206,544,151)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (894,100)             (4,068,187)            (12,024,289)
Beginning Accumulation Units
 Outstanding                                          20,940,813              37,648,494             257,209,740
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 20,046,713              33,580,307             245,185,452
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/             0.95% /(1)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.9537467               1.1335580               1.3209334
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,069,204                      --                      --
                                         =======================================================================
Accumulation Units Issued                                449,907                      --                      --
Accumulation Units Redeemed                            (675,987)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (226,080)                      --                      --
Beginning Accumulation Units
 Outstanding                                             773,394                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    547,314                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7337235               2.0584842               2.4278598
Net Assets Attributable to Accumulation
 Units Outstanding                                       520,601              12,786,424             137,809,435
                                         =======================================================================
Accumulation Units Issued                                    370               6,369,637              46,573,432
Accumulation Units Redeemed                            (108,634)             (6,315,559)            (44,982,711)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (108,264)                  54,078               1,590,721
Beginning Accumulation Units
 Outstanding                                             817,797               6,157,735              55,172,289
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    709,533               6,211,813              56,763,010
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                       0.60% /(2)/             0.60% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        2.1240869               2.5053132
Net Assets Attributable to Accumulation
 Units Outstanding                                                               554,298               5,957,572
                                                                 ===============================================
Accumulation Units Issued                                                        255,981               1,669,112
Accumulation Units Redeemed                                                    (277,230)             (1,720,065)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                              (21,249)                (50,953)
Beginning Accumulation Units
 Outstanding                                                                     282,364               2,429,103
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                            261,115               2,378,150
                                                                 ===============================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                             0.40% /(2)/             0.40% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        0.7283886               0.8198791
Net Assets Attributable to Accumulation
 Units Outstanding                                                                    --              13,222,954
                                                                 ===============================================
Accumulation Units Issued                                                             --               2,128,634
Accumulation Units Redeemed                                                           --             (2,439,456)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                                    --               (310,822)
Beginning Accumulation Units
 Outstanding                                                                          --              16,438,753
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                                 --              16,127,931
                                                                 ===============================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                  VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                     SMALL CAP        INTERNATIONAL GROWTH I      INCOME & GROWTH
                                       FUND                    FUND                    FUND
                              -----------------------------------------------------------------------
                                    DIVISION 18            DIVISION 20              DIVISION 21
                              -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2137374               2.0355326               1.4133376
Net Assets Attributable to
 Accumulation Units
 Outstanding                              233,272,409             353,229,979              87,241,933
                              =======================================================================
Accumulation Units Issued                  98,648,351             156,887,321              47,989,333
Accumulation Units Redeemed             (111,147,527)           (171,454,172)            (55,436,269)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             (12,499,176)            (14,566,851)             (7,446,936)
Beginning Accumulation Units
 Outstanding                              117,886,782             188,123,588              69,182,773
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                              105,387,606             173,556,736              61,735,837
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2914994               2.1063166               1.4778057
Net Assets Attributable to
 Accumulation Units
 Outstanding                               42,871,413             182,713,342              33,497,429
                              =======================================================================
Accumulation Units Issued                  19,017,727              87,075,737              18,265,579
Accumulation Units Redeemed              (18,853,512)            (77,954,963)            (13,977,276)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  164,215               9,120,774               4,288,303
Beginning Accumulation Units
 Outstanding                               18,545,437              77,628,544              18,379,431
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               18,709,651              86,749,318              22,667,733
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.3820088               2.1821792               1.5505955
Net Assets Attributable to
 Accumulation Units
 Outstanding                                2,163,383               5,207,836                 704,468
                              =======================================================================
Accumulation Units Issued                     495,491               2,139,542                 389,222
Accumulation Units Redeemed                 (721,781)             (1,849,888)               (464,294)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (226,291)                 289,654                (75,071)
Beginning Accumulation Units
 Outstanding                                1,134,532               2,097,063                 529,452
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  908,241               2,386,717                 454,380
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     0.7691591               0.7311533               0.7149456
Net Assets Attributable to
 Accumulation Units
 Outstanding                                       --                      --                 649,260
                              =======================================================================
Accumulation Units Issued                          --                      --                  22,363
Accumulation Units Redeemed                        --                      --               (213,505)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                       --                      --               (191,142)
Beginning Accumulation Units
 Outstanding                                       --                      --               1,099,268
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                       --                      --                 908,126
                              =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                     VANGUARD                VANGUARD           VANGUARD
                                LONG-TERM CORPORATE     LONG-TERM TREASURY     WINDSOR II
                                       FUND                    FUND               FUND
                              -------------------------------------------------------------
                                    DIVISION 22            DIVISION 23         DIVISION 24
                              -------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  1.25% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.1382115               2.2053742     2.0765176
Net Assets Attributable to
 Accumulation Units
 Outstanding                              128,099,802             225,871,195 1,103,920,962
                              =============================================================
Accumulation Units Issued                  43,486,470              89,619,786   382,714,102
Accumulation Units Redeemed              (45,463,614)           (119,455,971) (381,944,308)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              (1,977,145)            (29,836,186)       769,794
Beginning Accumulation Units
 Outstanding                               61,895,100             132,267,500   530,919,431
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               59,917,955             102,431,315   531,689,225
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/        1.05% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.2570176               2.3077062     2.1729366
Net Assets Attributable to
 Accumulation Units
 Outstanding                               40,413,245              86,720,722   321,257,856
                              =============================================================
Accumulation Units Issued                  16,695,320              38,286,608   129,615,409
Accumulation Units Redeemed              (15,989,505)            (44,504,731) (109,154,528)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  705,815             (6,218,123)    20,460,882
Beginning Accumulation Units
 Outstanding                               17,200,551              43,798,242   127,389,564
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               17,906,366              37,580,119   147,850,446
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/        0.85% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.3915391               2.4196970     2.2822634
Net Assets Attributable to
 Accumulation Units
 Outstanding                                1,801,725               3,429,642    16,201,220
                              =============================================================
Accumulation Units Issued                     449,251               1,034,796     4,737,569
Accumulation Units Redeemed                 (594,999)             (1,448,966)   (3,887,983)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (145,748)               (414,170)       849,587
Beginning Accumulation Units
 Outstanding                                  899,174               1,831,581     6,249,982
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  753,426               1,417,411     7,099,568
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/        0.65% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     1.1147309               1.1118294     0.7369698
Net Assets Attributable to
 Accumulation Units
 Outstanding                                  343,214               1,097,625    21,038,385
                              =============================================================
Accumulation Units Issued                       1,978                 104,309     3,456,337
Accumulation Units Redeemed                  (79,481)               (305,066)   (4,995,768)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                 (77,503)               (200,758)   (1,539,432)
Beginning Accumulation Units
 Outstanding                                  385,393               1,187,983    30,086,579
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  307,890                 987,225    28,547,147
                              =============================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VANGUARD       VALIC COMPANY II     VALIC COMPANY II
                               WELLINGTON   INTERNATIONAL GROWTH II SMALL CAP GROWTH
                                  FUND               FUND                 FUND
                              ------------------------------------------------------
                               DIVISION 25        DIVISION 33         DIVISION 35
                              ------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.25% /(2)/        0.75% /(2)/         1.45% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.4505794          1.5765059           0.7030287
Net Assets Attributable to
 Accumulation Units
 Outstanding                  1,088,335,129        498,705,235              14,326
                              ======================================================
Accumulation Units Issued       309,305,086        231,568,001               8,268
Accumulation Units Redeemed   (343,114,719)      (245,092,496)             (4,931)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                   (33,809,632)       (13,524,495)               3,337
Beginning Accumulation Units
 Outstanding                    477,990,784        329,905,870              17,041
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    444,181,152        316,381,374              20,378
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.05% /(2)/        0.55% /(2)/         0.95% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.5844954          1.6126209           1.2157493
Net Assets Attributable to
 Accumulation Units
 Outstanding                    263,061,786         93,310,837                  --
                              ======================================================
Accumulation Units Issued        78,709,371         50,459,398                  --
Accumulation Units Redeemed    (77,101,270)       (66,003,358)                  --
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      1,608,101       (15,543,960)                  --
Beginning Accumulation Units
 Outstanding                    100,181,566         73,410,884                  --..
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    101,789,667         57,866,924                  --
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.85% /(2)/        0.35% /(2)/         0.75% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           2.7384861          1.6496272           1.2924443
Net Assets Attributable to
 Accumulation Units
 Outstanding                     14,803,860          3,378,806          34,425,920
                              ======================================================
Accumulation Units Issued         3,898,050          1,638,366          20,857,027
Accumulation Units Redeemed     (4,496,351)        (2,547,163)        (19,344,753)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      (598,302)          (908,796)           1,512,274
Beginning Accumulation Units
 Outstanding                      6,005,134          2,957,259          25,128,636
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                      5,406,833          2,048,462          26,640,910
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.65% /(2)/        0.15% /(2)/         0.55% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           0.9189520          0.6553538           1.3220155
Net Assets Attributable to
 Accumulation Units
 Outstanding                     28,007,461                 --           9,291,731
                              ======================================================
Accumulation Units Issued         3,378,934                 --           6,609,549
Accumulation Units Redeemed     (7,172,124)                 --         (5,744,284)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (3,793,190)                 --             865,265
Beginning Accumulation Units
 Outstanding                     34,270,800                 --           6,163,487
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                     30,477,610                 --           7,028,752
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.35% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  1.3524069
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                               822,768
                                                                      ============
Accumulation Units Issued                                                1,271,568
Accumulation Units Redeemed                                            (1,287,787)
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                              (16,219)
Beginning Accumulation Units
 Outstanding                                                               624,705
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                               608,486
                                                                      ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.15% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  0.7135899
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                    --
                                                                      ============
Accumulation Units Issued                                                       --
Accumulation Units Redeemed                                                     --
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                    --
Beginning Accumulation Units
 Outstanding                                                                    --
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                                    --
                                                                      ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
                              SMALL CAP VALUE   MID CAP GROWTH   MID CAP VALUE
                                    FUND             FUND             FUND
                              --------------------------------------------------
                                DIVISION 36      DIVISION 37      DIVISION 38
                              --------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/      0.75% /(2)/      0.75% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            1.9636428        1.1210870        2.8206758
Net Assets Attributable to
 Accumulation Units
 Outstanding                     295,451,753      160,345,867      318,544,897
                              ==================================================
Accumulation Units Issued        121,986,430      107,256,078       87,188,805
Accumulation Units Redeemed     (89,027,042)    (112,842,458)     (94,702,589)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      32,959,388      (5,586,379)      (7,513,784)
Beginning Accumulation Units
 Outstanding                     117,524,519      148,636,778      120,463,020
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                     150,483,906      143,050,398      112,949,237
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/      0.55% /(2)/      0.55% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0085279        1.1467044        2.8851805
Net Assets Attributable to
 Accumulation Units
 Outstanding                      64,317,549       21,159,646      166,898,019
                              ==================================================
Accumulation Units Issued         30,521,725       15,009,011       49,369,827
Accumulation Units Redeemed     (20,937,364)     (15,023,233)     (53,891,591)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       9,584,361         (14,222)      (4,521,764)
Beginning Accumulation Units
 Outstanding                      22,439,199       18,467,909       62,370,901
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                      32,023,560       18,453,687       57,849,138
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/      0.35% /(2)/      0.35% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0546601        1.1730898        2.9514776
Net Assets Attributable to
 Accumulation Units
 Outstanding                       3,488,558        1,019,551        8,789,365
                              ==================================================
Accumulation Units Issued          1,267,848        1,685,888        1,881,020
Accumulation Units Redeemed      (1,132,145)      (1,707,222)      (2,268,283)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         135,703         (21,334)        (387,263)
Beginning Accumulation Units
 Outstanding                       1,562,640          890,588        3,365,688
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,698,342          869,254        2,978,425
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/      0.15% /(2)/      0.15% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            0.7989712        0.7274155        0.7760016
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,948,074               --        4,977,185
                              ==================================================
Accumulation Units Issued            734,062               --        1,030,687
Accumulation Units Redeemed      (1,126,841)               --      (1,496,602)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (392,779)               --        (465,915)
Beginning Accumulation Units
 Outstanding                       4,082,616               --        6,879,800
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       3,689,837               --        6,413,884
                              ==================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VALIC COMPANY II   VALIC COMPANY II   VALIC COMPANY II
                              CAPITAL APPRECIATION LARGE CAP VALUE  SOCIALLY RESPONSIBLE
                                      FUND               FUND               FUND
                              ----------------------------------------------------------
                                  DIVISION 39        DIVISION 40        DIVISION 41
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          1.45% /(1)/         0.75% /(2)/       0.75% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.6394770          1.4807395          1.2287687
Net Assets Attributable to
 Accumulation Units
 Outstanding                             4,142        126,821,407        660,468,051
                              =========================================================
Accumulation Units Issued                9,008         67,156,783        395,152,446
Accumulation Units Redeemed            (6,588)       (74,319,573)      (425,289,685)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             2,420        (7,162,790)       (30,137,239)
Beginning Accumulation Units
 Outstanding                             4,056         92,838,525        567,706,671
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                             6,477         85,675,734        537,569,432
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.95% /(1)/         0.55% /(2)/       0.55% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              1.0939553          1.5146566          1.2568819
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --         30,219,901         62,008,770
                              =========================================================
Accumulation Units Issued                   --         19,924,907         39,400,509
Accumulation Units
  Redeemed                                  --        (21,707,869)       (45,615,243)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --        (1,782,961)        (6,214,734)
Beginning Accumulation Units
 Outstanding                                --         21,736,549         55,555,891
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                                --         19,953,587         49,341,157
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.75% /(2)/         0.35% /(2)/       0.35% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8670098          1.5494528          1.2857876
Net Assets Attributable to
 Accumulation Units
 Outstanding                        22,044,722          1,187,307          2,240,627
                              =========================================================
Accumulation Units Issued           21,632,720            619,799          1,574,951
Accumulation Units Redeemed       (24,107,688)          (695,051)        (1,399,721)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (2,474,968)           (75,251)            175,229
Beginning Accumulation Units
 Outstanding                        27,906,873            841,753          1,567,566
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                        25,431,905            766,502          1,742,795
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.55% /(2)/         0.15% /(2)/       0.15% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8868648          0.6585102          0.7677960
Net Assets Attributable to
 Accumulation Units
 Outstanding                         6,152,746                 --                 --
                              =========================================================
Accumulation Units Issued            7,301,539                 --                 --
Accumulation Units Redeemed        (6,809,104)                 --                 --
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                           492,435                 --                 --
Beginning Accumulation Units
 Outstanding                         6,446,024                 --                 --
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                         6,938,458                 --                 --
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.35% /(2)/
                                  ------------
Accumulation Unit Value              0.9072689
Net Assets Attributable to
 Accumulation Units
 Outstanding                           809,201
                                  ============
Accumulation Units Issued              752,808
Accumulation Units Redeemed          (887,842)
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (135,034)
Beginning Accumulation Units
 Outstanding                         1,027,117
                                  ------------
Ending Accumulation Units
 Outstanding                           892,083
                                  ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.15% /(2)/
                                  ------------
Accumulation Unit Value              0.7202749
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --
                                  ============
Accumulation Units Issued                   --
Accumulation Units Redeemed                 --
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --
Beginning Accumulation Units
 Outstanding                                --
                                  ------------
Ending Accumulation Units
 Outstanding                                --
                                  ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II    VALIC COMPANY II     VALIC COMPANY II
                              MONEY MARKET II   NASDAQ-100 (R) INDEX   AGGRESSIVE GROWTH
                                    FUND                FUND            LIFESTYLE FUND
                              ----------------------------------------------------------
                                DIVISION 44         DIVISION 46           DIVISION 48
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/    1.00% /(2) (3) (4) (5)/   1.45% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2735162                 0.5145915      1.1215694
Net Assets Attributable to
 Accumulation Units
 Outstanding                     172,472,664                81,890,968         30,783
                              ==========================================================
Accumulation Units Issued        143,793,527               133,046,837         45,433
Accumulation Units Redeemed    (204,183,892)             (105,535,429)       (59,432)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (60,390,366)                27,511,408       (14,000)
Beginning Accumulation Units
 Outstanding                     195,844,578               131,648,872         41,446
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                     135,454,212               159,160,280         27,447
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/          0.80% /(2)/         0.75%/ (2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3026487                 0.5241444      1.6953829
Net Assets Attributable to
 Accumulation Units
 Outstanding                      52,478,661                18,423,470     87,574,969
                              ==========================================================
Accumulation Units Issued         47,032,969                31,817,007     39,690,719
Accumulation Units Redeemed     (54,355,802)              (23,237,588)   (31,721,439)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (7,322,833)                 8,579,419      7,969,280
Beginning Accumulation Units
 Outstanding                      47,610,261                26,571,733     43,700,400
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      40,287,428                35,151,152     51,669,680
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/          0.60% /(2)/         0.95% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3325916                 0.5338430      1.4886536
Net Assets Attributable to
 Accumulation Units
 Outstanding                       1,756,303                   771,578             --
                              ==========================================================
Accumulation Units Issued          3,661,479                 2,146,019             --
Accumulation Units Redeemed      (5,190,204)               (2,325,272)             --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (1,528,725)                 (179,253)             --
Beginning Accumulation Units
 Outstanding                       2,846,893                 1,624,668             --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,318,167                 1,445,415             --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/          0.40% /(2)/         0.55% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.0293000                 0.8262290      1.7342539
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                        --     18,080,074
                              ==========================================================
Accumulation Units Issued                 --                        --     10,132,257
Accumulation Units Redeemed               --                        --    (8,514,422)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                        --      1,617,834
Beginning Accumulation Units
 Outstanding                              --                        --      8,808,632
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                        --     10,426,466
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.35% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     1.7740740
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                1,567,692
                                                                         ============
Accumulation Units Issued                                                     617,422
Accumulation Units Redeemed                                                 (727,553)
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                (110,131)
Beginning Accumulation Units
 Outstanding                                                                  993,829
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                  883,698
                                                                         ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.15% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     0.8216155
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                       --
                                                                         ============
Accumulation Units Issued                                                          --
Accumulation Units Redeemed                                                        --
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                       --
Beginning Accumulation Units
 Outstanding                                                                       --
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                       --
                                                                         ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II  VALIC COMPANY II   VANGUARD LIFESTRATEGY
                              MODERATE GROWTH  CONSERVATIVE GROWTH        GROWTH
                               LIFESTYLE FUND    LIFESTYLE FUND            FUND
                              ----------------------------------------------------------
                                DIVISION 49        DIVISION 50          DIVISION 52
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        1.45% /(1)/       1.45% /(1)/          1.25% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2392905         1.2804800            1.3706593
Net Assets Attributable to
 Accumulation Units
 Outstanding                         184,857            53,402          103,522,196
                              ==========================================================
Accumulation Units Issued             56,931            14,769           48,997,669
Accumulation Units Redeemed         (58,802)                --         (44,733,594)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (1,871)            14,769            4,264,075
Beginning Accumulation Units
 Outstanding                         151,035            26,935           71,279,560
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                         149,164            41,705           75,543,635
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/       0.75% /(2)/          1.05% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8270709         1.8365427            1.4019362
Net Assets Attributable to
 Accumulation Units
 Outstanding                     136,989,824        47,578,470           18,113,088
                              ==========================================================
Accumulation Units Issued         54,709,106        19,482,303           10,996,951
Accumulation Units Redeemed     (48,304,026)      (17,794,174)         (10,261,953)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       6,405,080         1,688,129              734,997
Beginning Accumulation Units
 Outstanding                      68,593,574        24,222,869           12,185,285
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      74,998,654        25,910,998           12,920,282
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.95% /(1)/       0.95% /(1)/          0.85% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.4251935         1.3608374            1.4338334
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --            2,582,747
                              ==========================================================
Accumulation Units Issued                 --                --            1,033,027
Accumulation Units Redeemed               --                --          (1,233,451)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --            (200,424)
Beginning Accumulation Units
 Outstanding                              --                --            2,001,770
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                --            1,801,346
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/       0.55% /(2)/          0.65% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8688674         1.8785895            0.7741257
Net Assets Attributable to
 Accumulation Units
 Outstanding                      25,339,379        16,399,814                   --
                              ==========================================================
Accumulation Units Issued         13,869,499        11,135,389                   --
Accumulation Units Redeemed     (11,452,811)       (9,745,923)                   --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       2,416,688         1,389,466                   --
Beginning Accumulation Units
 Outstanding                      11,142,644         7,340,616                   --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      13,559,332         8,730,081                   --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/       0.35% /(2)/
                              ------------------------------------
Accumulation Unit Value            1.9117822         1.9216766
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,050,833         1,114,128
                              ====================================
Accumulation Units Issued            600,462           376,692
Accumulation Units Redeemed        (325,306)         (282,962)
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         275,156            93,731
Beginning Accumulation Units
 Outstanding                         797,578           486,048
                              ------------------------------------
Ending Accumulation Units
 Outstanding                       1,072,733           579,779
                              ====================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/       0.15% /(2)/
                              ------------------------------------
Accumulation Unit Value            0.8991467         0.9605971
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --
                              ====================================
Accumulation Units Issued                 --                --
Accumulation Units Redeemed               --                --
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --
Beginning Accumulation Units
 Outstanding                              --                --
                              ------------------------------------
Ending Accumulation Units
 Outstanding                              --                --
                              ====================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II
                                            MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND
                                                 FUND                  FUND                FUND
                                         ------------------------------------------------------------
                                              DIVISION 53           DIVISION 54        DIVISION 58
                                         ------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.25% /(2)/           1.25% /(2)/         1.45% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4355676             1.4558875           1.3567446
Net Assets Attributable to Accumulation
  Units Outstanding                           111,036,912            42,622,857              32,065
                                         ============================================================
Accumulation Units Issued                      50,809,376            21,841,258              17,784
Accumulation Units Redeemed                  (47,694,494)          (21,658,833)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             3,114,882               182,424              17,784
Beginning Accumulation Units
  Outstanding                                  74,246,099            29,098,257               5,850
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          77,360,982            29,280,681              23,634
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.05% /(2)/           1.05% /(2)/         0.95% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4682503             1.4890649           1.2148997
Net Assets Attributable to Accumulation
  Units Outstanding                            23,989,329             9,850,180                  --
                                         ============================================================
Accumulation Units Issued                      13,163,374             5,237,850                  --
Accumulation Units Redeemed                  (11,795,960)           (4,733,149)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             1,367,413               504,701                  --
Beginning Accumulation Units
  Outstanding                                  14,971,811             6,110,618                  --
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          16,339,224             6,615,319                  --
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.85% /(2)/           0.85% /(2)/         0.75% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.5017683             1.5229983           1.5839807
Net Assets Attributable to Accumulation
  Units Outstanding                             2,925,695             1,364,777         111,036,133
                                         ============================================================
Accumulation Units Issued                       1,053,223               454,069          54,867,773
Accumulation Units Redeemed                   (1,495,067)             (646,062)        (49,562,699)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (441,844)             (191,993)           5,305,075
Beginning Accumulation Units
  Outstanding                                   2,390,039             1,088,132          64,810,715
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding           1,948,195               896,140          70,115,789
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.65% /(2)/           0.65% /(2)/         0.55% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         0.8482849             0.9162427           1.6202439
Net Assets Attributable to Accumulation
  Units Outstanding                                    --                    --          16,198,776
                                         ============================================================
Accumulation Units Issued                              --                    --           9,138,882
Accumulation Units Redeemed                            --                    --         (7,320,539)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    --                    --           1,818,343
Beginning Accumulation Units
  Outstanding                                          --                    --           8,180,262
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding                  --                    --           9,998,605
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.35% /(2)/
                                                                                       ------------
Accumulation Unit Value                                                                   1.6574824
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       1,578,552
                                                                                       ============
Accumulation Units Issued                                                                 1,138,222
Accumulation Units Redeemed                                                             (1,103,714)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          34,507
Beginning Accumulation Units
  Outstanding                                                                               918,510
                                                                                       ------------
Ending Accumulation Units Outstanding                                                       953,017
                                                                                       ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.15% /(2)/
Accumulation Unit Value                                                                   1.1091768
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       7,585,125
                                                                                       ============
Accumulation Units Issued                                                                 1,225,994
Accumulation Units Redeemed                                                             (1,441,134)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                       (215,140)
Beginning Accumulation Units
  Outstanding                                                                             7,053,657
                                                                                       ------------
Ending Accumulation Units Outstanding                                                     6,838,517
                                                                                       ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VALIC COMPANY II VALIC COMPANY II
                                          STRATEGIC BOND  HIGH YIELD BOND           ARIEL
                                               FUND             FUND                FUND
                                         ---------------------------------------------------------
                                           DIVISION 59      DIVISION 60          DIVISION 68
                                         ---------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.45% /(1)/      0.75% /(2)/    1.00% /(2) (3) (4) (5)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.6660473        1.7728676                 1.5898460
Net Assets Attributable to Accumulation
  Units Outstanding                              73,555      153,965,535               231,739,689
                                         =========================================================
Accumulation Units Issued                        17,151       72,701,982               104,392,945
Accumulation Units Redeemed                       (167)     (72,520,461)             (110,522,767)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              16,984          181,521               (6,129,821)
Beginning Accumulation Units
  Outstanding                                    27,166       86,682,126               151,912,178
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding            44,150       86,863,647               145,782,356
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.95% /(1)/      0.55% /(2)/          0.80% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.4254777        1.8134317                 1.6193227
Net Assets Attributable to Accumulation
  Units Outstanding                                  --       37,026,971                81,312,686
                                         =========================================================
Accumulation Units Issued                            --       19,030,662                43,941,527
Accumulation Units Redeemed                          --     (18,099,623)              (38,750,926)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --          931,039                 5,190,601
Beginning Accumulation Units
  Outstanding                                        --       19,488,366                45,024,988
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding                --       20,419,405                50,215,589
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/      0.35% /(2)/          0.60% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0474149        1.8551822                 1.6492929
Net Assets Attributable to Accumulation
  Units Outstanding                         272,151,717        1,756,829                 4,216,310
                                         =========================================================
Accumulation Units Issued                    95,994,160        1,017,095                 1,105,240
Accumulation Units Redeemed                (91,973,009)      (1,146,208)               (1,441,574)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           4,021,151        (129,113)                 (336,333)
Beginning Accumulation Units
  Outstanding                               128,930,853        1,076,268                 2,893,051
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding       132,952,004          947,155                 2,556,717
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/      0.15% /(2)/          0.40% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0942804        0.9674420                 0.7781261
Net Assets Attributable to Accumulation
  Units Outstanding                          66,657,308               --                 8,572,075
                                         =========================================================
Accumulation Units Issued                    28,246,247               --                 2,240,965
Accumulation Units Redeemed                (24,430,243)               --               (2,012,764)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           3,816,004               --                   228,202
Beginning Accumulation Units
  Outstanding                                28,014,096               --                10,788,105
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding        31,830,100               --                11,016,307
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/
                                           ------------
Accumulation Unit Value                       2.1423955
Net Assets Attributable to Accumulation
  Units Outstanding                           5,429,882
                                           ============
Accumulation Units Issued                     1,499,667
Accumulation Units Redeemed                 (1,476,839)
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                              22,828
Beginning Accumulation Units
  Outstanding                                 2,511,986
                                           ------------
Ending Accumulation Units Outstanding         2,534,815
                                           ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/
                                           ------------
Accumulation Unit Value                       1.0718246
Net Assets Attributable to Accumulation
  Units Outstanding                                  --
                                           ============
Accumulation Units Issued                            --
Accumulation Units Redeemed                          --
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --
Beginning Accumulation Units
  Outstanding                                        --
                                           ------------
Ending Accumulation Units Outstanding                --
                                           ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                 ARIEL                 LOU HOLLAND          VALIC COMPANY I
                                              APPRECIATION               GROWTH             BLUE CHIP GROWTH
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 69              DIVISION 70            DIVISION 72
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6307488               0.9274595               0.8347446
Net Assets Attributable to Accumulation
  Units Outstanding                                  192,698,441              18,831,002             306,542,327
                                         =======================================================================
Accumulation Units Issued                             83,580,171              17,749,510             286,103,522
Accumulation Units Redeemed                         (91,238,115)            (14,006,919)           (242,575,204)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (7,657,944)               3,742,591              43,528,318
Beginning Accumulation Units
  Outstanding                                        125,837,892              16,563,913             323,752,720
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                118,179,947              20,306,504             367,281,038
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6609173               0.9446286               0.8502003
Net Assets Attributable to Accumulation
  Units Outstanding                                   49,212,308              25,530,729             127,464,887
                                         =======================================================================
Accumulation Units Issued                             21,811,869              27,629,745             144,847,163
Accumulation Units Redeemed                         (21,127,984)            (26,376,275)           (116,320,245)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      683,885               1,253,470              28,526,918
Beginning Accumulation Units
  Outstanding                                         28,946,608              25,774,376             121,401,907
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 29,630,494              27,027,846             149,928,825
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6917341               0.9621317               0.8660005
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,818,287                 845,570               6,435,037
                                         =======================================================================
Accumulation Units Issued                                852,503                 983,359               4,709,591
Accumulation Units Redeemed                          (1,013,316)             (1,599,348)             (3,314,900)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (160,813)               (615,989)               1,394,691
Beginning Accumulation Units
  Outstanding                                          1,826,979               1,494,859               6,036,349
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,666,166                 878,870               7,431,040
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8912510               0.8675395               0.7728532
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,651,501                      --                      --
                                         =======================================================================
Accumulation Units Issued                              1,067,275                      --                      --
Accumulation Units Redeemed                          (1,222,343)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (155,069)                      --                      --
Beginning Accumulation Units
  Outstanding                                          6,496,157                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  6,341,088                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I                                 VALIC COMPANY I
                                             HEALTH SCIENCES         VALIC COMPANY I         BROAD CAP VALUE
                                                  FUND                 VALUE FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 73             DIVISION 74             DIVISION 75
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2814284               1.1038390               0.9348012
Net Assets Attributable to Accumulation
  Units Outstanding                                  134,992,354              98,807,211              14,669,434
                                         =======================================================================
Accumulation Units Issued                             81,765,363              82,005,102              11,826,478
Accumulation Units Redeemed                         (91,308,057)            (92,103,499)            (12,455,861)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (9,542,693)            (10,098,397)               (629,383)
Beginning Accumulation Units
  Outstanding                                        114,902,634              99,631,010              16,324,261
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                105,359,941              89,532,613              15,694,879
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3050878               1.1217008               0.9424547
Net Assets Attributable to Accumulation
  Units Outstanding                                   35,709,217              55,556,656               3,436,200
                                         =======================================================================
Accumulation Units Issued                             23,962,736              56,232,429               3,306,419
Accumulation Units Redeemed                         (23,464,027)            (82,495,863)             (3,187,184)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      498,709            (26,263,434)                 119,235
Beginning Accumulation Units
  Outstanding                                         26,863,873              75,795,741               3,526,886
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,362,582              49,532,306               3,646,121
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3293309               1.1398127               0.9502044
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,630,620               2,140,315                 248,983
                                         =======================================================================
Accumulation Units Issued                              1,700,519               1,694,865                 215,725
Accumulation Units Redeemed                          (1,807,153)             (2,893,948)               (272,309)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (106,634)             (1,199,084)                (56,584)
Beginning Accumulation Units
  Outstanding                                          2,086,000               3,076,947                 318,615
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,979,366               1,877,864                 262,031
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9107865               0.7169180               0.7772894
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                      --
                                         =======================================================================

Accumulation Units Issued                                     --                      --                      --
Accumulation Units Redeemed                                   --                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                      --
Beginning Accumulation Units
  Outstanding                                                 --                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I         VALIC COMPANY I
                                             LARGE CAP CORE        INFLATION PROTECTED         VALIC ULTRA
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 76             DIVISION 77             DIVISION 78
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0743773               1.0977633               0.8891205
Net Assets Attributable to Accumulation
  Units Outstanding                                   77,758,859             157,739,236                     949
                                         =======================================================================
Accumulation Units Issued                             65,026,920             114,411,795                     813
Accumulation Units Redeemed                         (80,801,170)            (92,283,398)                   (379)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (15,774,250)              22,128,397                     434
Beginning Accumulation Units
  Outstanding                                         88,166,893             121,583,367                     632
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 72,392,643             143,711,764                   1,067
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0831923               1.1088667               0.9059803
Net Assets Attributable to Accumulation
  Units Outstanding                                   29,862,100              31,232,909             544,438,732
                                         =======================================================================
Accumulation Units Issued                             27,817,297              23,833,305             430,182,493
Accumulation Units Redeemed                         (29,962,489)            (16,390,613)           (485,464,756)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (2,145,192)               7,442,692            (55,282,263)
Beginning Accumulation Units
  Outstanding                                         29,714,624              20,725,276             656,297,029
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,569,433              28,167,968             601,014,767
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0920678               1.1201330               0.9076722
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,048,835               1,175,418                      --
                                         =======================================================================
Accumulation Units Issued                                773,464                 892,441                      --
Accumulation Units Redeemed                          (1,568,088)               (654,329)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (794,624)                 238,112                      --
Beginning Accumulation Units
  Outstanding                                          2,670,747                 811,287                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,876,124               1,049,398                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8751098               1.0568427               0.9133850
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --             124,203,170
                                         =======================================================================
Accumulation Units Issued                                     --                      --              88,868,718
Accumulation Units Redeemed                                   --                      --            (93,241,675)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (4,372,957)
Beginning Accumulation Units
  Outstanding                                                 --                      --             140,357,001
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --             135,984,044
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9208978
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    6,141,010
                                                                                         =======================
Accumulation Units Issued                                                                              4,264,275
Accumulation Units Redeemed                                                                          (5,107,567)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (843,292)
Beginning Accumulation Units
  Outstanding                                                                                          7,512,120
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  6,668,828
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.8029979
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   16,634,927
                                                                                         =======================
Accumulation Units Issued                                                                              2,427,290
Accumulation Units Redeemed                                                                          (4,312,535)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                  (1,885,245)
Beginning Accumulation Units
  Outstanding                                                                                         22,601,274
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 20,716,029
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I          SUNAMERICA 2015         SUNAMERICA 2020
                                          LARGE CAPITAL GROWTH       HIGH WATERMARK          HIGH WATERMARK
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 79              DIVISION 81             DIVISION 82
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              1.45% /(1)/       1.25% /(2) (3) (4) (5)/ 1.25% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9790894               1.0879060               0.9145208
Net Assets Attributable to Accumulation
  Units Outstanding                                        8,996              25,270,191              10,477,920
                                         =======================================================================
Accumulation Units Issued                                  8,076              19,565,188              11,718,232
Accumulation Units Redeemed                              (2,543)            (20,381,817)            (10,894,723)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                        5,534               (816,629)                 823,509
Beginning Accumulation Units
  Outstanding                                              3,654              24,047,509              10,635,507
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                      9,188              23,230,880              11,459,016
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/       1.05% /(2)/             1.05% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0019395               1.0985662               0.9234834
Net Assets Attributable to Accumulation
  Units Outstanding                                  289,846,481               2,554,015               1,558,914
                                         =======================================================================
Accumulation Units Issued                            204,811,711               2,023,711               1,324,900
Accumulation Units Redeemed                        (232,976,189)             (1,925,122)             (1,023,937)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (28,164,478)                  98,589                 300,963
Beginning Accumulation Units
  Outstanding                                        317,488,578               2,226,491               1,387,285
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                289,324,099               2,325,080               1,688,248
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.95% /(1)/             0.85% /(2)/             0.85% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0042926               1.1093123               0.9325090
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                  24,990                   5,152
                                         =======================================================================
Accumulation Units Issued                                     --                  24,799                   5,543
Accumulation Units Redeemed                                   --                (27,791)                 (5,321)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                 (2,992)                     222
Beginning Accumulation Units
  Outstanding                                                 --                  25,520                   5,303
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                  22,528                   5,525
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.65% /(2)/             0.65% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0120770               0.9130375               0.7523104
Net Assets Attributable to Accumulation
  Units Outstanding                                   75,593,057                      --                      --
                                         =======================================================================
Accumulation Units Issued                             54,007,785                      --                      --
Accumulation Units Redeemed                         (55,711,065)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,703,280)                      --                      --
Beginning Accumulation Units
  Outstanding                                         76,395,739                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 74,692,459                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0223712
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,736,407
                                         =======================
Accumulation Units Issued                              2,594,057
Accumulation Units Redeemed                          (2,964,246)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (370,189)
Beginning Accumulation Units
  Outstanding                                          5,003,388
                                         -----------------------
Ending Accumulation Units Outstanding                  4,633,199
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7746305
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,499,910
                                         =======================
Accumulation Units Issued                                467,719
Accumulation Units Redeemed                            (566,965)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (99,246)
Beginning Accumulation Units
  Outstanding                                          3,326,475
                                         -----------------------
Ending Accumulation Units Outstanding                  3,227,229
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                               VALIC COMPANY I          VALIC COMPANY I
                                                           MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL
                                                                     FUND                 VALUES FUND
                                                           ------------------------------------------------
                                                                 DIVISION 83              DIVISION 84
                                                           ------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.45% /(1)/        1.00% /(2) (3) (4) (5)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1152703                0.8578974
Net Assets Attributable to Accumulation Units Outstanding                   10,473              139,755,313
                                                           ================================================
Accumulation Units Issued                                                    7,029              124,322,508
Accumulation Units Redeemed                                                (2,500)            (139,659,513)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                        4,529             (15,337,006)
Beginning Accumulation Units Outstanding                                     4,862              178,261,651
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                        9,390              162,924,645
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:       1.00% /(2) (3) (4) (5)/        0.80% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1413251                0.8649396
Net Assets Attributable to Accumulation Units Outstanding              199,399,644               41,835,565
                                                           ================================================
Accumulation Units Issued                                              130,652,894               41,472,377
Accumulation Units Redeemed                                          (141,390,841)             (41,203,105)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 (10,737,947)                  269,273
Beginning Accumulation Units Outstanding                               185,473,745               48,100,392
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                  174,735,798               48,369,665
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.95% /(1)/              0.60% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1439911                0.8720313
Net Assets Attributable to Accumulation Units Outstanding                       --                2,312,869
                                                           ================================================
Accumulation Units Issued                                                       --                1,517,643
Accumulation Units Redeemed                                                     --              (1,834,346)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                           --                (316,703)
Beginning Accumulation Units Outstanding                                        --                2,969,120
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                           --                2,652,417
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.80% /(2)/              0.40% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1528696                0.7702955
Net Assets Attributable to Accumulation Units Outstanding               49,259,022                       --
                                                           ================================================
Accumulation Units Issued                                               35,458,734                       --
Accumulation Units Redeemed                                           (34,169,106)                       --
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    1,289,628                       --
Beginning Accumulation Units Outstanding                                41,439,895                       --
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                   42,729,523                       --
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.60% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  1.1645815
Net Assets Attributable to Accumulation Units Outstanding                1,875,110
                                                           =======================
Accumulation Units Issued                                                1,696,993
Accumulation Units Redeemed                                            (2,378,314)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                    (681,322)
Beginning Accumulation Units Outstanding                                 2,291,545
                                                           -----------------------
Ending Accumulation Units Outstanding                                    1,610,223
                                                           =======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.40% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  0.7264686
Net Assets Attributable to Accumulation Units Outstanding                2,018,002
                                                           =======================
Accumulation Units Issued                                                  964,901
Accumulation Units Redeemed                                              (597,168)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                      367,732
Beginning Accumulation Units Outstanding                                 2,410,092
                                                           -----------------------
Ending Accumulation Units Outstanding                                    2,777,824
                                                           =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                           SMALL CAP STRATEGIC    SMALL CAP AGGRESSIVE        GLOBAL EQUITY
                                               GROWTH FUND            GRWOTH FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 85            DIVISION 86              DIVISION 87
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8440002               1.0276421               0.8828776
Net Assets Attributable to Accumulation
  Units Outstanding                                   71,991,316              53,118,194                  86,614
                                         =======================================================================
Accumulation Units Issued                             62,027,144              42,014,199                  37,983
Accumulation Units Redeemed                         (65,363,560)            (33,433,777)                 (8,300)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,336,416)               8,580,422                  29,683
Beginning Accumulation Units
  Outstanding                                         88,644,708              43,117,503                  68,421
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 85,308,292              51,697,924                  98,104
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8509244               1.0360542               0.8995957
Net Assets Attributable to Accumulation
  Units Outstanding                                   22,584,737              15,307,405             185,895,792
                                         =======================================================================
Accumulation Units Issued                             21,228,224              14,224,583             155,353,709
Accumulation Units Redeemed                         (20,299,609)            (11,268,350)           (173,416,713)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      928,615               2,956,232            (18,063,004)
Beginning Accumulation Units
  Outstanding                                         25,613,348              11,819,048             224,735,991
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 26,541,963              14,775,280             206,672,987
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8578913               1.0445547               0.9012904
Net Assets Attributable to Accumulation
  Units Outstanding                                      748,130                 864,450                      --
                                         =======================================================================
Accumulation Units Issued                                694,109                 963,879                      --
Accumulation Units Redeemed                            (774,795)               (984,714)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (80,686)                (20,835)                      --
Beginning Accumulation Units
  Outstanding                                            952,817                 848,671                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    872,131                 827,836                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7632024               0.8347463               0.9069931
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --              43,645,778
                                         =======================================================================

Accumulation Units Issued                                     --                      --              43,875,641
Accumulation Units Redeemed                                   --                      --            (46,708,590)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (2,832,949)
Beginning Accumulation Units
  Outstanding                                                 --                      --              50,955,540
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --              48,122,591
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9144233
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    3,623,806
                                                                                         =======================
Accumulation Units Issued                                                                              2,661,397
Accumulation Units Redeemed                                                                          (3,127,449)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (466,052)
Beginning Accumulation Units
  Outstanding                                                                                          4,429,851
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  3,963,799
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.6350659
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   15,017,977
                                                                                         =======================
Accumulation Units Issued                                                                              4,263,445
Accumulation Units Redeemed                                                                          (3,475,011)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                      788,434
Beginning Accumulation Units
  Outstanding                                                                                         22,859,470
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 23,647,904
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             GLOBAL STRATEGY          FOREIGN VALUE        GLOBAL REAL ESTATE
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 88             DIVISION 89            DIVISION 101
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2749527               1.0764494               0.8389759
Net Assets Attributable to Accumulation
  Units Outstanding                                  321,844,851             622,205,612             217,396,760
                                         =======================================================================
Accumulation Units Issued                            210,523,532             433,405,867             201,716,164
Accumulation Units Redeemed                        (242,419,662)           (475,514,996)           (185,749,285)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (31,896,130)            (42,109,129)              15,966,880
Beginning Accumulation Units
  Outstanding                                        284,368,915             620,212,606             243,173,392
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                252,472,784             578,103,477             259,140,271
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2853934               1.0852670               0.8420382
Net Assets Attributable to Accumulation
  Units Outstanding                                   82,485,130             176,894,640              43,361,106
                                         =======================================================================
Accumulation Units Issued                             61,417,199             146,673,320              38,261,250
Accumulation Units Redeemed                         (62,981,148)           (117,326,346)            (36,194,322)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,563,949)              29,346,973               2,066,927
Beginning Accumulation Units
  Outstanding                                         65,738,597             133,656,004              49,429,780
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 64,174,648             163,002,977              51,496,707
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2959520               1.0941936               0.8451046
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,664,780              10,356,126               1,174,402
                                         =======================================================================
Accumulation Units Issued                              2,144,662               4,973,620                 888,715
Accumulation Units Redeemed                          (3,084,613)             (6,072,525)               (934,809)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (939,951)             (1,098,904)                (46,094)
Beginning Accumulation Units
  Outstanding                                          4,539,740              10,564,087               1,435,798
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  3,599,788               9,465,183               1,389,704
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9369421               0.7748459               0.8482008
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                 918,095                      --
                                         =======================================================================
Accumulation Units Issued                                     --                   6,896                      --
Accumulation Units Redeemed                                   --               (310,279)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --               (303,383)                      --
Beginning Accumulation Units
  Outstanding                                                 --               1,488,257                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --               1,184,874                      --
                                         =======================================================================

/(1)/     Offered in registered Potentia Product
/(2)/     Offered in Portfolio Director Product
/(3)/     Offered in Group Unit Purchase Product
/(4)/     Offered in Independence Plus Fixed and Variable Annuity Product
/(5)/     Offered in Impact Fixed and Variable Annuity Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2009, follows:

                   AT DECEMBER 31                                   FOR THE YEAR ENDED DECEMBER 31
         ----------------------------------------------  --------------------------------------------------------
                   UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
         UNITS        LOWEST TO             ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
         (000S)        HIGHEST              (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-------------------------------------------------------
2009         396   $ 5.48                 $    2,436     $    2,443    4.74%    0.40% to  1.00%  9.91%
2008         491     4.98                      2,453          2,652    7.31      0.40 to   1.00  -3.97
2007         549     5.19                      2,850          3,060    5.31      0.40 to   1.00   2.63
2006         647     5.06                      3,270          3,370    1.47      0.40 to   1.00   3.48
2005         710     4.89                      3,471          3,686    4.19      0.40 to   1.00   0.77

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-------------------------------------------------------
2009         354   $ 3.02                 $    1,067     $    1,206    0.34%    0.40% to  1.00% -0.70%
2008         443     3.04                      1,344          1,331    2.32      0.40 to   1.00   1.21
2007         439     3.00                      1,317          1,403    4.95      0.40 to   1.00   3.65
2006         514     2.89                      1,488          1,634    4.33      0.40 to   1.00   3.58
2005         637     2.79                      1,779          1,792    2.79      0.40 to   1.00   1.71

VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
-------------------------------------------------------
2009     233,428   $ 0.82   to    10.29   $2,026,974     $1,616,528    1.84%    0.40% to  1.25% 36.28% to  38.00%
2008     244,773     0.59   to     7.49    1,556,585      2,249,264    1.00      0.40 to   1.25 -38.00 to  -37.00
2007     266,356     1.55   to    11.93    2,889,174      2,854,907    1.00      0.40 to   1.25   6.00 to    7.00
2006     250,494     1.46   to    11.15    2,555,661      2,391,440    1.00      0.40 to   1.25   8.00 to    9.00
2005     233,145     1.35   to    10.20    2,171,514      1,933,336    1.00      0.40 to   1.25  11.00 to   12.00

VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------------
2009      26,016   $ 0.93   to     5.46   $  128,975     $  112,275    3.15%    0.40% to  1.00% 22.38% to  23.00%
2008      27,866     0.75   to     4.44      112,753        142,569    3.18      0.40 to   1.00 -22.88 to  -22.41
2007      32,061     5.22   to     5.74      167,933        172,035    2.82      0.40 to   1.00   5.24 to    5.66
2006      34,238     4.96   to     5.43      170,212        167,501    1.60      0.40 to   1.00  10.65 to   11.09
2005      38,102     4.48   to     4.89      171,347        181,762    2.44      0.40 to   1.00   2.68 to    3.09

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-------------------------------------------------------
2009     203,942   $ 1.02   to     2.34   $  428,483     $  462,539    0.32%    0.40% to  1.25% -1.15% to   0.00%
2008     234,879     1.02   to     2.35      496,779        469,954    2.27      0.40 to   1.25   0.75 to    1.82
2007     211,605     1.08   to     2.31      443,130        413,701    4.70      0.40 to   1.25   3.17 to    4.07
2006     186,929     1.04   to     2.22      384,271        353,153    4.57      0.40 to   1.25   3.11 to    4.00
2005     168,376     1.01   to     2.14      322,035        325,994    2.76      0.40 to   1.25   1.24 to    2.12

VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-------------------------------------------------------
2009      37,698   $ 1.07   to     3.37   $  116,753     $  112,951    4.82%    0.40% to  1.00%  9.91% to  11.00%
2008      38,835     0.97   to     3.06      109,358        141,419    6.13      0.40 to   1.00  -3.97 to   -3.39
2007      59,709     2.91   to     3.17      173,479        190,291    5.24      0.40 to   1.00   2.63 to    3.04
2006      72,949     2.83   to     3.08      207,102        158,612    1.97      0.40 to   1.00   3.48 to    3.89
2005      40,013     2.74   to     2.96      110,122         96,391    3.81      0.40 to   1.00   0.77 to    1.17

VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
-------------------------------------------------------
2009      39,018   $ 1.08   to     3.44   $  123,250     $  130,318    3.56%    0.40% to  1.00% -4.74% to  -4.00%
2008      48,452     1.12   to     3.59      160,387        129,526    2.74      0.40 to   1.00   8.66 to    9.32
2007      33,698     3.02   to     3.29      101,522         96,840    4.49      0.40 to   1.00   6.59 to    7.02
2006      35,001     2.83   to     3.08       99,642        105,383    2.25      0.40 to   1.00   2.01 to    2.42
2005      40,621     2.78   to     3.00      113,302        118,579    3.45      0.40 to   1.00   1.60 to    2.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
-------------------------------------------------------
2009       5,436   $21.34                 $  118,342     $  113,495    2.21%    0.94%           24.91%
2008       6,222    17.09                    108,696        158,889    2.14      1.03           -37.83
2007       7,438    27.48                    209,082        221,267    1.50      1.03             4.07
2006       8,641    26.41                    233,452        235,241    0.81      0.99            14.26
2005      10,025    23.11                    237,030        246,941    1.48      0.98             3.52

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
-------------------------------------------------------
2009         283   $36.52                 $   10,476     $   10,297    2.15%    0.63%           25.65%
2008         343    29.06                     10,107         14,389    2.23      0.42           -37.46
2007         394    46.48                     18,670         19,183    1.55      0.43             4.68
2006         433    44.40                     19,696         19,747    0.82      0.39            14.91
2005         500    38.64                     19,797         20,921    1.49      0.43             4.11

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                 ----------------------------------------  ----------------------------------------------------------------
                          UNIT FAIR VALUE       NET         AVERAGE   INVESTMENT  EXPENSE RATIO        TOTAL RETURN LOWEST
                 UNITS      LOWEST TO          ASSETS      NET ASSETS   INCOME    LOWEST TO HIGHEST /         TO
                 (000S)      HIGHEST           (000S)        (000S)   RATIO /(1)/      (2)/             HIGHEST /(3)/
---------------------------------------------------------  ----------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
---------------------------------------------------------
2009             673,226  $ 0.75  to   4.95  $2,854,853    $2,576,473    2.33%    0.40%   to    1.45%  24.33%  to   25.66%
2008             680,762    0.59  to   3.95   2,299,825     3,429,040    2.00      0.40   to     1.45  -38.00  to   -37.00
2007             780,662    1.10  to   6.33   4,558,255     4,610,909    2.00      0.40   to     1.45    4.00  to     4.00
2006             827,755    1.06  to   6.05   4,663,564     4,416,739    1.00      0.40   to     1.45   14.00  to    15.00
2005             849,383    0.93  to   5.28   4,169,914     4,093,536    1.00      0.40   to     1.45    3.00  to     4.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
---------------------------------------------------------
2009               1,752  $ 8.03             $   14,143    $   13,440    2.22%    0.40%   to    1.00%  24.91%
2008               1,970    6.43                 12,736        18,529    2.16      0.40   to     1.00  -37.83
2007               2,341   10.34                 24,323        25,605    1.52      0.40   to     1.00    4.07
2006               2,692    9.93                 26,887        26,461    0.83      0.40   to     1.00   14.26
2005               2,979    8.69                 26,034        27,647    1.48      0.40   to     1.00    3.52

VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 11
---------------------------------------------------------
2009             546,905  $ 0.68  to   1.68  $  853,578    $  686,672    2.96%    0.40%   to    1.00%  28.31%  to   29.08%
2008             546,311    0.53  to   1.30     664,239       885,419    3.44      0.40   to     1.00  -43.96  to   -43.62
2007             492,598    2.15  to   2.32   1,061,636     1,018,204    2.44      0.40   to     1.00    7.68  to     8.11
2006             463,641    2.00  to   2.14     929,585       796,041    1.71      0.40   to     1.00   21.84  to    22.33
2005             394,287    1.64  to   1.75     648,641       520,365    1.81      0.40   to     1.00   15.82  to    16.29

VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
----------------------------------------------------------
2009              82,271  $ 0.73  to   3.71  $  281,524    $  251,597    2.74%    0.40%   to    1.45%  29.66%  to   31.04%
2008             112,984    0.56  to   2.83     297,995       445,017    2.15      0.40   to     1.45  -40.85  to   -40.22
2007              99,869    1.09  to   4.75     442,767       449,026    1.22      0.40   to     1.45    2.88  to     3.77
2006              98,760    1.06  to   4.58     424,214       394,505    0.74      0.40   to     1.45   13.85  to    14.83
2005             102,370    0.93  to   3.99     384,400       390,447    1.19      0.40   to     1.45    2.56  to     3.45

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND,
 DIVISION 13
---------------------------------------------------------
2009              56,220  $ 1.10  to   2.92  $  153,805    $  139,893    4.23%    0.40%   to    1.00%  10.47%  to   11.14%
2008              63,244    0.99  to   2.63     156,509       165,606    5.75      0.40   to     1.00   -1.56  to    -0.96
2007              56,482    2.50  to   2.66     141,092       135,703    5.15      0.40   to     1.00    5.95  to     6.38
2006              57,640    2.36  to   2.50     136,108       137,789    4.04      0.40   to     1.00    6.88  to     7.31
2005              64,324    2.20  to   2.33     142,221       147,764    3.96      0.40   to     1.00   -1.60  to    -1.20

VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
---------------------------------------------------------
2009             253,624  $ 0.77  to   3.34  $  771,594    $  625,406    1.87%    0.40%   to    1.45%  26.36%  to   27.71%
2008             269,419    0.60  to   2.62     647,869       881,941    1.61      0.40   to     1.45  -35.42  to   -34.73
2007             302,678    1.44  to   4.03   1,146,052     1,171,294    1.10      0.40   to     1.45   -3.32  to    -2.48
2006             287,518    1.49  to   4.13   1,124,330     1,001,724    0.40      0.40   to     1.45   16.36  to    17.36
2005             260,165    1.28  to   3.52     870,870       745,223    0.95      0.40   to     1.45    2.76  to     3.65

VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
---------------------------------------------------------
2009             126,171  $ 0.73  to   1.95  $  232,389    $  196,305    2.17%    0.40%   to    1.00%  22.12%  to   22.85%
2008             139,868    0.60  to   1.59     210,844       301,477    0.94      0.40   to     1.00  -37.70  to   -37.32
2007             162,588    2.41  to   2.55     389,413       430,337    0.90      0.40   to     1.00    1.95  to     2.36
2006             191,812    2.37  to   2.49     455,319       471,012    0.65      0.40   to     1.00   10.63  to    11.07
2005             233,609    2.14  to   2.24     500,832       535,381    1.04      0.40   to     1.00    2.93  to     3.34

VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
---------------------------------------------------------
2009              40,126  $ 0.73  to   2.12  $   80,518    $   68,356    2.57%    0.40%   to    1.45%  20.05%  to   21.33%
2008              44,144    0.60  to   1.75      73,428       106,096    1.90      0.40   to     1.45  -37.67  to   -37.00
2007              49,658    1.09  to   2.79     131,332       136,637    1.20      0.40   to     1.45    5.49  to     6.40
2006              55,058    1.03  to   2.62     137,552       137,079    0.65      0.40   to     1.45   13.68  to    14.66
2005              65,279    0.91  to   2.29     142,823       153,769    1.18      0.40   to     1.45   -0.01  to     0.85

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                   AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
          -----------------------------------------------  ---------------------------------------------------------
                     UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT EXPENSE RATIO      TOTAL RETURN
          UNITS        LOWEST TO              ASSETS       NET ASSETS   INCOME     LOWEST TO         LOWEST TO
          (000S)        HIGHEST               (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/      HIGHEST/(3)/
          -----------------------------------------------  ---------------------------------------------------------
VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
---------------------------------------------------------
2009      320,463    $0.54    to     2.51   $  735,085     $  560,627   0.11%    0.40% to  1.45%  63.11% to   64.85%
2008      331,257     0.33    to     1.52      463,670        736,702    --       0.40 to   1.45  -46.77 to   -46.20
2007      360,978     0.62    to     2.84      968,391        970,673    --       0.40 to   1.45   15.98 to    16.99
2006      424,261     0.53    to     2.42      981,809      1,035,644    --       0.40 to   1.45    4.32 to     5.22
2005      511,716     0.51    to     2.30    1,129,864      1,177,302    --       0.40 to   1.45    1.83 to     2.71

VALIC COMPANY I SMALL CAP FUND, DIVISION 18
---------------------------------------------------------
2009      125,005    $0.77    to     2.38   $  278,537     $  230,121   0.56%    0.40% to  1.00%  27.11% to   27.88%
2008      137,567     0.60    to     1.87      240,997        341,874   0.38      0.40 to   1.00  -34.91 to   -34.52
2007      160,027     2.68    to     2.86      428,636        511,816   0.03      0.40 to   1.00   -7.14 to    -6.76
2006      194,385     2.88    to     3.06      561,593        601,283    --       0.40 to   1.00    7.33 to     7.76
2005      231,549     2.68    to     2.84      616,086        622,771    --       0.40 to   1.00    6.26 to     6.69

TEMPLETON GLOBAL ASSET ALLOCATION FUND, DIVISION 19
 (CLOSED)/(7)/
---------------------------------------------------------
2006           --    $  --    to    $  --   $       --     $  403,978   0.00%    0.65% to  1.25%   7.95% to    8.13%
2005      150,266     2.64    to     2.83      398,848        387,058   3.93      0.65 to   1.25    2.57 to     2.98

VALIC COMPANY I INTERNATIONAL GROWTH I FUND, DIVISION 20
---------------------------------------------------------
2009      262,693    $0.73    to     2.18   $  541,547     $  427,517   2.28%    0.40% to  1.00%  34.01% to   34.82%
2008      267,849     0.54    to     1.62      411,248        584,007   1.65      0.40 to   1.00  -42.57 to   -42.22
2007      263,159     2.64    to     2.81      698,587        661,103   0.92      0.40 to   1.00   13.53 to    13.99
2006      258,416     2.33    to     2.47      605,093        506,825   1.83      0.40 to   1.00   25.12 to    25.62
2005      219,896     1.86    to     1.96      408,838        390,878   1.35      0.40 to   1.00   12.57 to    13.02

VALIC COMPANY I CORE VALUE FUND, DIVISION 21
---------------------------------------------------------
2009       85,766    $0.71    to     1.55   $  122,205     $   99,548   2.83%    0.40% to  1.00%  17.81% to   18.52%
2008       89,191     0.60    to     1.31      107,471        156,956   2.32      0.40 to   1.00  -35.88 to   -35.49
2007      109,148     1.87    to     2.04      202,154        231,639   1.64      0.40 to   1.00   -1.44 to    -1.05
2006      126,790     1.90    to     2.06      242,124        233,026   0.82      0.40 to   1.00   15.98 to    16.44
2005      137,303     1.64    to     1.77      225,277        231,100   1.90      0.40 to   1.00    3.52 to     3.94

VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
---------------------------------------------------------
2009       78,886    $1.11    to     2.39   $  170,703     $  156,319   6.25%    0.40% to  1.00%   7.67% to    8.32%
2008       80,380     1.03    to     2.21      161,331        163,740   6.06      0.40 to   1.00    1.27 to     1.89
2007       95,031     1.96    to     2.18      185,261        207,885   5.78      0.40 to   1.00    2.72 to     3.13
2006      116,751     1.91    to     2.11      224,574        214,276   5.71      0.40 to   1.00    1.83 to     2.24
2005      114,312     1.87    to     2.06      215,609        209,251   5.34      0.40 to   1.00    4.09 to     4.51

VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
---------------------------------------------------------
2009      142,416    $1.11    to     2.42   $  317,183     $  355,802   4.13%    0.40% to  1.00% -12.93% to  -12.41%
2008      179,085     1.27    to     2.77      457,525        363,716   4.33      0.40 to   1.00   21.29 to    22.02
2007      138,737     2.09    to     2.27      288,608        280,019   4.84      0.40 to   1.00    8.15 to     8.58
2006      147,344     1.93    to     2.09      286,342        303,205   4.95      0.40 to   1.00    0.73 to     1.13
2005      173,758     1.92    to     2.07      333,761        317,350   4.84      0.40 to   1.00    5.55 to     5.97

VANGUARD WINDSOR II FUND, DIVISION 24
---------------------------------------------------------
2009      715,186    $0.74    to     2.28   $1,462,917     $1,181,133   2.77%    0.65% to  1.25%  25.47% to   26.23%
2008      694,646     0.58    to     1.81    1,128,091      1,499,307   2.96      0.65 to   1.25  -37.49 to   -37.11
2007      669,939     2.65    to     2.89    1,761,795      1,909,890   2.19      0.65 to   1.25    0.95 to     1.36
2006      696,334     2.62    to     2.85    1,837,638      1,671,001   2.33      0.65 to   1.25   16.78 to    17.25
2005      702,946     2.25    to     2.43    1,566,299      1,483,284   2.17      0.65 to   1.25    5.68 to     6.11

VANGUARD WELLINGTON FUND, DIVISION 25
---------------------------------------------------------
2009      581,855    $0.92    to     2.74   $1,395,733     $1,189,390   3.62%    0.65% to  1.25%  20.68% to   21.41%
2008      618,448     0.76    to     2.26    1,225,434      1,497,681   3.54      0.65 to   1.25  -23.26 to   -22.80
2007      633,980     2.65    to     2.93    1,651,772      1,638,117   3.22      0.65 to   1.25    7.02 to     7.45
2006      611,262     2.47    to     2.73    1,524,379      1,384,025   3.09      0.65 to   1.25   13.51 to    13.96
2005      586,360     2.18    to     2.40    1,284,053      1,208,911   2.97      0.65 to   1.25    5.50 to     5.92

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                      AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------------  -------------------------------------------------------
                        UNIT FAIR VALUE             NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
             UNITS        LOWEST TO                ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
             (000S)        HIGHEST                 (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND, DIVISION 26 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  546,967    0.00%   0.40% to  1.20%  0.70% to   1.05%
2005         438,965     0.72    to      1.36       559,314        568,259      --     0.40 to   1.20   8.33 to    9.27

PUTNAM OTC & EMERGING GROWTH FUND, DIVISION 27 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  188,156    0.00%   0.40% to  1.20%  6.07% to   6.43%
2005         300,718     0.57    to      1.29       189,177        194,028      --     0.40 to   1.20   6.20 to    7.11

PUTNAM GLOBAL EQUITY FUND, DIVISION 28 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  376,020    0.00%   0.40% to  1.20%  7.38% to   7.75%
2005         265,050     0.88    to      1.53       373,886        374,697    0.83     0.40 to   1.20   7.12 to    8.05

VALIC COMPANY I LARGE CAP GROWTH FUND, DIVISION 30 (CLOSED)/(7)/
-----------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  324,192    0.18%   0.40% to  1.00% -1.18% to  -1.02%
2005         300,698     1.12    to      1.21       336,720        362,869    0.61     0.40 to   1.00   1.13 to    1.54

AMERICAN CENTURY ULTRA FUND, DIVISION 31 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  942,108    0.00%   0.65% to  1.45% -5.34% to  -5.02%
2005         601,775     0.86    to      1.82     1,007,713      1,036,454    0.12     0.65 to   1.45   0.64 to    1.50

TEMPLETON FOREIGN FUND, DIVISION 32 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  676,066    0.00%   0.40% to  1.00%  6.90% to   7.08%
2005         336,992     1.92    to      2.07       645,925        586,347    1.72     0.40 to   1.00   9.53 to    9.97

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY FUND, DIVISION 33
------------------------------------------------------------------
2009         376,297    $0.66    to      1.65    $  595,446     $  495,566    1.70%   0.15% to  0.75% 24.64% to  25.39%
2008         406,274     0.52    to      1.32       516,024        616,841    1.17     0.15 to   0.75 -41.85 to  -41.50
2007         347,000     2.18    to      2.26       752,863        702,426    0.59     0.15 to   0.75   5.06 to    5.49
2006         275,096     2.07    to      2.14       569,761        383,808    0.50     0.15 to   0.75  19.33 to   19.81
2005         141,743     1.74    to      1.79       245,939         86,678    0.44     0.15 to   0.75  28.49 to   29.00

VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
--------------------------------------------------------------
2009          34,299    $0.70    to      1.35    $   44,559     $   33,811    0.00%   0.15% to  1.20% 35.77% to  37.56%
2008          31,934     0.52    to      0.99        30,327         41,375      --     0.15 to   1.20 -44.05 to  -43.31
2007          31,678     0.93    to      1.74        52,812         52,675      --     0.15 to   1.20   2.53 to    3.68
2006          29,224     0.90    to      1.68        47,591         47,517      --     0.15 to   1.20   8.41 to    9.62
2005          28,855     0.83    to      1.53        42,479         41,201      --     0.15 to   1.20   3.26 to    4.41

VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
--------------------------------------------------------------
2009         187,896    $0.80    to      2.05    $  366,264     $  276,720    1.27%   0.15% to  0.75% 23.27% to  24.02%
2008         145,609     0.64    to      1.66       228,970        259,868    1.06     0.15 to   0.75 -30.25 to  -29.83
2007         106,944     2.28    to      2.37       244,244        234,509    0.65     0.15 to   0.75  -7.68 to   -7.30
2006          64,994     2.47    to      2.56       161,107        112,445    0.57     0.15 to   0.75  17.91 to   18.38
2005          45,167     2.10    to      2.16        87,273         93,033    0.68     0.15 to   0.75   5.92 to    6.34

VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
--------------------------------------------------------------
2009         162,373    $0.73    to      1.17    $  182,531     $  141,799    0.00%   0.15% to  0.75% 42.60% to  43.45%
2008         167,995     0.51    to      0.82       132,414        166,293      --     0.15 to   0.75 -47.02 to  -46.70
2007          62,487     1.48    to      1.54        91,726         80,411      --     0.15 to   0.75  13.07 to   13.53
2006          46,415     1.31    to      1.36        61,039         55,659      --     0.15 to   0.75  14.21 to   14.66
2005          43,155     1.15    to      1.18        49,299         46,961      --     0.15 to   0.75  10.42 to   10.87

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                        AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
               -----------------------------------------------  -------------------------------------------------------
                         UNIT FAIR VALUE            NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
               UNITS       LOWEST TO               ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
               (000S)       HIGHEST                (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
VALIC COMPANY II MID CAP VALUE FUND, DIVISION 38
--------------------------------------------------------------
2009           180,191   $0.78   to      2.95    $ 499, 338      $397,647    1.30%    0.15% to  0.75% 35.75% to  36.57%
2008           193,079    0.57   to      2.17       393,903       513,298     0.46     0.15 to   0.75 -39.15 to  -38.79
2007           137,959    3.41   to      3.54       470,359       494,779     0.46     0.15 to   0.75   2.03 to    2.44
2006           122,876    3.35   to      3.46       411,742       351,099     0.39     0.15 to   0.75  15.87 to   16.34
2005           108,200    2.89   to      2.97       304,188       274,020     0.05     0.15 to   0.75   8.59 to    9.02

VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
--------------------------------------------------------------
2009            33,269   $0.64   to      1.09    $   29,011      $ 23,949    1.27%    0.15% to  1.20% 30.38% to  32.10%
2008            35,384    0.49   to      0.83        23,480        32,614     0.07     0.15 to   1.20 -44.98 to  -44.26
2007            27,872    0.89   to      1.51        33,206        16,563     0.54     0.15 to   1.20  18.18 to   19.50
2006             9,377    0.75   to      1.27         9,438        10,004     0.17     0.15 to   1.20   4.09 to    5.25
2005            11,072    0.72   to      1.21        10,593        10,397     0.06     0.15 to   1.20   1.93 to    3.07

VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
--------------------------------------------------------------
2009           106,396   $0.66   to      1.55    $  158,240      $136,168    2.07%    0.15% to  0.75%  9.36% to  10.02%
2008           115,417    0.60   to      1.41       156,942       279,624     1.78     0.15 to   0.75 -37.19 to  -36.81
2007           181,763    2.16   to      2.24       391,778       366,717     0.99     0.15 to   0.75   2.28 to    2.69
2006           141,357    2.11   to      2.18       298,102       125,597     0.97     0.15 to   0.75  17.68 to   18.15
2005            31,182    1.79   to      1.84        55,688        49,323     1.09     0.15 to   0.75   8.05 to    8.48

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
--------------------------------------------------------------
2009           588,653   $0.77   to      1.29    $  724,759      $589,344    1.89%    0.15% to  0.75% 29.72% to  30.50%
2008           624,830    0.59   to      0.99       593,031       845,688     1.67     0.15 to   0.75 -38.01 to  -37.63
2007           673,004    1.53   to      1.59     1,026,361       823,411     1.11     0.15 to   0.75   3.20 to    3.62
2006           331,640    1.48   to      1.53       490,929       255,910     0.88     0.15 to   0.75  14.74 to   15.20
2005           106,547    1.29   to      1.33       136,627       140,003     1.21     0.15 to   0.75   3.31 to    3.72

VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
--------------------------------------------------------------
2009           177,060   $1.03   to      1.33    $  227,029      $255,923    0.41%    0.15% to  0.75% -0.40% to   0.20%
2008           246,302    1.03   to      1.33       316,406       334,421     2.23     0.15 to   0.75   1.47 to    2.08
2007           268,779    1.26   to      1.31       338,361       287,347     4.48     0.15 to   0.75   3.85 to    4.27
2006           185,594    1.21   to      1.25       225,165       134,616     4.57     0.15 to   0.75   3.81 to    4.22
2005            69,795    1.17   to      1.20        81,819        74,487     2.71     0.15 to   0.75   1.96 to    2.37

VALIC COMPANY I NASDAQ-100(R) INDEX FUND, DIVISION 46
--------------------------------------------------------------
2009           195,757   $0.51   to      0.83    $  101,088      $ 72,999    0.31%    0.40% to  1.00% 53.89% to  54.81%
2008           159,845    0.33   to      0.53        53,618        77,846     0.24     0.40 to   1.00 -42.99 to  -42.65
2007           168,286    0.59   to      0.60        97,988        84,217     0.08     0.40 to   1.00  17.42 to   17.89
2006           160,131    0.50   to      0.51        79,992        81,388     0.08     0.40 to   1.00   5.60 to    6.02
2005           183,978    0.47   to      0.48        87,163        86,087     0.13     0.40 to   1.00   0.24 to    0.64

JANUS ADVISER WORLDWIDE FUND, DIVISION 47 (CLOSED)/(7)/
--------------------------------------------------------------
2006                --   $  --   to     $  --    $       --      $ 34,840    0.00%    0.40% to  1.20%  1.34% to   1.69%
2005            51,168    0.69   to      1.24        35,315        35,762     0.79     0.40 to   1.20   4.54 to    5.44

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
---------------------------------------------------------------
2009            63,007   $0.82   to      1.77    $  107,254      $ 81,839    1.98%    0.15% to  1.20% 27.30% to  28.98%
2008            53,544    0.64   to      1.38        71,085        84,221     2.28     0.15 to   1.20 -33.93 to  -33.05
2007            46,108    1.33   to      2.06        90,631        79,120     1.71     0.15 to   1.20   8.20 to    9.41
2006            35,981    1.23   to      1.89        65,628        51,931       --     0.15 to   1.20  12.35 to   13.60
2005            26,756    1.10   to      1.66        41,368        37,402     1.97     0.15 to   1.20  10.28 to   11.51

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
--------------------------------------------------------------
2009            89,780   $0.90   to      1.91    $  164,570      $127,577    2.66%    0.15% to  1.20% 24.28% to  25.91%
2008            80,685    0.71   to      1.52       118,105       132,834     2.48     0.15 to   1.20 -27.25 to  -26.29
2007            68,608    1.37   to      2.07       135,383       116,816     1.47     0.15 to   1.20   7.30 to    8.51
2006            52,393    1.28   to      1.91        96,392        85,239     1.00     0.15 to   1.20   9.40 to   10.62
2005            45,831    1.17   to      1.72        72,955        67,417     1.08     0.15 to   1.20   7.12 to    8.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                    AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
            -----------------------------------------------------  ------------------------------------------------------
                                                                   AVERAGE
                        UNIT FAIR VALUE               NET            NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
            UNITS         LOWEST TO                  ASSETS        ASSETS     INCOME      LOWEST TO        LOWEST TO
            (000S)         HIGHEST                   (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  ------------------------------------------------------
VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION
 50
-----------------------------------------------------------------
2009         35,263     $0.96     to       1.92     $ 65,146       $ 52,683    3.67%    0.15% to  1.20% 19.14% to  20.71%
2008         32,076      0.80     to       1.60       49,349         54,676    2.62      0.15 to   1.20 -19.51 to  -18.45
2007         29,176      1.34     to       1.96       55,014         46,929    1.59      0.15 to   1.20   5.55 to    6.74
2006         22,047      1.27     to       1.84       39,119         35,405      --      0.15 to   1.20   8.05 to    9.25
2005         20,165      1.17     to       1.68       31,560         29,879    2.84      0.15 to   1.20   4.70 to    5.87

VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
-----------------------------------------------------------------
2009         90,265     $0.77     to       1.43     $124,240       $101,794    2.50%    0.65% to  1.25% 23.44% to  24.18%
2008         85,467      0.62     to       1.16       95,289        119,196    2.44      0.65 to   1.25 -35.21 to  -34.82
2007         80,439      1.71     to       1.78      134,535        127,115    2.42      0.65 to   1.25   6.11 to    6.54
2006         67,292      1.62     to       1.67      109,039         92,358    2.30      0.65 to   1.25  14.69 to   15.15
2005         59,842      1.41     to       1.45       81,292         75,645    2.11      0.65 to   1.25   5.56 to    5.98

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
-----------------------------------------------------------------
2009         95,648     $0.85     to       1.50     $137,961       $115,704    2.80%    0.65% to  1.25% 18.84% to  19.55%
2008         91,608      0.71     to       1.26      111,169        131,333    3.05      0.65 to   1.25 -27.41 to  -26.97
2007         89,599      1.66     to       1.73      143,096        138,333    3.03      0.65 to   1.25   6.02 to    6.44
2006         77,721      1.57     to       1.62      122,075        109,946    2.86      0.65 to   1.25  11.91 to   12.35
2005         74,704      1.40     to       1.44       98,585         93,800    2.61      0.65 to   1.25   4.38 to    4.80

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND, DIVISION 54
-----------------------------------------------------------------
2009         36,792     $0.92     to       1.52     $ 53,838       $ 46,000    3.11%    0.65% to  1.25% 15.60% to  16.30%
2008         36,297      0.79     to       1.31       45,929         52,588    3.56      0.65 to   1.25 -20.52 to  -20.04
2007         35,724      1.58     to       1.64       54,504         51,119    3.56      0.65 to   1.25   5.65 to    6.08
2006         30,392      1.50     to       1.55       45,390         41,738    3.31      0.65 to   1.25   9.25 to    9.69
2005         30,511      1.37     to       1.41       38,881         39,172    2.93      0.65 to   1.25   3.16 to    3.57

EVERGREEN SPECIAL VALUES FUND, DIVISION 55 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $340,766    0.00%    0.40% to  1.00% 10.02% to  10.20%
2005        155,352      1.98     to       2.04      308,806        262,766    0.90      0.40 to   1.00   9.34 to    9.77

EVERGREEN FUNDAMENTAL LARGE CAP FUND, DIVISION 56 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $169,115    0.09%    0.40% to  1.00%  2.44% to   2.60%
2005        153,476      1.07     to       1.10      164,183        130,097    0.35      0.40 to   1.00   6.54 to    6.97

EVERGREEN EQUITY INCOME FUND, DIVISION 57 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $ 24,752    0.24%    0.40% to  1.00%  4.35% to   4.52%
2005         20,068      1.23     to       1.27       24,720         43,787    1.39      0.40 to   1.00   2.50 to    2.91

VALIC COMPANY II CORE BOND FUND, DIVISION 58
-----------------------------------------------------------------
2009         87,930     $1.11     to       1.66     $136,448       $112,683    6.14%    0.15% to  1.20% 14.31% to  15.82%
2008         80,969      0.96     to       1.43      108,756        155,936    5.27      0.15 to   1.20  -6.17 to   -4.93
2007        139,732      1.12     to       1.51      203,021        144,955    4.26      0.15 to   1.20   2.36 to    3.51
2006         61,262      1.09     to       1.46       86,706         61,717    3.87      0.15 to   1.20   3.42 to    4.58
2005         39,368      1.05     to       1.40       49,423         50,952    3.84      0.15 to   1.20   0.72 to    1.84

VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 59
-----------------------------------------------------------------
2009        167,361     $1.07     to       2.14     $344,468       $283,393    5.80%    0.15% to  1.20% 24.17% to  25.81%
2008        159,484      0.85     to       1.71      262,296        308,244    7.78      0.15 to   1.20 -15.44 to  -14.32
2007        164,042      1.34     to       2.00      314,387        278,977    4.88      0.15 to   1.20   2.63 to    3.78
2006        121,930      1.30     to       1.92      227,069        182,636    4.17      0.15 to   1.20   6.98 to    8.17
2005         85,455      1.21     to       1.78      147,391        119,144    4.33      0.15 to   1.20   3.38 to    4.53

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                           AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                   -------------------------------------------  --------------------------------------------------------
                             UNIT FAIR VALUE         NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                   UNITS       LOWEST TO            ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
                   (000S)       HIGHEST             (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
--------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 60
--------------------------------------------------------------
2009               108,230   $0.97   to     1.86   $192,756      $154,152    10.37%    0.15% to  0.75% 42.43% to  43.29%
2008               107,247    0.68   to     1.30    134,056       181,344     8.84      0.15 to   0.75 -31.81 to  -31.40
2007               106,828    1.83   to     1.89    194,418       177,795     5.99      0.15 to   0.75   0.71 to    1.12
2006                67,764    1.81   to     1.87    122,971        99,728     5.56      0.15 to   0.75  11.49 to   11.94
2005                50,480    1.63   to     1.67     82,159        76,176     5.56      0.15 to   0.75   6.44 to    6.87

JANUS FUND, DIVISION 61 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 50,144    0.00%     0.40% to  1.00%  1.31% to   1.48%
2005                81,364    0.62   to     0.63     50,544        50,825     0.07      0.40 to   1.00   2.95 to    3.36

AIM LARGE CAP GROWTH FUND, DIVISION 62 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 19,019    0.00%     0.40% to  1.00% -0.03% to   0.13%
2005                58,454    0.32   to     0.32     17,433        16,321      --       0.40 to   1.00   5.95 to    6.36

CREDIT SUISSE SMALL CAP GROWTH FUND, DIVISION 63 (CLOSED) /(7)/
----------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 55,233    0.00%     0.40% to  1.00%  5.25% to   5.42%
2005                62,555    0.81   to     0.83     50,774        53,651      --       0.40 to   1.00  -4.26 to   -3.88

MSIF TRUST MID CAP GROWTH PORTFOLIO, DIVISION 64 (CLOSED) /(7)/
----------------------------------------------------------------
2006                     1   $  --   to    $  --   $     --      $126,143    0.00%     0.40% to  1.00%  3.38% to   3.54%
2005               141,998    0.81   to     0.83    115,617        85,448      --       0.40 to   1.00  16.90 to   17.37

EVERGREEN SPECIAL EQUITY FUND, DIVISION 65 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 45,179    0.00%     0.40% to  1.00%  4.52% to   4.69%
2005                45,946    0.98   to     1.00     43,270        41,574      --       0.40 to   1.00   5.94 to    6.36

SIT SMALL CAP GROWTH FUND, DIVISION 66 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $135,970    0.00%     0.40% to  1.00%  6.29% to   6.47%
2005               169,656    0.74   to     0.76    126,041        93,457      --       0.40 to   1.00  17.35 to   17.81

SIT MID CAP GROWTH FUND, DIVISION 67 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 29,303    0.00%     0.40% to  1.00%  0.85% to   1.01%
2005                44,640    0.66   to     0.67     29,385        22,200      --       0.40 to   1.00  14.12 to   14.58

ARIEL FUND, DIVISION 68
--------------------------------------------------------------
2009               209,571   $0.78   to     1.65   $326,053      $228,895    0.02%     0.40% to  1.00% 61.79% to  62.76%
2008               210,618    0.48   to     1.02    202,490       331,104     0.97      0.40 to   1.00 -48.77 to  -48.46
2007               236,938    1.92   to     1.97    450,527       516,328     0.28      0.40 to   1.00  -2.69 to   -2.30
2006               263,335    1.97   to     2.02    519,165       542,024      --       0.40 to   1.00   9.25 to    9.69
2005               312,798    1.80   to     1.84    565,241       567,495     0.30      0.40 to   1.00  -0.08 to    0.32

ARIEL APPRECIATION FUND, DIVISION 69
--------------------------------------------------------------
2009               155,818   $0.89   to     1.69   $250,852      $180,169    0.17%     0.40% to  1.00% 61.33% to  62.31%
2008               163,108    0.55   to     1.04    162,793       249,409     0.55      0.40 to   1.00 -41.33 to  -40.97
2007               188,042    1.72   to     1.77    322,748       373,503     0.46      0.40 to   1.00  -2.38 to   -1.99
2006               219,434    1.76   to     1.81    387,982       400,034     0.04      0.40 to   1.00   9.84 to   10.28
2005               268,624    1.61   to     1.64    432,565       428,952     0.29      0.40 to   1.00   1.90 to    2.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
              -------------------------------------------------  --------------------------------------------------------
                           UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
               UNITS         LOWEST TO              ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
               (000S)         HIGHEST               (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
---------------------------------------------------------------  --------------------------------------------------------
LOU HOLLAND GROWTH FUND, DIVISION 70
---------------------------------------------------------------
2009             48,213    $0.87    to     0.96   $   45,224     $   33,476    0.00%    0.40% to  1.00% 37.69% to  38.51%
2008             43,833     0.63    to     0.70       29,858         40,753     --       0.40 to   1.00 -35.48 to  -35.09
2007             46,918     1.04    to     1.07       49,287         50,747    0.03      0.40 to   1.00   8.31 to    8.74
2006             54,091     0.96    to     0.99       52,523         53,040    0.08      0.40 to   1.00   4.19 to    4.60
2005             35,123     0.93    to     0.94       32,586         33,411     --       0.40 to   1.00  -1.78 to   -1.39

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND, DIVISION 71
 (CLOSED) /(7)/
---------------------------------------------------------------
2006                 --    $  --    to    $  --   $       --     $   83,491    1.80%    0.40% to  1.00% -0.98% to  -0.82%
2005             68,813     1.27    to     1.30       87,314         92,323    4.06      0.40 to   1.00   2.42 to    2.83

VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
---------------------------------------------------------------
2009            524,641    $0.77    to     0.87   $  440,473     $  342,959    0.26%    0.40% to  1.00% 41.70% to  42.55%
2008            451,191     0.54    to     0.61      267,117        293,877    0.17      0.40 to   1.00 -43.47 to  -43.13
2007            133,943     1.04    to     1.07      136,613        115,156    0.25      0.40 to   1.00  11.96 to   12.41
2006             95,874     0.93    to     0.95       89,448         70,303    0.23      0.40 to   1.00   8.36 to    8.79
2005             66,987     0.86    to     0.88       57,625         49,913    0.15      0.40 to   1.00   4.85 to    5.28

VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
---------------------------------------------------------------
2009            134,702    $0.91    to     1.33   $  173,403     $  143,741    0.00%    0.40% to  1.00% 30.20% to  30.99%
2008            143,853     0.70    to     1.02      142,129        181,521     --       0.40 to   1.00 -30.28 to  -29.86
2007            146,379     1.41    to     1.45      206,206        192,854     --       0.40 to   1.00  16.38 to   16.85
2006            153,030     1.21    to     1.24      185,880        186,065     --       0.40 to   1.00   7.38 to    7.81
2005            158,484     1.13    to     1.15      179,167        159,035     --       0.40 to   1.00  11.91 to   12.35

VALIC COMPANY I VALUE FUND, DIVISION 74
---------------------------------------------------------------
2009            140,943    $0.72    to     1.14   $  156,504     $  137,329    2.23%    0.40% to  1.00% 32.09% to  32.88%
2008            178,504     0.54    to     0.86      150,143        191,340    1.03      0.40 to   1.00 -42.74 to  -42.39
2007             66,464     1.46    to     1.49       96,744         83,751    0.40      0.40 to   1.00   5.23 to    5.66
2006             56,286     1.39    to     1.41       78,054        147,228    0.95      0.40 to   1.00  15.18 to   15.64
2005            118,410     1.20    to     1.22      154,746         63,923    1.01      0.40 to   1.00   5.29 to    5.71

VALIC COMPANY I BROAD CAP VALUE INCOME FUND, DIVISION 75 /(6)/
---------------------------------------------------------------
2009             19,603    $0.78    to     0.95   $   20,667     $   16,746    2.34%    0.40% to  1.00% 24.07% to  24.82%
2008             20,170     0.62    to     0.76       17,061         22,875    2.18      0.40 to   1.00 -35.12 to  -34.73
2007             22,643     1.16    to     1.17       28,810         30,508    1.53      0.40 to   1.00   0.93 to    1.33
2006             22,478     1.15    to     1.16       28,574         17,489    1.56      0.40 to   1.00  15.53 to   15.99
2005                 --     1.00    to     1.00        2,492          2,418    0.18      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76 /(6)/
---------------------------------------------------------------
2009            101,838    $0.88    to     1.09   $  109,687     $   93,286    1.47%    0.40% to  1.00% 36.93% to  37.75%
2008            120,552     0.64    to     0.79       94,759         76,422    0.72      0.40 to   1.00 -33.15 to  -32.75
2007             55,647     1.17    to     1.18       65,016         86,523    0.59      0.40 to   1.00   6.96 to    7.39
2006             92,452     1.10    to     1.10      101,149         79,956    1.16      0.40 to   1.00  11.38 to   11.83
2005                 --     0.99    to     0.99        2,465          2,417    0.10      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77 /(4)/
---------------------------------------------------------------
2009            172,929    $1.06    to     1.12   $  195,635     $  154,654    1.04%    0.40% to  1.00%  8.49% to   9.15%
2008            143,120     0.97    to     1.03      150,002        133,699    4.83      0.40 to   1.00  -6.27 to   -5.70
2007             12,515     1.08    to     1.09       18,510         16,303    4.06      0.40 to   1.00   6.74 to    7.17
2006             11,130     1.01    to     1.02       16,158         16,374    3.33      0.40 to   1.00  -0.59 to   -0.19
2005             11,057     1.02    to     1.02       16,390         10,892    5.42      0.40 to   1.00   1.72 to    2.13

VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78 /(6)/
---------------------------------------------------------------
2009            764,385    $0.80    to     0.92   $  691,637     $  568,285    0.95%    0.40% to  1.45% 34.55% to  35.98%
2008            826,768     0.59    to     0.68      553,158        817,995    0.02      0.40 to   1.45 -40.51 to  -39.88
2007            929,273     1.11    to     1.13    1,026,352      1,016,333     --       0.40 to   1.45  19.27 to   20.31
2006          1,133,942     0.93    to     0.94    1,057,786        662,673    0.02      0.40 to   1.45  -4.76 to   -3.94
2005                 --     0.98    to     0.98        2,448          2,412     --       0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                     AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
             ----------------------------------------------------  --------------------------------------------------------
                         UNIT FAIR VALUE              NET           AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
             UNITS         LOWEST TO                 ASSETS        NET ASSETS   INCOME      LOWEST TO        LOWEST TO
             (000S)         HIGHEST                  (000S)          (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I LARGE CAPITAL GROWTH FUND, DIVISION 79 /(4)/
-----------------------------------------------------------------
2009         371,886     $0.77     to      1.02     $372,794        $310,848     0.86%    0.40% to  1.45% 29.26% to  30.64%
2008         402,218      0.59     to      0.78      310,364         445,695     0.24      0.40 to   1.45 -39.43 to  -38.78
2007         453,068      1.25     to      1.28      563,543         572,421     0.21      0.40 to   1.45  13.42 to   14.41
2006         524,432      1.10     to      1.12      581,819         352,220     0.38      0.40 to   1.45   5.69 to    6.60
2005              --      1.04     to      1.05       10,590          10,032     0.19      0.40 to   1.45   3.54 to    4.42

SUNAMERICA 2010 HIGH WATERMARK FUND, DIVISION 80 (CLOSED) /( 8)/
-----------------------------------------------------------------
2008              --        --     to        --           --          13,452      --      0.40% to  1.00%  1.59% to   1.71%
2007          24,209      1.11     to      1.12       26,904          27,270     3.21      0.40 to   1.00   4.56 to    4.98
2006          25,877      1.06     to      1.07       27,502          26,647     3.31      0.40 to   1.00   5.54 to    5.96
2005          24,719      1.01     to      1.01       24,851          15,326     3.25      0.40 to   1.00   0.00 to    0.00

SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81 /( 5)/
-----------------------------------------------------------------
2009          25,578     $0.91     to      1.11     $ 27,849        $ 27,673     1.91%    0.65% to  1.25% -1.64% to  -1.05%
2008          26,300      0.92     to      1.12       29,108          27,723     2.01      0.65 to   1.25  -5.96 to   -5.39
2007          23,039      1.18     to      1.19       27,109          26,814     3.37      0.65 to   1.25   4.51 to    4.93
2006          22,809      1.13     to      1.13       25,642          22,933     3.46      0.65 to   1.25   9.17 to    9.61
2005          18,614      1.03     to      1.03       19,186          10,516     3.23      0.65 to   1.25   0.00 to    0.00

SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82 /(5)/
-----------------------------------------------------------------
2009          13,153     $0.75     to      0.93     $ 12,042        $ 11,690     2.24%    0.65% to  1.25% -7.32% to  -6.76%
2008          12,028      0.81     to      1.00       11,879          12,395     2.22      0.65 to   1.25 -17.31 to  -16.80
2007          10,834      1.19     to      1.21       12,934          11,890     3.84      0.65 to   1.25   4.46 to    4.88
2006           9,426      1.14     to      1.15       10,772           9,246     3.64      0.65 to   1.25   9.47 to    9.91
2005           7,051      1.04     to      1.05        7,357           3,615     3.42      0.65 to   1.25   0.00 to    0.00

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND, DIVISION 83
 /(4)/
-----------------------------------------------------------------
2009         221,863     $0.73     to      1.16     $252,605        $199,361     0.64%    0.40% to  1.45% 44.94% to  46.49%
2008         231,620      0.50     to      0.80      181,182         295,424      --       0.40 to   1.45 -48.83 to  -48.29
2007         257,885      1.50     to      1.54      389,160         335,778      --       0.40 to   1.45  27.83 to   28.94
2006         259,327      1.18     to      1.20      307,168         199,628     0.07      0.40 to   1.45   4.56 to    5.46
2005              --      1.13     to      1.14       11,422          10,396      --       0.40 to   1.45  11.45 to   12.40

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND, DIVISION 84 /(6)/
-----------------------------------------------------------------
2009         213,947     $0.77     to      0.87     $184,086        $149,260     1.98%    0.40% to  1.00% 30.19% to  30.97%
2008         229,331      0.59     to      0.67      151,515         219,815     1.09      0.40 to   1.00 -36.15 to  -35.76
2007         272,853      1.03     to      1.04      279,734         350,729     0.66      0.40 to   1.00 -10.95 to  -10.59
2006         325,757      1.16     to      1.16      376,054         222,427     0.93      0.40 to   1.00  17.96 to   18.43
2005              --      0.98     to      0.98        4,916           4,814     0.12      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85 /(6)/
-----------------------------------------------------------------
2009         112,722     $0.76     to      0.86     $ 95,333        $ 76,536     0.25%    0.40% to  1.00% 39.45% to  40.29%
2008         115,211      0.54     to      0.61       69,837         101,001     0.08      0.40 to   1.00 -40.30 to  -39.93
2007         128,891      1.01     to      1.02      128,428         151,573      --       0.40 to   1.00  -3.79 to   -3.40
2006         159,122      1.05     to      1.06      166,683         106,306      --       0.40 to   1.00   5.87 to    6.29
2005              --      1.00     to      1.00        2,490           2,424      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86 /(6)/
--------------------------------------------------------------------
2009          67,301     $0.83     to      1.04     $ 69,293        $ 48,669     0.01%    0.40% to  1.00% 51.58% to  52.49%
2008          55,785      0.55     to      0.69       37,879          54,383      --       0.40 to   1.00 -41.16 to  -40.80
2007          61,000      1.15     to      1.16       69,884          56,667      --       0.40 to   1.00  13.29 to   13.74
2006          48,733      1.02     to      1.02       49,519          32,409      --       0.40 to   1.00   3.76 to    4.17
2005              --      0.98     to      0.98        2,453           2,411      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I GLOBAL EQUITY FUND, DIVISION 87 /(6)/
-----------------------------------------------------------------
2009         282,505     $0.64     to      0.91     $248,410        $205,613     0.38%    0.40% to  1.45% 27.72% to  29.08%
2008         303,049      0.49     to      0.71      208,026         328,038     1.18      0.40 to   1.45 -46.87 to  -46.30
2007         337,867      1.30     to      1.32      434,029         451,456     1.72      0.40 to   1.45   7.48 to    8.42
2006         354,730      1.21     to      1.22      430,266         248,458     2.17      0.40 to   1.45  20.86 to   21.90
2005              --      1.00     to      1.00        2,507           2,433     0.08      0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                     AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
            ----------------------------------------------  -------------------------------------------------------
                       UNIT FAIR VALUE            NET        AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
            UNITS        LOWEST TO               ASSETS     NET ASSETS   INCOME      LOWEST TO         LOWEST TO
            (000S)        HIGHEST                (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
            ---------- ----------------------  ------------ ---------- ----------  --------------  ------------------
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88 /(6)/
------------------------------------------------------------
2009        320,247    $0.94    to     1.30    $  409,351   $  349,195   10.60%    0.40% to  1.00%  22.79% to   23.53%
2008        354,647     0.76    to     1.05       369,050      447,117    5.76     0.40  to  1.00  -21.58  to  -21.11
2007        383,458     1.32    to     1.34       506,215      487,999    1.46     0.40  to  1.00    8.98  to    9.42
2006        364,752     1.21    to     1.22       442,018      252,385    2.36     0.40  to  1.00   19.92  to   20.40
2005             --     1.01    to     1.01         5,070        4,882    0.09     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89 /(6)/
------------------------------------------------------------
2009        751,757    $0.77    to     1.09    $  810,513   $  642,165    2.97%    0.40% to  1.00%  45.89% to   46.77%
2008        765,921     0.53    to     0.75       565,647      820,333    3.43     0.40  to  1.00  -45.10  to  -44.77
2007        844,141     1.34    to     1.36     1,120,870    1,014,476    0.90     0.40  to  1.00   10.05  to   10.50
2006        692,139     1.22    to     1.23       841,622      442,935    1.98     0.40  to  1.00   20.97  to   21.46
2005             --     1.01    to     1.01         2,526        2,439    0.03     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I GLOBAL REAL ESTATE FUND, DIVISION 101 /(9)/
------------------------------------------------------------
2009        312,027    $0.84    to     0.85    $  270,476   $  208,280   13.12%    0.40% to  1.00%  30.58% to   31.36%
2008        294,039     0.64    to     0.65       195,460       51,139    5.32     0.40  to  1.00  -35.75  to  -35.43

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/(4)/     Funds commenced operations on December 17, 2004.

/(5)/     Funds commenced operations on February 18, 2005.

/(6)/     Funds commenced operations on December 5, 2005.

/(7)/     Funds were closed as of May 19, 2006.

/(8)/     Fund commenced operations on February 18, 2005 and closed April 21,
          2008.

/(9)/     Fund commenced operations on March 7, 2008.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP, INC.

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

9. SUBSEQUENT EVENTS

On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG. Due to this sale, AIG Global Investment Corp. is no longer affiliated with the Company.

                              Portfolio Director
                             Portfolio Director 2
                            Portfolio Director Plus
                 Fixed and Variable Deferred Annuity Contracts

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

    (i)    Audited Financial Statements - The Variable Annuity Life Insurance
           Company
           Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
           Consolidated Statements of Income (Loss)
           Consolidated Statements of Comprehensive Income (Loss)
           Consolidated Statements of Shareholder's Equity
           Consolidated Statements of Cash Flows
           Notes to the Consolidated Financial Statements

    (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
           Report of Independent Registered Public Accounting Firm
           Statement of Assets and Liabilities
           Statement of Operations
           Schedule of Portfolio Investments
           Statements of Changes in Net Assets
           Notes to the Financial Statements

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (8)

2.         Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).      Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i).   Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii).  Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).
           (1)

4(b)(iii). Specimen Certificate of Participation under Group Annuity Contract
           (Form UITG-194P). (1)

4(b)(iv).  Specimen Individual Retirement Account Annuity Contract. (Form
           UIT-IRA-194). (1)

4(b)(v).   Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi).  Specimen Endorsement to Group Annuity Contract or Certificate of
           Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form
           UIT-SIMPLE-897). (4)

4(b)(viii).Specimen Portfolio Director Endorsement to Individual Annuity
           Contract (Form IPD-798). (4)

4(b)(ix).  Specimen Portfolio Director Individual Retirement Annuity (IRA)
           Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi).  Specimen Economic Growth and Tax Relief Reconciliation Act
           ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302). (8)

4(b)(xii). Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
           EGTRIRA 802). (8)

4(b)(xiii).Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form
           ROTHEGTR-802). (8)

4(b)(xiv).Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (9)

4(b)(xv). Form of Premium Enhancement Credit Endorsement on First-Year
          Contributions. (12)

4(b)(xvi).Form of Premium Enhancement Credit Endorsement on Eligible Deposits.
          (12)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities
          (NQDA). (8)

5(a)(ii). Specimen Application for Portfolio Director/Portfolio Director
          2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (8)

5(b).     Specimen Group Master Application. (8)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (10)

7.        Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (5)

          (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (6)

8(b)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (7)

8(b)(ii). Form of Administrative Services Agreement between The Variable
          Annuity Life Insurance Company and Ariel Distributors, Inc. (7)

8(c)(i). Form of Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010. (14)

8(c)(ii). Form of Administrative Services Agreement between The Variable
          Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (7)

9.        Opinion of Counsel and Consent of Depositor. (11)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.       Not Applicable.

12.       Not Applicable.

13.       Calculation of standard and nonstandard performance information. (3)

14(a)     Powers of Attorney - The Variable Annuity Life Insurance Company (14)

14(b)     Powers of Attorney - The Variable Annuity Life Insurance Company. (13)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
--------
/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
/(2)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
/(3)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
/(4)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
/(6)/ Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
/(7)/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
/(8)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
/(9)/ Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.
/(10)/ Incorporated by reference to Initial Form N-4 (File
       No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession
       No. 0001193125-06-206012.
/(11)/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession
       No. 0001193125-06-254482.
/(12)/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession
       No. 0000354912-07-000021.
/(13)/ Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 22, 2008, Accession
       No. 0001193125-08-036236.
/(14)/ Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2010, Accession
       No. 0001193125-10-101439.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES                   POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----                   --------------------------------------------------------------
Jay S. Wintrob*         Director
Bruce R. Abrams         Director, President and Chief Executive Officer
Michael J. Akers        Director, Senior Vice President & Chief Actuary
Jim Coppedge            Director, Senior Vice President & General Counsel
N. Scott Gillis**       Director, Senior Vice President & Principal Financial Officer
Roger E. Hahn           Director & Investment Officer
Sharla Jackson ***      Director, Executive Vice President - Operations
Kathleen M. McCutcheon  Director and Senior Vice President - Human Resources

Dean Miller ****       Director
Shawn Duffy            Executive Vice President
Greg Garvin            Executive Vice President
Glenn Harris           Executive Vice President
Leslie K. Bates        Senior Vice President
Kurt W. Bernlohr       Senior Vice President
Lillian Caliman        Senior Vice President & Divisional Chief Information Officer
Craig Cheyne           Senior Vice President
Evelyn Curran          Senior Vice President
David H. den Boer      Senior Vice President & Chief Compliance Officer
Laurel Ludden          Senior Vice President
Joseph P. McKernan     Senior Vice President - Information Technology
Thomas G. Norwood      Senior Vice President - Broker/Dealer Operations
Brenda Simmons         Senior Vice President
Robert E. Steele***    Senior Vice President -Specialty Products
Bob Architect          Vice President
Richard L. Bailey      Vice President -Group Actuarial
David E. Ballard*      Vice President
William B. Bartelloni  Vice President
Mary C. Birmingham     Vice President
Gregory Stephen Broer  Vice President -Actuarial
Richard A. Combs       Vice President -Actuarial
Neil J. Davidson       Vice President -Actuarial
Robin Farris           Vice President
Tracy Fielder          Vice President
Darlene Flagg          Vice President - Case Development
Mark D. Foster         Vice President -VFA Compensation
Daniel Fritz           Vice President -Actuarial
Marc Gamsin*           Vice President
David W. Hilbig        Vice President - Education Services & Marketing Communications
Eric B. Holmes         Vice President
Michael R. Hood        Vice President
Jeffrey M. Hughes      Vice President
Stephen M. Hughes      Vice President - Marketing
Richard D. Jackson     Vice President
Joanne M. Jarvis       Vice President - Sales Planning & Reporting
Dave Jorgensen         Vice President and Controller
Joan M. Keller         Vice President - Client Service Processing
Ted G. Kennedy         Vice President - Government Relations
Calvin King            Vice President - North Houston CCC
John Malcolm           Vice President
Lou McNeal             Vice President
Michael M. Mead*       Vice President
Greg Outcalt*          Vice President
Rembert R. Owen, Jr.   Vice President & Assistant Secretary
John N. Packs          Vice President
William J. Rapp        Vice President
Phillip W. Schraub     Vice President
Cynthia S. Seeman      Vice President
Cindy Short            Vice President
Kathryn T. Smith       Vice President
Katherine Stoner       Vice President & Secretary
Richard Turner         Vice President - Retirement Services Tax
Krien VerBerkmoes      Vice President - Sales Compliance
Thomas M. Ward         Vice President
Troy Fukumoto*         Investment Officer

Thomas H. McMeekin****  Investment Officer
Locklan O. McNew        Investment Officer
Russell Lessard         Chief AML Officer
W. Larry Mask           Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks        Tax Officer
Tracey E. Harris        Assistant Secretary
Debra L. Herzog         Assistant Secretary
Paula G. Payne          Assistant Secretary
Connie E. Pritchett***  Assistant Secretary
John Fleming            Assistant Treasurer
Linda L. Pinney         Assistant Treasurer
Robert C. Bauman        Assistant Vice President
Paul Hoepfl             Assistant Vice President
Joyce Bilski            Administrative Officer
Kara R. Boling          Administrative Officer
Fred Caldwell           Administrative Officer
Debbie G. Fewell***     Administrative Officer
Tom Goodwin             Administrative Officer
Wendy Green***          Administrative Officer
John Griggs             Administrative Officer
Carolyn Gutierrez       Administrative Officer
Freda Lee               Administrative Officer
Joella McPherson        Administrative Officer
David Malleck***        Administrative Officer
Steven Mueller          Administrative Officer
Sheryl Reed             Administrative Officer
Carolyn Roller***       Administrative Officer
Jennifer E. Sailors     Administrative Officer
Diana Smirl***          Administrative Officer
--------
*     1 SunAmerica Center, Los Angeles, California 90067-6022
**    21650 Oxnard Ave., Woodland Hills, California 91367
***   205 E. 10th Avenue, Amarillo, Texas 79101
****  70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0001047469-10-001465, filed February 26, 2010, and is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 2010:

                                    QUALIFIED CONTRACTS NON-QUALIFIED CONTRACTS
                                    ------------------  -----------------------
                                     GROUP   INDIVIDUAL GROUP     INDIVIDUAL
                                    -------  ----------  ------   ----------
Portfolio Director.................   4,782     7,335      158        0
Portfolio Director 2...............  71,234    34,944    7,513        0
Portfolio Director Plus............ 141,076    64,685   28,010        1

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event
(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL          POSITION AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS             AMERICAN GENERAL DISTRIBUTORS, INC.
------------------  -------------------------------------------------------
Kurt W. Bernlohr    Director, Chief Executive Officer and President
David H. den Boer   Director, Senior Vice President and Assistant Secretary
Katherine Stoner    Director and Secretary
Thomas G. Norwood   Executive Vice President
Thomas M. Ward      Vice President
Krien VerBerkmoes   Chief Compliance Officer
John Reiner         Chief Financial Officer and Treasurer
Paul Hoepfl         Assistant Treasurer
Louis V. McNeal     Assistant Treasurer
Daniel R. Cricks    Tax Officer
Debra L. Herzog     Assistant Secretary
Paula G. Payne      Assistant Secretary
Robert C. Bauman    Administrative Officer

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of July, 2010.

                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                                   BY:  THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  /s/ KATHERINE STONER
                                        ----------------------------------------
                                        Katherine Stoner
                                        Vice President, Deputy General
                                        Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                          TITLE                       DATE
        ---------                         -----                       ----

JAY S. WINTROB *          Director                                July 2, 2010
-------------------------
Jay S. Wintrob

BRUCE R. ABRAMS *         Director and Chief                      July 2, 2010
------------------------- Executive Officer
Bruce R. Abrams

MICHAEL J. AKERS *        Director                                July 2, 2010
-------------------------
Michael J. Akers

JIM COPPEDGE *            Director                                July 2, 2010
-------------------------
Jim Coppedge

N. SCOTT GILLIS *         Director and Principal                  July 2, 2010
------------------------- Financial Officer
N. Scott Gillis

ROGER E. HAHN*            Director and Investment Officer         July 2, 2010
-------------------------
Roger E. Hahn

SHARLA A. JACKSON *       Director                                July 2, 2010
-------------------------
Sharla A. Jackson

KATHLEEN M. MCCUTCHEON *  Director                                July 2, 2010
-------------------------
Kathleen M. McCutcheon

DEAN E. MILLER *          Director                                July 2, 2010
-------------------------
Dean E. Miller

/s/ DAVID S. JORGENSEN    Vice President                          July 2, 2010
------------------------- and Controller
David S. Jorgensen        (Principal Accounting Officer)

* /s/ KATHERINE STONER    Attorney-In-Fact                        July 2, 2010
-------------------------
Katherine Stoner

                               Index of Exhibits

10. Consent of Independent Registered Public Accounting Firm